Filed pursuant to Rule 485(b)
File Nos. 33-19229; 811-5430

State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 997-7327
www.ssgafunds.com

PROSPECTUS
DECEMBER 14, 2011

SSgA MONEY MARKET FUNDS

SSgA Money Market Fund (Ticker Symbol: ssmxx)	SSgA U.S. Government Money Market Fund (Ticker Symbol: ssgxx)	SSgA Tax Free Money Market Fund (Ticker Symbol: staxx)

SSgA FIXED INCOME FUNDS

SSgA Bond Market Fund (Ticker Symbol: ssbmx)	SSgA Intermediate Fund (Ticker Symbol: ssinx)	SSgA High Yield Bond Fund (Ticker Symbol: sshyx)

SSgA DOMESTIC EQUITY FUNDS

SSgA Disciplined Equity Fund (Ticker Symbol: ssmtx)	SSgA Small Cap Fund (Ticker Symbol: svscx)	SSgA Tuckerman Active REIT Fund (Ticker Symbol: ssrex)

SSgA IAM SHARES Fund (Ticker Symbol: siamx)	SSgA Enhanced Small Cap Fund (Ticker Symbol: sespx)	SSgA Directional Core Equity Fund (Ticker Symbol: sdcqx)

SSgA INTERNATIONAL EQUITY FUNDS

SSgA Emerging Markets Fund (Ticker Symbol: ssemx)	SSgA International Stock Selection Fund (Ticker Symbol: ssaix)

SSgA FUNDS OF FUNDS

SSgA Life Solutions Balanced Fund (Ticker Symbol: sslbx)	SSgA Life Solutions Growth Fund (Ticker Symbol: sslgx)	SSgA Life Solutions Income and Growth Fund (Ticker Symbol: sslix)

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this Prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

SSgA Money Market Fund	2
SSgA U.S. Government Money Market Fund	5
SSgA Tax Free Money Market Fund	8
SSgA Bond Market Fund	11
SSgA Intermediate Fund	15
SSgA High Yield Bond Fund	18
SSgA Disciplined Equity Fund	22
SSgA Small Cap Fund	25
SSgA Tuckerman Active REIT Fund	28
SSgA IAM SHARES Fund	31
SSgA Enhanced Small Cap Fund	34
SSgA Directional Core Equity Fund	37
SSgA Emerging Markets Fund	41
SSgA International Stock Selection Fund	44
SSgA Life Solutions Balanced Fund	47
SSgA Life Solutions Growth Fund	51
SSgA Life Solutions Income and Growth Fund	55
FUND OBJECTIVES, STRATEGIES AND RISKS	59
SSgA Money Market Fund	59
SSgA U.S. Government Money Market Fund	61
SSgA Tax Free Money Market Fund	62
SSgA Bond Market Fund	64
SSgA Intermediate Fund	66
SSgA High Yield Bond Fund	68
SSgA Disciplined Equity Fund	70
SSgA Small Cap Fund	71
SSgA Tuckerman Active REIT Fund	73
SSgA IAM SHARES Fund	74
SSgA Enhanced Small Cap Fund	75
SSgA Directional Core Equity Fund	77
SSgA Emerging Markets Fund	79
SSgA International Stock Selection Fund	81
SSgA Life Solutions Balanced Fund	83
SSgA Life Solutions Growth Fund	85
SSgA Life Solutions Income and Growth Fund	87
Investment Strategies Common to the SSgA Funds	89
Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds	89
Portfolio Holdings	90
FUND MANAGEMENT	91
Investment Advisor/Subadvisor	91
Investment Management Fees	91
Portfolio Management	91
SHAREHOLDER INFORMATION	93
Pricing of Fund Shares	93
Investing in SSgA Fund Shares	93
Purchasing Shares	93
Redeeming Shares	95
Dividends and Distributions	98
Taxes	99
DISTRIBUTION ARRANGEMENTS	100
FINANCIAL HIGHLIGHTS	102

ADDITIONAL INFORMATION ABOUT THE SSgA FUNDS	Back Cover

This Prospectus relates solely to Institutional Class shares of certain SSgA Funds. Certain SSgA Funds have other share classes, and there are SSgA Funds other than those funds described in this Prospectus. Those other funds and share classes are described in separate Prospectuses.

SSgA Money Market Fund	FUND SUMMARY	Ticker Symbol: ssmxx

Investment Objective

SSgA Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar-denominated securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.25%
Distribution and Shareholder Service (12b-1) Fees	0.08%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.38%
Less Fee Waivers and/or Expense Reimbursements	0.00%*
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.38%

*	The fund’s investment advisor is contractually obligated until December 31, 2012 to waive its management fee and to reimburse the fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.40% of average daily net assets on an annual basis.

Total Annual Fund Operating Expenses may be higher than the fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the fund including voluntary waivers.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

$39	$122	$213	$480

Principal Investment Strategies

SSgA Money Market Fund follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions by investing in high quality money market instruments. The fund invests in accordance with regulatory requirements applicable to money market funds, which impose strict conditions on the quality of portfolio securities, liquidity of portfolio holdings, the maturity of individual securities and the portfolio as a whole, and portfolio diversification.

The fund attempts to meet its investment objective by investing in a broad range of money market instruments, including certificates of deposit, bank notes and other bank instruments, commercial paper, repurchase agreements, asset-backed securities, corporate obligations, instruments issued or guaranteed by the U.S. government, its agencies and sponsored entities. These instruments may bear fixed, variable or floating rates of interest or may be zero coupon securities.

Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•	Risks Common to Funds Investing Principally in Debt Instruments.

•	Interest Rate Risk—The risk that interest rates will rise, causing the value of the fund’s assets to fall.

•	Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument held by the fund will fail to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.

•	Prepayment Risk (when repayment of principal occurs before scheduled maturity) and Extension Risk (when rates of repayment of principal are slower than expected)—Applicable primarily to mortgage-related securities, the risks that the underlying loan obligations may be refinanced (repaid) faster or slower than expected, causing the fund to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

•	Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the fund.

SSgA Money Market Fund	FUND SUMMARY	Ticker Symbol: ssmxx

•	Risk Associated with Maintaining a Stable Share Price. To the extent that the aggregate market value of the fund’s assets materially varies from the aggregate of the acquisition prices of those assets, the fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests.

•	Rapid Changes in Interest Rates. Rapid changes in interest rates may cause significant requests to redeem fund shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.

•	Low Short-Term Interest Rates. As short-term interest rates approach 0%, the fund may maintain substantial cash balances. The fund typically does not receive any income from uninvested cash. In addition, if the fund generates insufficient income to pay its expenses, it may not pay a daily dividend.

•	Concentrated Exposure to Financial Institutions. Many instruments in which the fund invests, including repurchase agreements, are issued or guaranteed by financial institutions, such as banks and brokers, or are collateralized by securities issued or guaranteed by financial institutions. Changes in the credit worthiness of any of these institutions may adversely affect the value of instruments held by the fund.

•	Foreign Securities. The fund may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Financial information relating to foreign issuers may be more limited than financial information generally available for domestic issuers. In addition, the value of instruments of foreign issuers may be adversely affected by local or regional political and economic developments.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Performance

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

Highest Quarterly	Lowest Quarterly
Results (2001-2010)	Results (2001-2010)	Year-to-Date Ended

March 31, 2001: 1.39%	December 31, 2010: 0.00%	September 30, 2011: 0.00%

Average Annual Total Returns
For the Periods Ending December 31, 2010:

	1 Year*	5 Years*	10 Years*

SSgA Money Market Fund	0.01%	2.48%	2.27%

Citigroup 3-month Treasury Bill Index	0.13%	2.30%	2.26%

*	The returns would have been lower without the contractual and voluntary management fee waiver and/or expense reimbursement.

To obtain the fund’s current yield, please call (800) 997-7327.

Investment Advisor

SSgA Funds Management, Inc. serves as the investment advisor to the fund.

For important information about investment advisor, please turn to “Fund Management” beginning on page 91.

Purchase and Sale of Fund Shares

Purchase Minimums

To establish an account All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and other financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, individual retirement accounts (IRAs) or retirement plan accounts) will

SSgA Money Market Fund	FUND SUMMARY	Ticker Symbol: ssmxx

not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers. You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Registered, Express,
Regular mail	Certified Mail

SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 5 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Other Financial Intermediaries. If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

For important information about purchase and sale of fund shares, please turn to “Shareholder Information” beginning on page 93.

Tax Information

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

For important tax information, please turn to “Taxes” on page 99.

Payments to Brokers, Banks and Other Financial Intermediaries

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

For important information about financial intermediary compensation, please turn to “Distribution Arrangements” on page 100.

SSgA U.S. Government Money Market Fund	FUND SUMMARY	Ticker Symbol: ssgxx

Investment Objective

SSgA U.S. Government Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the U.S. government or its instrumentalities with remaining maturities of one year or less.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.25%
Distribution and Shareholder Service (12b-1) Fees	0.08%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.39%

Total Annual Fund Operating Expenses may be higher than the fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the fund including voluntary waivers.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

$40	$125	$219	$493

Principal Investment Strategies

SSgA U.S. Government Money Market Fund typically invests at least 80% of its net assets (plus borrowings, if any) in instruments issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments. These instruments may bear fixed, variable or floating rates of interest or may be zero coupon securities. The fund may make significant investments in certain mortgage-related securities, including obligations of the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank, that are neither insured nor guaranteed by the U.S. Treasury. The fund will not invest more than 5% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

The fund follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions by investing in high quality money market instruments. The fund invests in accordance with regulatory requirements applicable to money market funds, which impose strict conditions on the quality of portfolio securities, the maturity of individual securities and the portfolio as a whole, and portfolio diversification.

Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•	Risks Common to Funds Investing Principally in Debt Instruments.

•	Interest Rate Risk—The risk that interest rates will rise, causing the value of the fund’s assets to fall.

•	Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument held by the fund will fail to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.

•	Prepayment Risk (when repayment of principal occurs before scheduled maturity) and Extension Risk (when rates of repayment of principal are slower than expected)—Applicable primarily to mortgage-related securities, the risks that the underlying loan obligations may be refinanced (repaid) faster or slower than expected, causing the fund to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

•	Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the fund.

•	Government Securities. Securities of certain U.S. government agencies and instrumentalities are not guaranteed by the U.S. Treasury, and the fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment.

SSgA U.S. Government Money Market Fund	FUND SUMMARY	Ticker Symbol: ssgxx

•	Significant Exposure to U.S. Government Agencies and Financial Institutions. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies. Similarly, events that would affect the market value of instruments issued by one financial institution, including repurchase agreements, may adversely affect the market value of instruments issued by similarly situated financial institutions.

•	Risk Associated with Maintaining a Stable Share Price. To the extent that the aggregate market value of the fund’s assets materially varies from the aggregate of the acquisition prices of those assets, the fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests.

•	Rapid Changes in Interest Rates. Rapid changes in interest rates may cause significant requests to redeem fund shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.

•	Low Short-Term Interest Rates. As short-term interest rates approach 0%, the fund may maintain substantial cash balances. The fund typically does not receive any income from uninvested cash. In addition, if the fund generates insufficient income to pay its expenses, it may not pay a daily dividend.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Performance

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

Highest Quarterly	Lowest Quarterly
Results (2001-2010)	Results (2001-2010)	Year-to-Date Ended

March 31, 2001: 1.36%	December 31, 2010: 0.00%	September 30, 2011: 0.00%

Average Annual Total Returns
For the Periods Ending December 31, 2010:

	1 Year*	5 Years	10 Years

SSgA U.S. Government Money Market Fund	0.00%	2.29%	2.14%

Citigroup 3-month Treasury Bill Index	0.13%	2.30%	2.26%

*	The returns would have been lower without the voluntary management fee waiver and/or expense reimbursement.

To obtain the fund’s current 7-day yield, please call (800) 997-7327.

Investment Advisor

SSgA Funds Management, Inc. serves as the investment advisor to the fund.

For important information about investment advisor, please turn to “Fund Management” beginning on page 91.

Purchase and Sale of Fund Shares

Purchase Minimums

To establish an account
All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and other financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, individual

SSgA U.S. Government Money Market Fund	FUND SUMMARY	Ticker Symbol: ssgxx

retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers. You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Registered, Express,
Regular mail	Certified Mail

SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 5 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Other Financial Intermediaries. If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

For important information about purchase and sale of fund shares, please turn to “Shareholder Information” beginning on page 93.

Tax Information

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

For important tax information, please turn to “Taxes” on page 99.

Payments to Brokers, Banks and Other Financial Intermediaries

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

For important information about financial intermediary compensation, please turn to “Distribution Arrangements” on page 100.

SSgA Tax Free Money Market Fund	FUND SUMMARY	Ticker Symbol: staxx

Investment Objective

SSgA Tax Free Money Market Fund seeks to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.25%
Distribution and Shareholder Service (12b-1) Fees	0.14%
Other Expenses	0.30%
Acquired Fund Fee and Expenses (fees and expenses incurred indirectly by the fund as a result of an investment in shares of one or more acquired funds)	0.04%
Total Annual Fund Operating Expenses	0.73%

Total Annual Fund Operating Expenses may be higher than the fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the fund including voluntary waivers.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

$75	$233	$406	$906

Principal Investment Strategies

SSgA Tax Free Money Market Fund invests at least 80% of its net assets (plus borrowings, if any) in federal tax-exempt, high quality, short-term municipal securities of all types. The fund generally invests all of its assets in instruments exempt from ordinary federal income tax. The fund may not invest more than 20% of its net assets in federally taxable money market instruments, including securities issued by or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as certificates of deposit, commercial paper and repurchase agreements.

The fund follows a disciplined investment process that attempts to provide stability, liquidity and competitive yields through all market environments, as well as reduce risks, by investing in high quality money market instruments. In addition, the fund follows regulatory requirements applicable to all money market funds, which impose strict conditions on the quality of portfolio securities, the maturity of individual securities and the portfolio as a whole, and portfolio diversification.

The fund attempts to meet its investment objective by investing principally in municipal securities, including general obligation bonds and notes; revenue bonds and notes; commercial paper and other privately issued securities; tender option bonds; private activity bonds; industrial development bonds; and municipal lease contracts. These instruments may bear fixed, variable or floating rates of interest or may be zero coupon securities. The fund also may invest in securities of other investment companies with similar investment guidelines.

Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•	Risks Common to Funds Investing Principally in Debt Instruments.

•	Interest Rate Risk—The risk that interest rates will rise, causing the value of the fund’s assets to fall.

•	Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument held by the fund will fail to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.

•	Prepayment Risk (when repayment of principal occurs before scheduled maturity) and Extension Risk (when rates of repayment of principal are slower than expected)—Applicable primarily to mortgage-related securities, the risks that the underlying loan obligations may be refinanced (repaid) faster or slower than expected, causing the fund to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

•	Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, because of a lack of

SSgA Tax Free Money Market Fund	FUND SUMMARY	Ticker Symbol: staxx

demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the fund.

•	Risk Associated with Maintaining a Stable Share Price. To the extent that the aggregate market value of the fund’s assets materially varies from the aggregate of the acquisition prices of those assets, the fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests.

•	Rapid Changes in Interest Rates. Rapid changes in interest rates may cause significant requests to redeem fund shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.

•	Municipal Obligations Risk. The municipal securities market in which the fund invests may be volatile and may be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. If an issuer of a municipal security does not comply with applicable tax requirements, interest paid on the security may become taxable and the security could decline in value.

•	Concentrated Exposure to Financial Institutions. Many instruments in which the fund invests, including repurchase agreements, are issued or guaranteed by financial institutions, such as banks and brokers, or are collateralized by securities issued or guaranteed by financial institutions. Changes in the credit worthiness of any of these institutions may adversely affect the value of instruments held by the fund.

•	Low Short-Term Interest Rates. As short-term interest rates approach 0%, the fund may maintain substantial cash balances. The fund typically does not receive any income from uninvested cash. In addition, if the fund generates insufficient income to pay its expenses, it may not pay a daily dividend.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Performance

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

Highest Quarterly	Lowest Quarterly
Results (2001-2010)	Results (2001-2010)	Year-to-Date Ended

September 30, 2007: 0.81%	December 31, 2010: 0.00%	September 30, 2011: 0.00%

Average Annual Total Returns
For the Periods Ending December 31, 2010:

	1 Year*	5 Years*	10 Years*

SSgA Tax Free Market Fund	0.00%	1.67%	1.48%

iMoney Net Tax Free Average	0.00%	1.60%	1.42%

*	The returns would have been lower without the voluntary management fee waiver and/or expense reimbursement.

To obtain the fund’s current yield, please call (800) 997-7327.

Investment Advisor

SSgA Funds Management, Inc. serves as the investment advisor to the fund.

For important information about investment advisor, please turn to “Fund Management” beginning on page 91.

Purchase and Sale of Fund Shares

Purchase Minimums

To establish an account
All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and other financial intermediaries that maintain one or more accounts

SSgA Tax Free Money Market Fund	FUND SUMMARY	Ticker Symbol: staxx

with the funds (including fee-based wrap accounts, individual retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers. You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Registered, Express,
Regular mail	Certified Mail

SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Other Financial Intermediaries. If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

For important information about purchase and sale of fund shares, please turn to “Shareholder Information” beginning on page 93.

Tax Information

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes. Moreover, distributions by the fund that are designated as “exempt-interest dividends” generally are not taxable for federal income tax purposes. However, such income may still be subject to state or local taxation. Distributions not designated by the fund as “exempt-interest dividends” generally will be taxable as described above.

For important tax information, please turn to “Taxes” on page 99.

Payments to Brokers, Banks and Other Financial Intermediaries

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

For important information about financial intermediary compensation, please turn to “Distribution Arrangements” on page 100.

SSgA Bond Market Fund	FUND SUMMARY	Ticker Symbol: ssbmx

Investment Objective

SSgA Bond Market Fund seeks to maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Barclays Capital U.S. Aggregate Bond Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.30%
Distribution and Shareholder Service (12b-1) Fees	0.10%
Other Expenses	0.88%
Acquired Fund Fee and Expenses (fees and expenses incurred indirectly by the fund as a result of an investment in shares of one or more acquired funds)	0.01%
Total Annual Fund Operating Expenses	1.29%
Less Fee Waivers and/or Expense Reimbursements	(0.78)%*
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.51%*

*	The fund’s investment advisor is contractually obligated until December 31, 2012 to waive its management fee and to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.50% of average daily net assets on an annual basis.

Due to subsequent events, Total Annual Fund Operating Expenses may be higher than the fund’s ratio of expenses to average net assets shown in the Financial Highlights.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

$52	$332	$633	$1,488

Portfolio Turnover

The fund pays transaction costs, typically reflected in a bond’s purchase or sale price, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 447% of the average value of its portfolio.

Principal Investment Strategies

SSgA Bond Market Fund attempts to meet its objective by investing at least 80% of its net assets (plus borrowings, if any) in debt instruments. The fund’s portfolio typically consists of a core portfolio principally drawn from, and that is intended to reflect the overall risk characteristics of, the securities in the Barclays Capital U.S. Aggregate Bond Index, the fund’s benchmark. The fund then selects other securities, which may be securities inside or outside of the benchmark, to overweight or underweight certain industries and sectors represented in the benchmark. The fund also manages its duration (that is, the sensitivity of the fund’s portfolio as a whole to interest rate changes) generally by investing in futures and primarily to correspond to the benchmark. The fund actively trades its portfolio holdings in an effort to benefit from short-term yield disparities among different issues of fixed income securities, or otherwise to increase total return to the fund.

The fund invests primarily in investment grade debt instruments. Many of those instruments are instruments issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, obligations of U.S. and foreign corporations (e.g., “Yankee” bonds), including public utilities; obligations of U.S. and foreign financial institutions; repurchase agreements collateralized with high quality securities and other assets; derivatives, including swaps, futures and options; and asset-backed securities, including asset-backed commercial paper and mortgage-related securities. Such instruments typically are denominated in U.S. dollars. The fund may also invest in high yield bonds commonly referred to as “junk bonds.” High yield bonds, and to a lesser extent other types of bonds, may be purchased at a discount to their face value and thereby provide opportunities to the fund for capital appreciation. The fund may buy or sell securities on a forward commitment, delayed-delivery or when-issued basis. These transactions involve the purchase or sale of securities by a fund at an established price with payment or delivery taking place in the future. The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market

SSgA Bond Market Fund	FUND SUMMARY	Ticker Symbol: ssbmx

funds advised by the fund’s investment advisor, in order to manage its cash. The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, and the fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

Principal Risks

It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•	Risks Common to Funds Investing Principally in Debt Instruments.

•	Interest Rate Risk—The risk that interest rates will rise, causing the value of the fund’s assets to fall.

•	Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument held by the fund will fail to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.

•	Prepayment Risk (when repayment of principal occurs before scheduled maturity) and Extension Risk (when rates of repayment of principal are slower than expected)—Applicable primarily to mortgage-related securities, the risks that the underlying loan obligations may be refinanced (repaid) faster or slower than expected, causing the fund to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

•	Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the fund.

•	Rapid Changes in Interest Rates. Rapid changes in interest rates may cause significant requests to redeem fund shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.

•	Significant Exposure to U.S. Government Agencies and Financial Institutions. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies. Similarly, events that would affect the market value of instruments issued by one financial institution, including repurchase agreements, may adversely affect the market value of instruments issued by similarly situated financial institutions.

•	Mortgage-Related and Other Asset-Backed Securities. Defaults on the underlying assets of the mortgage-related and other asset-backed securities held by the fund may impair the value of those securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment risk and extension risk than do other types of fixed income securities.

•	Non-Investment Grade Securities. Securities rated below investment grade (that is, below BBB by S&P or Baa by Moody’s) are regarded as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. High yield bonds generally are not as sensitive to interest rate changes as investment grade bonds.

•	Foreign Securities. To the extent the fund holds securities of foreign issuers, financial information concerning those issuers may be unavailable or more limited than information generally available from U.S. issuers, and it may have difficulty selling the securities or protecting its investment. Foreign securities also tend to be adversely affected by local or regional political and economic developments. Most of the foreign securities held by the fund are “Yankee” bonds, that is, U.S. dollar-denominated foreign bonds. The value of non-U.S. dollar denominated foreign bonds in which the fund may invest also may be subject to changes in exchange rates.

•	Derivatives. The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

•	Forward-Commitment, When-Issued and Delayed-Delivery Securities. Forward-commitment, delayed-delivery and when-issued transactions involve a risk of loss if the value of the security to be purchased or sold by the fund increases or decreases below the repurchase price of those securities or the other party to the transaction fails to complete the transaction.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Performance

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or

SSgA Bond Market Fund	FUND SUMMARY	Ticker Symbol: ssbmx

expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

Highest Quarterly	Lowest Quarterly
Results (2001-2010)	Results (2001-2010)	Year-to-Date Ended

September 30, 2002: 4.80%	December 31, 2007: (5.58)%	September 30, 2011: 5.62%

Average Annual Total Returns
For the Periods Ending December 31, 2010:

SSgA Bond Market Fund	1 Year*	5 Years*	10 Years*

Return Before Taxes	7.72%	2.10%	3.76%
Return After Taxes on Distributions	6.38%	0.52%	2.02%
Return After Taxes on Distributions and Sale of Fund Shares	5.00%	0.85%	2.19%

Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%

*	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Investment Advisor

SSgA Funds Management, Inc. serves as the investment advisor to the fund.

For important information about investment advisor, please turn to “Fund Management” beginning on page 91.

Matthew D. Pappas and Catherine Ann Powers, CFA, serve as the portfolio managers of the fund. They have managed the fund since 2007 and 2011, respectively.

Purchase and Sale of Fund Shares

Purchase Minimums

To establish an account All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and other financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, individual retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers. You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Registered, Express,
Regular mail	Certified Mail

SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Other Financial Intermediaries. If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

For important information about purchase and sale of fund shares, please turn to “Shareholder Information” beginning on page 93.

Tax Information

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.

SSgA Bond Market Fund	FUND SUMMARY	Ticker Symbol: ssbmx

Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

For important tax information, please turn to “Taxes” on page 99.

Payments to Brokers, Banks and Other Financial Intermediaries

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

For important information about financial intermediary compensation, please turn to “Distribution Arrangements” on page 100.

SSgA Intermediate Fund	FUND SUMMARY	Ticker Symbol: ssinx

Investment Objective

SSgA Intermediate Fund seeks a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.30%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses	0.58%
Total Annual Fund Operating Expenses	1.13%
Less Fee Waivers and/or Expense Reimbursements	(0.53)%*
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.60%*

*	The fund’s investment advisor is contractually obligated until December 31, 2012 to waive its management fee and to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.60% of average daily net assets on an annual basis.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

$61	$306	$571	$1,327

Portfolio Turnover

The fund pays transaction costs, typically reflected in a bond’s purchase or sale price, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 533% of the average value of its portfolio.

Principal Investment Strategies

SSgA Intermediate Fund attempts to meet its objective by investing at least 80% of its net assets (plus borrowings, if any) in debt instruments with dollar-weighted average maturities of between three and ten years. The fund’s portfolio typically consists of a core portfolio principally drawn from securities in the Barclays Capital U.S. Intermediate Government/Credit Bond Index, the fund’s benchmark, as well as other securities that have been selected to overweight or underweight certain securities, industries and sectors represented in the benchmark. The fund also manages its duration (that is, the sensitivity of the fund’s portfolio as a whole to interest rate changes) generally by investing in futures and primarily to correspond to the benchmark.

The fund invests primarily in investment grade debt instruments. Many of those instruments are instruments issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, obligations of U.S. and foreign corporations (e.g., “Yankee” bonds), including public utilities; obligations of U.S. and foreign financial institutions; repurchase agreements collateralized with high quality securities and other assets; derivatives, including swaps, futures and options; and asset-backed securities, including asset-backed commercial paper and mortgage-related securities. Such instruments typically are denominated in U.S. dollars. The fund may buy or sell securities on a forward-commitment, delayed-delivery or when-issued basis. These transactions involve the purchase or sale of securities by a fund at an established price with payment or delivery taking place in the future. The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment advisor, in order to manage its cash. The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, and the fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

Principal Risks

It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•	Risks Common to Funds Investing Principally in Debt Instruments.

SSgA Intermediate Fund	FUND SUMMARY	Ticker Symbol: ssinx

•	Interest Rate Risk—The risk that interest rates will rise, causing the value of the fund’s assets to fall.

•	Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument held by the fund will fail to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.

•	Prepayment Risk (when repayment of principal occurs before scheduled maturity) and Extension Risk (when rates of repayment of principal are slower than expected)—Applicable primarily to mortgage-related securities, the risks that the underlying loan obligations may be refinanced (repaid) faster or slower than expected, causing the fund to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

•	Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the fund.

•	Rapid Changes in Interest Rates. Rapid changes in interest rates may cause significant requests to redeem fund shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.

•	Significant Exposure to U.S. Government Agencies and Financial Institutions. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies. Similarly, events that would affect the market value of instruments issued by one financial institution, including repurchase agreements, may adversely affect the market value of instruments issued by similarly situated financial institutions.

•	Mortgage-Related and Other Asset-Backed Securities. Defaults on the underlying assets of the mortgage-related and other asset-backed securities held by the fund may impair the value of those securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment risk and extension risk than do other types of fixed income securities.

•	Foreign Securities. To the extent the fund holds securities of foreign issuers, financial information concerning those issuers may be unavailable or more limited than information generally available from U.S. issuers, and it may have difficulty selling the securities or protecting its investment. Foreign securities also tend to be adversely affected by local or regional political and economic developments. Most of the foreign securities held by the fund are “Yankee” bonds, that is, U.S. dollar-denominated foreign bonds. The value of non-U.S. dollar denominated foreign bonds in which the fund may invest also may be subject to changes in exchange rates.

•	Derivatives. The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

•	Forward-Commitment, When-Issued and Delayed-Delivery Securities. Forward-commitment, delayed-delivery and when-issued transactions involve a risk of loss if the value of the security to be purchased or sold by the fund increases or decreases below the repurchase price of those securities or the other party to the transaction fails to complete the transaction.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Performance

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

SSgA Intermediate Fund	FUND SUMMARY	Ticker Symbol: ssinx

Highest Quarterly	Lowest Quarterly
Results (2001-2010)	Results (2001-2010)	Year-to-Date Ended

September 30, 2002: 4.54%	September 30, 2007: (2.96)%	September 30, 2011: 3.98%

Average Annual Total Returns
For the Periods Ending December 31, 2010:

SSgA Intermediate Fund	1 Year*	5 Years*	10 Years*

Return Before Taxes	6.00%	2.18%	3.49%
Return After Taxes on Distributions	5.07%	0.84%	1.97%
Return After Taxes on Distributions and Sale of Fund Shares	3.88%	1.07%	2.08%

Barclays Capital U.S. Intermediate Government/ Credit Bond Index	5.89%	5.53%	5.51%

*	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Investment Advisor

SSgA Funds Management, Inc. serves as the investment advisor to the fund.

For important information about investment advisor, please turn to “Fund Management” beginning on page 91.

Matthew D. Pappas and Catherine Ann Powers, CFA, serve as the portfolio managers of the fund. They have managed the fund since 2007 and 2011, respectively.

Purchase and Sale of Fund Shares

Purchase Minimums

To establish an account All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and other financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, individual retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers. You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Registered, Express,
Regular mail	Certified Mail

SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Other Financial Intermediaries. If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

For important information about purchase and sale of fund shares, please turn to “Shareholder Information” beginning on page 93.

Tax Information

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

For important tax information, please turn to “Taxes” on page 99.

Payments to Brokers, Banks and Other Financial Intermediaries

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

For important information about financial intermediary compensation, please turn to “Distribution Arrangements” on page 100.

SSgA High Yield Bond Fund	FUND SUMMARY	Ticker Symbol: sshyx

Investment Objective

SSgA High Yield Bond Fund seeks to maximize total return by investing primarily in fixed-income securities, including, but not limited to, those represented by the Barclays Capital U.S. Corporate High-Yield Bond Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.30%
Distribution and Shareholder Service (12b-1) Fees	0.20%
Other Expenses	0.33%
Acquired Fund Fee and Expenses (fees and expenses incurred indirectly by the fund as a result of an investment in shares of one or more acquired funds)	0.01%
Total Annual Fund Operating Expenses	0.84%
Less Fee Waivers and/or Expense Reimbursements	(0.08)%*
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.76%*

*	The fund’s investment advisor is contractually obligated until December 31, 2012 to waive its management fee and to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, and acquired fund fees) exceed 0.75% of average daily net assets on an annual basis.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

$78	$260	$458	$1,030

Portfolio Turnover

The fund pays transaction costs, typically reflected in a bond’s purchase or sale price, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 294% of the average value of its portfolio.

Principal Investment Strategies

SSgA High Yield Bond Fund attempts to meet its objective by investing at least 80% of its net assets (plus borrowings, if any) in high yield bonds commonly referred to as “junk bonds”. The fund’s portfolio typically consists of a core portfolio principally drawn from securities in the Barclays Capital U.S. High-Yield 2% Issuer Capped Index, the fund’s benchmark, as well as other securities that have been selected to overweight or underweight certain securities, industries and sectors represented in the benchmark. Intensive credit analysis of specific issuers is an important component of the fund’s securities selection process. High yield bonds, and to a lesser extent other types of bonds, may be purchased at a discount to their face value and thereby provide opportunities to the fund for capital appreciation. The duration of the fund (that is, its sensitivity to changes in interest rates) is monitored against the benchmark.

The fund invests primarily in debt securities that have been publicly issued or privately placed, with fixed, zero coupon, payment-in-kind, variable or floating interest rates. The fund’s investments may include: obligations of U.S. and foreign corporations (e.g., “Yankee” bonds); privately issued bank loans; equity securities; derivatives (e.g., credit default swap indices); asset-backed securities; and repurchase agreements. The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment advisor, in order to manage its cash. The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, and the fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

Principal Risks

It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•	Risks Common to Funds Investing Principally in Debt Instruments.

SSgA High Yield Bond Fund	FUND SUMMARY	Ticker Symbol: sshyx

•	Interest Rate Risk—The risk that interest rates will rise, causing the value of the fund’s assets to fall.

•	Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument held by the fund will fail to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.

•	Prepayment Risk (when repayment of principal occurs before scheduled maturity) and Extension Risk (when rates of repayment of principal are slower than expected)—Applicable primarily to mortgage-related securities, the risks that the underlying loan obligations may be refinanced (repaid) faster or slower than expected, causing the fund to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

•	Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the fund.

•	Non-Investment Grade Securities. Securities rated below investment grade (that is, below BBB by S&P or Baa by Moody’s) are regarded as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. High yield bonds generally are not as sensitive to interest rate changes as investment grade bonds.

•	Rapid Changes in Interest Rates. Rapid changes in interest rates may cause significant requests to redeem fund shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.

•	Privately Negotiated Loans and Other Indebtedness. The fund may acquire interests in certain corporate loans and other forms of indebtedness that restrict the fund’s ability to sell those interests. As a result, the fund may not be able to sell those interests, or sell those interests for full value, when it otherwise may be advantageous to the fund to do so.

•	Asset-Backed Securities. Defaults on the underlying assets of the asset-backed securities held by the fund may impair the value of an asset-backed security, and there may be limitations on the enforceability of any security interest granted with respect to those assets.

•	Foreign Securities. To the extent the fund holds securities of foreign issuers, financial information concerning those issuers may be unavailable or more limited than information generally available from U.S. issuers, and it may have difficulty selling the securities or protecting its investment. Foreign securities also tend to be adversely affected by local or regional political and economic developments. Most of the foreign securities held by the fund are “Yankee” bonds, that is, U.S. dollar-denominated foreign bonds. The value of non-U.S. dollar denominated foreign bonds in which the fund may invest also may be subject to changes in exchange rates.

•	Equities. To the extent the fund holds equities, the fund will be exposed to the risks inherent in equities. The share price of the fund may fall because of weakness in the stock markets, generally, weakness with respect to a particular industry in which it has significant holdings, or weakness associated with one or more specific companies in which the fund may have substantial investments. Moreover, the fund may not be able to sell some or all of its securities at desired prices.

•	Derivatives. The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Performance

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

SSgA High Yield Bond Fund	FUND SUMMARY	Ticker Symbol: sshyx

Highest Quarterly	Lowest Quarterly
Results (2001-2010)	Results (2001-2010)	Year-to-Date Ended

June 30, 2009: 16.46%	December 31, 2008: (17.13)%	September 30, 2011: (2.49)%

Average Annual Total Returns
For the Periods Ending December 31, 2010:

SSgA High Yield Bond Fund	1 Year*	5 Years*	10 Years*

Return Before Taxes	15.27%	8.17%	7.36%
Return After Taxes on Distributions	11.84%	5.05%	4.30%
Return After Taxes on Distributions and Sale of Fund Shares	9.77%	5.06%	4.38%

Barclays Capital U.S. High-Yield 2% Issuer Capped Index	15.12%	8.91%	8.88%

*	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Investment Advisor

SSgA Funds Management, Inc. serves as the investment advisor to the fund.

For important information about investment advisor, please turn to “Fund Management” beginning on page 91.

Jeffrey Megar, CFA, and Catherine Ann Powers, CFA, serve as the portfolio managers of the fund. They have managed the fund since 2008 and 2011, respectively.

Purchase and Sale of Fund Shares

Purchase Minimums

To establish an account All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and other financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, individual retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers. You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Registered, Express,
Regular mail	Certified Mail

SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Other Financial Intermediaries. If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

For important information about purchase and sale of fund shares, please turn to “Shareholder Information” beginning on page 93.

Tax Information

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

SSgA High Yield Bond Fund	FUND SUMMARY	Ticker Symbol: sshyx

For important tax information, please turn to “Taxes” on page 99.

Payments to Brokers, Banks and Other Financial Intermediaries

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

For important information about financial intermediary compensation, please turn to “Distribution Arrangements” on page 100.

SSgA Disciplined Equity Fund	FUND SUMMARY	Ticker Symbol: ssmtx

Investment Objective

SSgA Disciplined Equity Fund seeks to provide total returns that exceed over time the S&P 500® Index through investment in equity securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.25%
Distribution and Shareholder Service (12b-1) Fees	0.16%
Other Expenses	2.71%
Total Annual Fund Operating Expenses	3.12%
Less Fee Waivers and/or Expense Reimbursements	(2.47)%*
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.65%*

*	The fund’s investment adviser is contractually obligated until December 31, 2012 to waive its management fee and to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.65% of average daily net assets on an annual basis.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

$66	$730	$1,418	$3,257

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies

SSgA Disciplined Equity Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities, primarily common stocks. The fund’s advisor employs a proprietary quantitative stock-selection model. This model is intended to reflect the risk characteristics of the S&P 500 Index, the fund’s benchmark, as well as determine the specific securities and quantities the fund purchases, holds and sells. In addition, it is intended to predict the relative attractiveness of securities from a specified investment universe based on the correlation of certain historical economic and financial factors (such as measures of growth potential, valuation and share price momentum) to past performance. It allows the advisor to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.

The model generates a core portfolio as well as the remaining portfolio securities. The core portfolio is drawn primarily from securities in the fund’s benchmark. The remaining securities are drawn from the fund’s investment universe and are determined by the model in order to overweight or underweight certain securities, industries and sectors represented in the benchmark. The fund’s investment universe is largely represented by, but is not limited to, securities in the fund’s benchmark and the Russell 1000 Index. The fund periodically rebalances its portfolio to reflect movements in the underlying factors. The advisor regularly reexamines the model and, when necessary, makes updates or adjustments to the economic and financial factors considered. From time to time, the advisor will make a qualitative judgment and deviate from the model, but only if it believes that certain negative information measured by the model is not fully reflected in the model-generated portfolio.

The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment advisor, in order to manage its cash. The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, and the may take temporary defensive positions that are inconsistent with its principal investment strategies.

Principal Risks

It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not

SSgA Disciplined Equity Fund	FUND SUMMARY	Ticker Symbol: ssmtx

insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•	Risks Common to Funds Investing Principally in Equity Securities.

•	Market, Industry and Specific Holdings—The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

•	Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

•	Use of a Quantitative Strategy. A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and performance may diminish, which may impair the fund’s ability to achieve its investment objective.

•	More Volatility than the Fund’s Benchmark. While presenting the opportunity for excess returns relative to the S&P 500 Index, the fund’s strategy may present a greater risk of loss and higher tracking error compared to a fund that follows a strict indexing strategy.

•	Large-Capitalization Securities. Large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges, and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods.

•	Sector. The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

•	Derivatives. The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Performance

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

Highest Quarterly	Lowest Quarterly
Results (2001-2010)	Results (2001-2010)	Year-to-Date Ended

June 30, 2009:	December 31, 2008:	September 30, 2011:
15.43%	(22.44)%	(7.20)%

Average Annual Total Returns
For the Periods Ending December 31, 2010:

SSgA Disciplined Equity Fund	1 Year*	5 Years*	10 Years*

Return Before Taxes	12.99%	0.61%	0.74%
Return After Taxes on Distributions	12.41%	0.28%	0.43%
Return After Taxes on Distributions and Sale of Fund Shares	8.41%	0.43%	0.53%

S&P 500® Index	15.06%	2.29%	1.41%

*	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Investment Advisor

SSgA Funds Management, Inc. serves as the investment advisor to the fund.

SSgA Disciplined Equity Fund	FUND SUMMARY	Ticker Symbol: ssmtx

For important information about investment advisor, please turn to “Fund Management” beginning on page 91.

John O’Connell and Scott Conlon, CFA, serve as portfolio managers of the fund. They have managed the fund since 2002 and 2010, respectively.

Purchase and Sale of Fund Shares

Purchase Minimums

To establish an account
All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and other financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, individual retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers. You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Registered, Express,
Regular mail	Certified Mail

SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Other Financial Intermediaries. If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

For important information about purchase and sale of fund shares, please turn to “Shareholder Information” beginning on page 93.

Tax Information

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

For important tax information, please turn to “Taxes” on page 99.

Payments to Brokers, Banks and Other Financial Intermediaries

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

For important information about financial intermediary compensation, please turn to “Distribution Arrangements” on page 100.

SSgA Small Cap Fund	FUND SUMMARY	Ticker Symbol: svscx

Investment Objective

SSgA Small Cap Fund seeks to maximize the total return through investment in equity securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and Shareholder Service (12b-1) Fees	0.22%
Other Expenses	2.41%
Total Annual Fund Operating Expenses	3.38%
Less Fee Waivers and/or Expense Reimbursements	(2.13)%*
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.25%*

*	The fund’s investment advisor is contractually obligated until December 31, 2012 to waive its management fee and to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 1.25% of average daily net assets on an annual basis.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

$127	$840	$1,576	$3,523

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 179% of the average value of its portfolio.

Principal Investment Strategies

SSgA Small Cap Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities of companies in the Russell 2000® Index, the fund’s benchmark. The fund may from time to time invest up to 20% of its assets in equity securities not included in the Russell 2000® Index. The equity securities invested in by the fund are comprised primarily of common stocks and may include IPOs.

To manage the fund’s portfolio, the fund’s advisor employs a proprietary quantitative multi-factor stock-selection model. The model evaluates the relative attractiveness of each eligible security based on the correlation of certain historical economic and financial factors (such as measures of growth potential, valuation, quality and share price momentum), and other quantitative metrics to past performance, and then rank them in the order of their attractiveness as fund investments. The model determines the specific securities that the fund invests in, the quantity of a security held by the fund and whether to overweight or underweight certain securities, industries or sectors relative to the benchmark based on an evaluation of a security’s relative return and risk attractiveness.

The fund periodically rebalances its portfolio to reflect movements in the underlying factors used by the model and changes predicted by the model. The model may periodically adjust the quantitative metrics used based on an evaluation of macroeconomic conditions. The advisor also regularly reexamines the model and may make updates and adjustments to the economic and financial conditions and other quantitative metrics considered, and to the weightings among them.

From time to time, the advisor may make a qualitative judgment and deviate from the model, but only for events that are not quantifiable by the model.

The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment advisor, in order to manage its cash. The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, and the fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

Principal Risks

It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SSgA Small Cap Fund	FUND SUMMARY	Ticker Symbol: svscx

•	Risks Common to Funds Investing Principally in Equity Securities.

•	Market, Industry and Specific Holdings—The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

•	Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

•	Use of a Quantitative Strategy. A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and performance may diminish, which may impair the fund’s ability to achieve its investment objective.

•	Small-Capitalization Securities. Investments in small-capitalization companies typically present greater risks than investments in larger companies because small companies often have limited product lines and few managerial or financial resources. As a result, the performance of the fund may be more volatile than a fund that invests in large-cap stocks.

•	Value Stocks. Certain stocks in which the fund may invest may be inexpensive relative to their earnings or assets compared to other types of stocks. These stocks may continue to be inexpensive for long periods of time and they may never realize their full value.

•	Sector. The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

•	Derivatives. The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Performance

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

Highest Quarterly	Lowest Quarterly
Results (2001-2010)	Results (2001-2010)	Year-to-Date Ended

June 30, 2003:	December 31, 2008:	September 30, 2011:
19.49%	(26.07)%	(11.33)%

Average Annual Total Returns
For the Periods Ending December 31, 2010:

SSgA Small Cap Fund	1 Year*	5 Years*	10 Years*

Return Before Taxes	25.76%	(3.55)%	2.45%
Return After Taxes on Distributions	25.76%	(4.10)%	2.00%
Return After Taxes on Distributions and Sale of Fund Shares	16.74%	(2.98)%	2.11%

Russell 2000® Index	26.86%	4.47%	6.33%

*	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Investment Advisor

SSgA Funds Management, Inc. serves as the investment advisor to the fund.

SSgA Small Cap Fund	FUND SUMMARY	Ticker Symbol: svscx

For important information about investment advisor, please turn to “Fund Management” beginning on page 91.

Marc Reinganum and Anna Lester serve as portfolio managers of the fund. They have managed the fund since October 2010.

Purchase and Sale of Fund Shares

Purchase Minimums

To establish an account
All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and other financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, individual retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers. You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Registered, Express,
Regular mail	Certified Mail

SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Other Financial Intermediaries. If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

For important information about purchase and sale of fund shares, please turn to “Shareholder Information” beginning on page 93.

Tax Information

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

For important tax information, please turn to “Taxes” on page 99.

Payments to Brokers, Banks and Other Financial Intermediaries

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

For important information about financial intermediary compensation, please turn to “Distribution Arrangements” on page 100.

SSgA Tuckerman Active REIT Fund	FUND SUMMARY	Ticker Symbol: ssrex

Investment Objective

SSgA Tuckerman Active REIT Fund seeks to provide income and capital growth by investing primarily in publicly traded securities issued by real estate investment trusts.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.65%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.26%
Less Fee Waivers and/or Expense Reimbursements	(0.26)%*
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.00%*

*	The fund’s investment advisor is contractually obligated until December 31, 2012 to waive its management fee and to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 1.00% of average daily net assets on an annual basis.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

$102	$374	$667	$1,501

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

SSgA Tuckerman Active REIT Fund invests at least 80% of its net assets (plus borrowings, if any) in real estate investment trusts, or REITs. The fund is non-diversified, that is, compared with other funds, the fund may invest a greater percentage of its assets in a particular issuer. The fund attempts to meet its objective through the active selection of REITs, primarily from those securities in the Dow Jones U.S. Select REIT® Index, and across different industry types and regions based on the fundamental research of the fund’s investment subadvisor. The fund invests with a relatively long-term horizon.

In addition to REIT securities, the fund may invest up to 20% of its assets in non-REIT real estate securities, as well as equity and fixed income securities of non-real estate companies. The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment advisor, in order to manage its cash. The fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

Principal Risks

It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investing in this fund may involve more risks, and consequently, the fund may have a more volatile share price than a fund investing primarily in a diversified portfolio of equity securities of large, established U.S. corporations.

•	Risks Common to Funds Investing Principally in Equity Securities.

•	Market, Industry and Specific Holdings—The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

•	Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

•	Non-Diversified Investments. To the extent the fund’s investments are weighted heavily in the securities of one

SSgA Tuckerman Active REIT Fund	FUND SUMMARY	Ticker Symbol: ssrex

or a few issuers, developments affecting those issuers are likely to have a greater impact on the fund’s share price.

•	Real Estate Securities. The fund’s investments in companies that hold or manage real estate, including REITs, are subject to many of the risks associated with direct ownership of real estate, and may be affected by changes in general and local economic conditions and lack of diversification.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Performance

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

Highest Quarterly	Lowest Quarterly
Results (2001-2010)	Results (2001-2010)	Year-to-Date Ended

September 30, 2009:	December 31, 2008:	September 30, 2011:
30.54%	(41.84)%	(5.42)%

Average Annual Total Returns
For the Periods Ending December 31, 2010:

SSgA Tuckerman
Active REIT Fund	1 Year*	5 Years*	10 Years*

Return Before Taxes	25.11%	0.56%	9.24%
Return After Taxes on Distributions	24.11%	(1.45)%	7.19%
Return After Taxes on Distributions and Sale of Fund Shares	16.25%	0.05%	7.35%

Dow Jones U.S. Select REIT® Index	28.60%	2.42%	10.47%

*	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Investment Advisor

SSgA Funds Management, Inc. serves as the investment advisor to the fund.

For important information about investment advisor, please turn to “Fund Management” beginning on page 91.

The Tuckerman Group, LLC, serves as sub-advisor to the fund. SSgA Funds Management, Inc. and The Tuckerman Group, LLC are affiliates.

Amos J. Rogers, III and Sophia Banar serve as portfolio managers of the fund. They have managed the fund since 2003 and 2007, respectively.

Purchase and Sale of Fund Shares

Purchase Minimums

To establish an account All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and other financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, individual retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

SSgA Tuckerman Active REIT Fund	FUND SUMMARY	Ticker Symbol: ssrex

Written Requests and Wire Transfers. You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Registered, Express,
Regular mail	Certified Mail

SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Other Financial Intermediaries. If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

For important information about purchase and sale of fund shares, please turn to “Shareholder Information” beginning on page 93.

Tax Information

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

For important tax information, please turn to “Taxes” on page 99.

Payments to Brokers, Banks and Other Financial Intermediaries

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

For important information about financial intermediary compensation, please turn to “Distribution Arrangements” on page 100.

SSgA IAM SHARES Fund	FUND SUMMARY	Ticker Symbol: siamx

Investment Objective

SSgA IAM SHARES Fund seeks to maximize total return primarily through investments in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace Workers (“IAMAW”) or affiliated labor unions or have not been identified as having non-union sentiment.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.25%
Distribution and Shareholder Service (12b-1) Fees	0.06%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.48%
Less Fee Waivers and/or Expense Reimbursements	0.00%*
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.48%

*	The fund’s investment advisor is contractually obligated until December 31, 2012 to waive its management fee and to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.65% of average daily net assets on an annual basis.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

$49	$154	$269	$604

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was less than 1% of the average value of its portfolio.

Principal Investment Strategies

SSgA IAM SHARES Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities of companies (“IAM Companies”) that:

•	Have entered into collective bargaining agreements with the IAMAW or affiliated labor unions, or

•	Are listed in the S&P 500® Index, and have not been identified by the IAMAW or affiliated labor unions as having non-union sentiment.

The fund may invest up to 20% of its assets in securities of non-IAM Companies that have not been deemed to have non-union sentiment by the IAMAW.

The fund’s investment strategy is driven by a quantitative investment process that manages portfolio exposure to fundamental attributes in a multifactor risk model environment. These attributes include industry allocations as well as factors such as size, style, growth expectations and valuation ratios. This model attempts to create a portfolio reflecting risk and return characteristics similar to those of the S&P 500 Index.

IAM Companies are diverse both geographically and by industry. The portfolio management team will rebalance the fund periodically in order to maintain its relative exposure to IAM Companies, as well as to account for any changes to the universe of IAM Companies. While the fund seeks a high correlation with the S&P 500 Index returns, the fund will not fully replicate the S&P 500 Index; therefore, the fund’s returns will likely vary from those of the S&P 500 Index.

The fund attempts to meet its investment objective by investing primarily in, among other things, domestic common stocks and related securities, which may include securities convertible into common stocks of domestic companies and IPOs. The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment advisor, in order to manage its cash. The fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

Principal Risks

It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SSgA IAM SHARES Fund	FUND SUMMARY	Ticker Symbol: siamx

•	Risks Common to Funds Investing Principally in Equity Securities.

•	Market, Industry and Specific Holdings—The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

•	Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

•	Use of a Quantitative Strategy. A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and performance may diminish, which may impair the fund’s ability to achieve its investment objective.

•	Large-Capitalization Securities. Large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges, and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods.

•	More Volatility than the Fund’s Benchmark. While presenting the opportunity for excess returns relative to the S&P 500 Index, the fund’s strategy may present a greater risk of loss and higher tracking error compared to a fund that follows a strict indexing strategy.

•	Derivatives. The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

•	Sector. The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Performance

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

Highest Quarterly	Lowest Quarterly
Results (2001-2010)	Results (2001-2010)	Year-to-Date Ended

June 30, 2009:	December 31, 2008:	September 30, 2011:
16.46%	(22.24)%	(9.02)%

Average Annual Total Returns
For the Periods Ending December 31, 2010:

SSgA IAM SHARES Fund	1 Year	5 Years	10 Years*

Return Before Taxes	14.10%	2.27%	0.92%
Return After Taxes on Distributions	13.43%	1.91%	0.60%
Return After Taxes on Distributions and Sale of Fund Shares	9.12%	1.84%	0.67%

S&P 500® Index	15.06%	2.29%	1.41%

*	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Investment Advisor

SSgA Funds Management, Inc. serves as the investment advisor to the fund.

SSgA IAM SHARES Fund	FUND SUMMARY	Ticker Symbol: siamx

For important information about investment advisor, please turn to “Fund Management” beginning on page 91.

Karl Schneider and John Tucker serve as portfolio managers of the fund. They have managed the fund since 2006 and 2007, respectively.

Purchase and Sale of Fund Shares

Purchase Minimums

To establish an account All accounts (other than individual retirements accounts (IRAs))	$1,000/$100	*
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

*	Provided that a $50 automatic monthly investment is established.

Shareholder accounts held through brokers, banks and financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, investment retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers. You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Registered, Express,
Regular mail	Certified Mail

SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Financial Intermediaries. If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

For important information about purchase and sale of fund shares, please turn to “Shareholder Information” beginning on page 93.

Tax Information

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

For important tax information, please turn to “Taxes” on page 99.

Payments to Brokers, Banks and Other Financial Intermediaries

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

For important information about financial intermediary compensation, please turn to “Distribution Arrangements” on page 100.

SSgA Enhanced Small Cap Fund	FUND SUMMARY	Ticker Symbol: sespx

Investment Objective

SSgA Enhanced Small Cap Fund seeks to maximize total return through investment primarily in small capitalization euity securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and Shareholder Service (12b-1) Fees	0.23%
Other Expenses	0.76%
Total Annual Fund Operating Expenses	1.44%
Less Fee Waivers and/or Expense Reimbursements	(0.69)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.75%*

*	The fund’s investment advisor is contractually obligated until December 31, 2012 to waive its management fee and to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.75% of average daily net assets on an annual basis.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

$77	$388	$721	$1,665

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

SSgA Enhanced Small Cap Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities of small capitalization companies. A small capitalization company is a company with a market capitalization no larger than the company with the largest capitalization contained in the Russell 2000 Index. The equity securities invested in by the fund are comprised primarily of common stocks and may include IPOs.

To manage the fund’s portfolio, the fund’s advisor employs a proprietary quantitative multi-factor stock-selection model to select securities that maintain similar sector and industry weightings as the fund’s benchmark, while controlling risk exposure of the fund relative to the fund’s benchmark. The securities selected by the model include a core portfolio drawn from securities in the fund’s benchmark and intended to reflect the risk characteristics of the fund’s benchmark, and certain additional securities of small capitalization companies identified by the model in order to overweight or underweight certain securities, industries and sectors represented in the fund’s benchmark. The model evaluates the relative attractiveness of securities of small capitalization companies based on the correlation of certain historical economic and financial factors (such as measures of growth potential, valuation, quality and share price momentum) to past performance and then rank the securities in the order of their attractiveness as fund investments. The model determines the specific securities that the fund invests in, the quantity of a security held by the fund and whether to overweight or underweight certain securities, industries or sectors relative to the benchmark based on an evaluation of a security’s relative return and risk attractiveness.

The fund periodically rebalances its portfolio to reflect movements in the underlying factors used by the model and changes predicted by the model. The advisor regularly reexamines the model and may make updates or adjustments to the economic and financial factors considered.

From time to time, the advisor may make a qualitative judgment and deviate from the model, but only for events that are not quantifiable by the model.

The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment advisor, in order to manage its cash. The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, and

SSgA Enhanced Small Cap Fund	FUND SUMMARY	Ticker Symbol: sespx

the fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

Principal Risks

It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•	Risks Common to Funds Investing Principally in Equity Securities.

•	Market, Industry and Specific Holdings—The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

•	Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

•	Use of a Quantitative Strategy. A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and performance may diminish, which may impair the fund’s ability to achieve its investment objective.

•	More Volatility than the Fund’s Benchmark. While presenting the opportunity for excess returns relative to the Russell 2000 Index, the fund’s strategy may present a greater risk of loss and higher tracking error compared to a fund that follows a strict indexing strategy.

•	Small-Capitalization Securities. Investments in small-capitalization companies typically present greater risks than investments in larger companies because small companies often have limited product lines and few managerial or financial resources. As a result, the performance of the fund may be more volatile than a fund that invests in large-cap stocks.

•	Sector. The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

•	Derivatives. The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Performance

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

Highest Quarterly	Lowest Quarterly
Results (2006-2010)	Results (2006-2010)	Year-to-Date Ended

June 30, 2009:	December 31, 2008:	September 30, 2011:
19.10%	(26.68)%	(13.63)%

Average Annual Total Returns
For the Periods Ending December 31, 2010:

SSgA Enhanced			Since
Small Cap Fund	1 Year*	5 Years*	Inception(1)*

Return Before Taxes	30.16%	1.70%	3.44%
Return After Taxes on Distributions	29.93%	1.15%	2.88%
Return After Taxes on Distributions and Sale of Fund Shares	19.59%	1.30%	2.78%

Russell 2000® Index	26.86%	4.47%	5.57%

(1)	The Fund began operating on March 22, 2005.

*	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not

SSgA Enhanced Small Cap Fund	FUND SUMMARY	Ticker Symbol: sespx

reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Investment Advisor

SSgA Funds Management, Inc. serves as the investment advisor to the fund.

For important information about investment advisor, please turn to “Fund Management” beginning on page 91.

John O’Connell and Scott Conlon, CFA, serve as portfolio managers of the fund. They have managed the fund since 2005 and 2010, respectively.

Purchase and Sale of Fund Shares

Purchase Minimums

To establish an account All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and other financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, individual retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers. You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Registered, Express,
Regular mail	Certified Mail

SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Other Financial Intermediaries. If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

For important information about purchase and sale of fund shares, please turn to “Shareholder Information” beginning on page 93.

Tax Information

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

For important tax information, please turn to “Taxes” on page 99.

Payments to Brokers, Banks and Other Financial Intermediaries

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

For important information about financial intermediary compensation, please turn to “Distribution Arrangements” on page 100.

SSgA Directional Core Equity Fund	FUND SUMMARY	Ticker Symbol: sdcqx

Investment Objective

SSgA Directional Core Equity Fund seeks to achieve long term capital appreciation throughout the course of an economic cycle by investing primarily in large and medium capitalization equity securities which, in the opinion of the fund’s investment advisor, have underlying valuation or business fundamentals that indicate prospects for growth, while selling short the equity securities of companies that, in the opinion of the fund’s investment advisor, have deteriorating business fundamentals and/or valuations.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.25%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses	5.34%
Dividend Expense on Securities Sold Short	0.28%
Acquired Fund Fee and Expenses (fees and expenses incurred indirectly by the fund as a result of an investment in shares of one or more acquired funds)	0.02%
Total Annual Fund Operating Expenses	7.14%
Less Fee Waivers and/or Expense Reimbursements	(5.24)%*
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.90%*

*	The fund’s investment advisor is contractually obligated until December 31, 2012 to waive its management fee and to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and dividends and interest on securities sold short) exceed 1.60% of average daily net assets on an annual basis.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

$193	$1,634	$3,014	$6,213

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 141% of the average value of its portfolio.

Principal Investment Strategies

SSgA Directional Core Equity Fund invests at least 80% of its net assets (plus borrowings, if any) in equity securities, such as common stocks. The advisor anticipates that the fund’s long positions will equal approximately 95% of the fund’s net assets with 5% in cash reserves, the replacement cost of all securities sold short by the fund will equal approximately 30% of the fund’s net assets at any time, and the proceeds of its short sales and cash reserves on hand will generally cover the fund’s liability from short sales. A short sale is a sale of a security that the fund has borrowed with the intent to buy it back at a lower price. The combination of long and short positions is intended to produce long-term capital appreciation with down side protection.

The fund’s advisor employs a proprietary quantitative stock-selection model to generate a portfolio drawn from the 1,250 largest U.S. companies by market capitalization. This model is intended to reflect the risk characteristics of the Russell 1000® Index, the fund’s benchmark, as well as determine the specific securities and quantities the fund purchases, holds, and sells, on both the long and short side. In addition, it is intended to predict the relative attractiveness (or in the case of short sales, unattractiveness) of securities from a specified investment universe based on the correlation of certain historical economic and financial factors (such as measures of relative valuations, the quality of company’s earnings, cash flows, and investor sentiment) to past performance. Additionally the model may also incorporate an element to evaluate the macroeconomic environment for a portion of the model determined by prevailing market conditions This element allows a disciplined approach to seek to be adaptive to the macroeconomic environment and respond to changing conditions.

The quantitative model allows the advisor to evaluate quickly each eligible security and then rank all eligible securities in

SSgA Directional Core Equity Fund	FUND SUMMARY	Ticker Symbol: sdcqx

the fund’s investment universe in the order of their attractiveness as fund investments. The quantity of a security held both in the long portfolio and short portfolio is determined by the stock-selection model in evaluating a securities relative return and risk attractiveness. Overweight and underweight positions in certain securities, industries, and sectors relative to the benchmark are a direct result of this process. Securities held as short positions generally are those that are the least attractive as predicted by the model. The fund periodically rebalances its portfolio to reflect changes predicted by model. The advisor from time to time will reexamine the model and make adjustments to the economic and financial factors considered.

The fund may also invest in U.S. government securities, real estate securities (such as securities issued by companies engaged in the business of managing or developing real estate, such as REITs), illiquid securities and futures, options and other derivative instruments. The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment advisor, in order to manage its cash. The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, and the may take temporary defensive positions that are inconsistent with its principal investment strategies.

Principal Risks

It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investing in this fund may involve more risks, and consequently, the fund may have a more volatile share price, than a long-only fund that holds primarily a diversified portfolio of U.S. equity securities.

•	Risks Common to Funds Investing Principally in Equity Securities.

•	Market, Industry and Specific Holdings—The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

•	Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

•	The Fund’s Short Strategy. If the value of a security sold short increases in value, the fund will lose money on its short position, while bearing the costs associated with establishing, maintaining and closing out the short position.

•	Use of a Quantitative Strategy. A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and performance may diminish, which may impair the fund’s ability to achieve its investment objective.

•	Sector. The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

•	Real Estate Securities. The fund’s investments in companies that hold or manage real estate, including REITs, are subject to many of the risks associated with direct ownership of real estate, and may be affected by changes in general and local economic conditions and lack of diversification.

•	Derivatives. The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Performance

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll

SSgA Directional Core Equity Fund	FUND SUMMARY	Ticker Symbol: sdcqx

free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

Highest Quarterly	Lowest Quarterly
Results (2006-2010)	Results (2006-2010)	Year-to-Date Ended

September 30, 2009:	March 31, 2008:	September 30, 2011:
11.29%	(10.18)%	(3.21)%

Average Annual Total Returns
For the Periods Ending December 31, 2010:

SSgA Directional			Since
Core Equity Fund	1 Year*	5 Years*	Inception(1)*

Return Before Taxes	3.53%	(0.78)%	0.98%
Return After Taxes on Distributions	3.53%	(0.99)%	0.78%
Return After Taxes on Distributions and Sale of Fund Shares	2.29%	(0.72)%	0.79%

Russell 1000® Index	16.10%	2.59%	3.82%

(1)	The Fund began operating on May 11, 2005.

*	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Investment Advisor

SSgA Funds Management, Inc. serves as the investment advisor to the fund.

For important information about investment advisor, please turn to “Fund Management” beginning on page 91.

J. Lee Montag and Marc Reinganum serve as portfolio managers of the fund. They have managed the fund since 2010.

Purchase and Sale of Fund Shares

Purchase Minimums

To establish an account All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and other financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, individual retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers. You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Registered, Express,
Regular mail	Certified Mail

SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Other Financial Intermediaries. If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

For important information about purchase and sale of fund shares, please turn to “Shareholder Information” beginning on page 93.

Tax Information

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

SSgA Directional Core Equity Fund	FUND SUMMARY	Ticker Symbol: sdcqx

For important tax information, please turn to “Taxes” on page 99.

Payments to Brokers, Banks and Other Financial Intermediaries

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

For important information about financial intermediary compensation, please turn to “Distribution Arrangements” on page 100.

SSgA Emerging Markets Fund	FUND SUMMARY	Ticker Symbol: ssemx

Investment Objective

SSgA Emerging Markets Fund seeks to provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.26%
Less Fee Waivers and/or Expense Reimbursements	(0.01)%*
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.25%*

*	The fund’s investment advisor is contractually obligated until December 31, 2012 to waive its management fee and to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, and acquired fund fee and expenses) exceed 1.25% of average daily net assets on an annual basis.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

$127	$399	$691	$1,522

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

The fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities issued by companies domiciled or doing a substantial portion of their business in countries determined by the fund’s advisor to have a developing or emerging economy or securities market. An emerging market is any market included in the MSCI Emerging Markets Index, the fund’s benchmark.

The fund’s advisor employs a proprietary quantitative model to assist in country and stock selection, which the advisor believes are the keys to achieving the fund’s objective. This model is intended to help determine the relative attractiveness of the countries and securities within the fund’s investment universe. In addition, the model assists the advisor in controlling the fund’s exposure to risks relative to the fund’s benchmark. The model is based on the historical relationships of certain economic and financial factors applicable to issuers and/or countries (such as measures of value, sentiment and share price momentum) to past performance. It allows the advisor to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments. The advisor regularly reexamines the model and, when necessary, makes updates or adjustments to the economic and financial factors considered. The fund periodically rebalances its portfolio to reflect movements in the underlying factors. From time to time, the advisor will make a qualitative judgment to deviate from the model, but only if it believes that certain current information is not fully reflected in the model.

The fund may invest in common and preferred equity securities, publicly traded in the U.S. or in foreign countries in developed or emerging markets, and occasionally securities convertible into common stocks, initial public offerings, equity swaps, structured equity notes, equity linked notes, American Depository Receipts and participation certificates. The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment advisor, in order to manage its cash. The fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

Principal Risks

It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not

SSgA Emerging Markets Fund	FUND SUMMARY	Ticker Symbol: ssemx

insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investing in this fund may involve more risk, and consequently, the fund may have a more volatile share price, than a fund investing primarily in equity securities of large, established U.S. corporations.

•	Risks Common to Funds Investing Principally in Equity Securities.

•	Market, Industry and Specific Holdings—The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

•	Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

•	Use of a Quantitative Strategy. A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and performance may diminish, which may impair the fund’s ability to achieve its investment objective.

•	Foreign Securities, including Emerging Market Securities. To the extent the fund holds securities of foreign issuers, financial information concerning those issuers may be unavailable or more limited than information generally available from U.S. issuers, and it may have difficulty selling the securities or protecting its investment. Foreign securities also tend to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates, and the inconvertibility of local currency into U.S. dollars. For emerging market equity securities, these risks tend to be greater than for securities of issuers located in more developed countries.

•	Sector. The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

•	American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). ADRs and GDRs held by the fund have the same currency and economic risks as the underlying shares they represent, as well as the risks associated with foreign securities.

•	Derivatives. The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

•	Participation Certificates. Participation certificates are issued by banks or broker-dealers and are designed to offer a return linked to a security, index of securities or other asset. Investments in participation certificates involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate and are subject to counterparty risk.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Performance

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

Highest Quarterly	Lowest Quarterly
Results (2001-2010)	Results (2001-2010)	Year-to-Date Ended

June 30, 2009:	September 30, 2008:	September 30, 2011:
31.26%	(29.94)%	(23.48)%

SSgA Emerging Markets Fund	FUND SUMMARY	Ticker Symbol: ssemx

Average Annual Total Returns
For the Periods Ending December 31, 2010:

SSgA Emerging Markets Fund	1 Year	5 Years*	10 Years*

Return Before Taxes	19.58%	10.84%	15.45%
Return After Taxes on Distributions	18.87%	9.68%	14.66%
Return After Taxes on Distributions and Sale of Fund Shares	12.71%	9.14%	13.83%

MSCI® Emerging Markets Index (Gross)	19.20%	13.11%	16.23%
MSCI® Emerging Markets Index (Net)	18.88%	12.78%	15.89%

*	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Investment Advisor

SSgA Funds Management, Inc. serves as the investment advisor to the fund.

For important information about investment advisor, please turn to “Fund Management” beginning on page 91.

Chris Laine serves as portfolio manager of the fund. He has managed the fund since 2007.

Purchase and Sale of Fund Shares

Purchase Minimums

To establish an account All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and other financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, individual retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers. You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Registered, Express,
Regular mail	Certified Mail

SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Other Financial Intermediaries. If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

For important information about purchase and sale of fund shares, please turn to “Shareholder Information” beginning on page 93.

Tax Information

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

For important tax information, please turn to “Taxes” on page 99.

Payments to Brokers, Banks and Other Financial Intermediaries

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

For important information about financial intermediary compensation, please turn to “Distribution Arrangements” on page 100.

SSgA International Stock Selection Fund	FUND SUMMARY	Ticker Symbol: ssaix

Investment Objective

SSgA International Stock Selection Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.19%
Less Fee Waivers and/or Expense Reimbursements	(0.19)%*
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.00%*

*	The fund’s investment advisor is contractually obligated until December 31, 2012 to waive its management fee and to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 1.00% of average daily net assets on an annual basis.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

$102	$359	$636	$1,426

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies

SSgA International Stock Selection Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities issued by companies in the countries and industries represented in the MSCI EAFE Index, the fund’s benchmark.

The fund’s advisor employs a proprietary quantitative stock-selection model. This model is intended to reflect the risk characteristics of the fund’s benchmark, as well as determine the specific securities and quantities the fund purchases, holds and sells. In addition, it is intended to predict the relative attractiveness of securities from a specified investment universe based on the correlation of certain historical economic and financial factors applicable to issuers and/or countries (such as measures of growth potential, quality and valuation) to past performance. Additionally the model may also incorporate an element to evaluate the macroeconomic environment for a portion of the model determined by prevailing market conditions. This element allows a disciplined approach to seek to be adaptive to the macroeconomic environment and respond to changing conditions. The quantitative model allows the advisor to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.

The model generates a portfolio that is drawn primarily from securities in the fund’s benchmark. The remaining securities are drawn from the fund’s investment universe and are determined by the model in order to overweight or underweight certain countries, securities, industries and sectors represented in the benchmark. The fund’s investment universe is the securities in the MSCI EAFE Universe, which is broader than the fund’s benchmark. The fund periodically rebalances its portfolio to reflect movements in the underlying factors. The advisor regularly reexamines the model and, when necessary, makes updates or adjustments to the economic and financial factors considered.

The fund attempts to meet its investment objective by investing primarily in, among other things, common stocks. The fund also may lend its securities, and it may invest in various fixed-income securities, index futures and money market funds in order to manage its cash. The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

SSgA International Stock Selection Fund	FUND SUMMARY	Ticker Symbol: ssaix

Principal Risks

It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•	Risks Common to Funds Investing Principally in Equity Securities.

•	Market, Industry and Specific Holdings—The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

•	Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

•	Use of a Quantitative Strategy. A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and performance may diminish, which may impair the fund’s ability to achieve its investment objective.

•	Foreign Securities, including Emerging Market Securities. To the extent the fund holds securities of foreign issuers, financial information concerning those issuers may be unavailable or more limited than information generally available from U.S. issuers, and it may have difficulty selling the securities or protecting its investment. Foreign securities also tend to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates, and the inconvertibility of local currency into U.S. dollars. For emerging market equity securities, these risks tend to be greater than for securities of issuers located in more developed countries.

•	Sector. The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

•	Derivatives. The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Performance

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

Highest Quarterly	Lowest Quarterly
Results (2001-2010)	Results (2001-2010)	Year-to-Date Ended

June 30, 2009: 20.47%	September 30, 2008: (20.54)%	September 30, 2011: (18.33)%

Average Annual Total Returns
For the Periods Ending December 31, 2010:

SSgA International
Stock Selection Fund	1 Year*	5 Years*	10 Years*

Return Before Taxes	7.84%	1.60%	4.17%
Return After Taxes on Distributions	6.88%	1.04%	3.80%
Return After Taxes on Distributions and Sale of Fund Shares	5.08%	1.34%	3.65%

MSCI® EAFE® Net Dividend Index	7.75%	2.46%	3.50%

*	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors

SSgA International Stock Selection Fund	FUND SUMMARY	Ticker Symbol: ssaix

who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Investment Advisor

SSgA Funds Management, Inc. serves as the investment advisor to the fund.

For important information about investment advisor, please turn to “Fund Management” beginning on page 91.

Didier Rosenfeld and Stuart Hall serve as portfolio managers of the fund. They have managed the fund since 2008 and 2010, respectively.

Purchase and Sale of Fund Shares

Purchase Minimums

To establish an account All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and other financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, individual retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers. You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Registered, Express,
Regular mail	Certified Mail

SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Other Financial Intermediaries. If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

For important information about purchase and sale of fund shares, please turn to “Shareholder Information” beginning on page 93.

Tax Information

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

For important tax information, please turn to “Taxes” on page 99.

Payments to Brokers, Banks and Other Financial Intermediaries

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

For important information about financial intermediary compensation, please turn to “Distribution Arrangements” on page 100.

SSgA Life Solutions Balanced Fund	FUND SUMMARY	Ticker Symbol: sslbx

Investment Objective

SSgA Life Solutions Balanced Fund seeks a balance of growth of capital and income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.00%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses	3.39%
Acquired Fund Fee and Expenses (fees and expenses incurred indirectly by the fund as a result of an investment in shares of one or more acquired funds)	0.37%
Total Annual Fund Operating Expenses	4.01%
Fee Waivers and/or Expense Reimbursements	(3.19)%*
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.82%*

*	The fund’s investment advisor is contractually obligated until December 31, 2012 to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.45% of average daily net assets on an annual basis.

Total Annual Fund Operating Expenses include fees and expenses incurred indirectly by the fund as a result of its investments in underlying funds. Total Annual Fund Operating Expenses do not correlate to the expense ratio in the Financial Highlights because the ratio does not include the underlying funds’ fees and expenses.

Due to subsequent events, Total Annual Fund Operating Expenses may be higher than the fund’s ratio of expenses to average net assets shown in the Financial Highlights.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

$84	$970	$1,870	$4,182

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

SSgA Life Solutions Balanced Fund is a fund-of-funds, and generally invests substantially all of its investable assets in shares of various combinations of other SSgA Funds and exchange traded funds that are advised or sponsored by the advisor or its affiliates, commonly referred to as “underlying funds.” Funds-of-funds are intended to allow investors to diversify their portfolio among different asset classes more than they otherwise could by investing in individual securities or shares of a single mutual fund.

To achieve its objective, the fund typically invests between 40% and 80% of its assets in underlying funds that invest principally in equity securities, including international equities. The fund usually invests between 20% and 60% of its assets in underlying funds that invest principally in bonds, and up to 20% in money market funds. From time to time, some of the underlying funds may be exchange-traded funds.

In constructing the fund’s portfolio of securities, the fund’s investment advisor periodically establishes specific percentage targets for each asset class based on the advisor’s outlook for the economy and the financial markets. The advisor then selects one or more SSgA Funds for each asset class, and allocates fund assets based primarily on those percentage targets. The advisor periodically reallocates fund assets based on its reassessment of the economy and the financial markets. In certain circumstances, the fund may invest in securities other than shares of funds, for example to manage its cash balances.

The fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

Principal Risks

It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not

SSgA Life Solutions Balanced Fund	FUND SUMMARY	Ticker Symbol: sslbx

insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•	Risks Common to Funds Investing Principally in Equity Securities.

•	Market, Industry and Specific Holdings—The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund or an underlying fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund or an underlying fund may have substantial investments.

•	Liquidity Risk—The risk that the fund or an underlying fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

•	Fund-of-funds. The investment performance of a fund-of-funds is directly related to the investment performance of the underlying funds and is subject to the risks of the investments of the underlying funds. A fund-of-funds may from time to time have more than one underlying fund that invests in some of the same industry sectors or individual securities, thus compounding the fund-of-funds’ exposure to those sectors or securities. A fund-of-fund pays directly its own expenses as well as indirectly the expenses of the underlying funds.

•	Sector. The fund or an underlying fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

•	Large-Capitalization Securities. The fund’s or its underlying funds’ emphasis on securities issued by large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges, and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods.

•	Medium-Capitalization Securities. The fund’s or its underlying funds’ investments in securities of companies with medium size capitalizations tend to be riskier than its investments in securities of companies with larger capitalizations because medium-capitalization companies typically have less seasoned management, fewer product lines, less access to liquidity than larger capitalization companies, and thus, tend to be more sensitive to economic downturns, and less certain growth prospects.

•	Small-Capitalization Securities. The fund’s or its underlying funds’ investments in small-capitalization companies will tend to expose it to greater risks than if the fund or an underlying fund invested in large companies because small companies often have limited product lines and few managerial or financial resources. As a result, the performance of the fund may be more volatile than a fund that invests in large-cap stocks.

•	Bonds. To the extent the fund or an underlying fund holds bonds, it will be exposed to the risks inherent in bond investments, principally interest rate risk, credit risk, and liquidity risk.

•	Foreign Securities, including Emerging Market Securities. To the extent the fund or an underlying fund holds securities of foreign issuers, financial information concerning those issuers may be unavailable or more limited than information generally available from U.S. issuers, and it may have difficulty selling the securities or protecting its investment. Foreign securities also tend to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates, and the inconvertibility of local currency into U.S. dollars. For emerging market equity securities, these risks tend to be greater than for securities of issuers located in more developed countries.

•	Derivatives. The underlying funds’ investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value may not increase or decrease as expected.

•	ETF Risk. To the extent the fund holds ETFs, it will be exposed to the risks inherent in certain ETF investments, such as passive strategy/index risk, index tracking risk, trading issues and fluctuation of net asset value and share premiums and discounts.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Performance

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll

SSgA Life Solutions Balanced Fund	FUND SUMMARY	Ticker Symbol: sslbx

free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

Highest Quarterly	Lowest Quarterly
Results (2001-2010)	Results (2001-2010)	Year-to-Date Ended

June 30, 2003: 13.37%	December 31, 2008: (10.09)%	September 30, 2011: (4.62)%

Average Annual Total Returns
For the Periods Ending December 31, 2010:

SSgA Life Solutions
Balanced Fund	1 Year*	5 Years*	10 Years*

Return Before Taxes	9.69%	1.89%	2.95%
Return After Taxes on Distributions	8.82%	0.94%	2.09%
Return After Taxes on Distributions and Sale of Fund Shares	6.29%	1.09%	2.04%

S&P 500® Index	15.06%	2.29%	1.41%
Russell 3000® Index	16.93%	2.74%	2.16%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
MSCI® EAFE® Net Dividend Index	7.75%	2.46%	3.50%
Composite Market Index**	12.43%	4.45%	4.22%

*	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

**	Composite Market Index is composed of Russell 3000® Index (50%), Barclays Capital U.S. Aggregate Bond Index (40%), and MSCI® EAFE® Net Dividend Index (10%) and shows how the fund’s performance compares with the returns of a composite index that is weighted in the market sectors in which the Fund invests in amounts similar to the fund’s investment objectives.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Investment Advisor

SSgA Funds Management, Inc. serves as the investment advisor to the fund.

For important information about investment advisor, please turn to “Fund Management” beginning on page 91.

Michael Martel and Daniel Farley, CFA serve as portfolio managers of the fund. Each has managed the fund since 2003.

Purchase and Sale of Fund Shares

Purchase Minimums

To establish an account All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and other financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, individual retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers. You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Registered, Express,
Regular mail	Certified Mail

SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Other Financial Intermediaries. If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

For important information about purchase and sale of fund shares, please turn to “Shareholder Information” beginning on page 93.

SSgA Life Solutions Balanced Fund	FUND SUMMARY	Ticker Symbol: sslbx

Tax Information

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

For important tax information, please turn to “Taxes” on page 99.

Payments to Brokers, Banks and Other Financial Intermediaries

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

For important information about financial intermediary compensation, please turn to “Distribution Arrangements” on page 100.

SSgA Life Solutions Growth Fund	FUND SUMMARY	Ticker Symbol: sslgx

Investment Objective

SSgA Life Solutions Growth Fund seeks long term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.00%
Distribution and Shareholder Service (12b-1) Fees	0.18%
Other Expenses	4.35%
Acquired Fund Fee and Expenses (fees and expenses incurred indirectly by the fund as a result of an investment in shares of one or more acquired funds)	0.36%
Total Annual Fund Operating Expenses	4.89%
Fee Waivers and/or Expense Reimbursements	(4.08)%*
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.81%*

*	The fund’s investment advisor is contractually obligated until December 31, 2012 to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.45% of average daily net assets on an annual basis.

Total Annual Fund Operating Expenses include fees and expenses incurred indirectly by the fund as a result of its investments in underlying funds. Total Annual Fund Operating Expenses do not correlate to the expense ratio in the Financial Highlights because the ratio does not include the underlying funds’ fees and expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

$83	$1,129	$2,174	$4,786

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

SSgA Life Solutions Growth Fund is a fund-of-funds, and generally invests substantially all of its investable assets in shares of various combinations of other SSgA Funds and exchange traded funds that are advised or sponsored by the advisor or its affiliates, commonly referred to as “underlying funds.” Funds-of-funds are intended to allow investors to diversify their portfolio among different asset classes more than they otherwise could by investing in individual securities or shares of a single mutual fund.

To achieve its objective, the fund typically invests between 60% and 100% of its assets in underlying funds that invest principally in equity securities, including international equities. The fund usually invests its remaining assets in underlying funds that invest principally in bonds, including money market funds. From time to time, some of the underlying funds may be exchange-traded funds.

In constructing the fund’s portfolio of securities, the fund’s investment advisor periodically establishes specific percentage targets for each asset class based on the advisor’s outlook for the economy and the financial markets. The advisor then selects one or more SSgA Funds for each asset class, and allocates fund assets based primarily on those percentage targets. The advisor periodically reallocates fund assets based on its reassessment of the economy and the financial markets. In certain circumstances, the fund may invest in securities other than shares of funds, for example to manage its cash balances.

The fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

Principal Risks

It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•	Risks Common to Funds Investing Principally in Equity Securities.

•	Market, Industry and Specific Holdings—The share price of the fund may fall because of weakness in the

SSgA Life Solutions Growth Fund	FUND SUMMARY	Ticker Symbol: sslgx

stock markets, generally, weaknesses with respect to a particular industry in which the fund or an underlying fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund or an underlying fund may have substantial investments.

•	Liquidity Risk—The risk that the fund or an underlying fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

•	Fund-of-funds. The investment performance of a fund-of-funds is directly related to the investment performance of the underlying funds and is subject to the risks of the investments of the underlying funds. A fund-of-funds may from time to time have more than one underlying fund that invests in some of the same industry sectors or individual securities, thus compounding the fund-of-funds’ exposure to those sectors or securities. A fund-of-fund pays directly its own expenses as well as indirectly the expenses of the underlying funds.

•	Sector. The fund or an underlying fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

•	Large-Capitalization Securities. The fund’s or its underlying funds’ emphasis on securities issued by large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges, and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods.

•	Medium-Capitalization Securities. The fund’s or its underlying funds’ investments in securities of companies with medium size capitalizations tend to be riskier than its investments in securities of companies with larger capitalizations because medium-capitalization companies typically have less seasoned management, fewer product lines, less access to liquidity than larger capitalization companies, and thus, tend to be more sensitive to economic downturns, and less certain growth prospects.

•	Small-Capitalization Securities. The fund’s or its underlying funds’ investments in small-capitalization companies will tend to expose it to greater risks than if the fund or an underlying fund invested in large companies because small companies often have limited product lines and few managerial or financial resources. As a result, the performance of the fund may be more volatile than a fund that invests in large-cap stocks.

•	Foreign Securities, including Emerging Market Securities. To the extent the fund or an underlying fund holds securities of foreign issuers, financial information concerning those issuers may be unavailable or more limited than information generally available from U.S. issuers, and it may have difficulty selling the securities or protecting its investment. Foreign securities also tend to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates, and the inconvertibility of local currency into U.S. dollars. For emerging market equity securities, these risks tend to be greater than for securities of issuers located in more developed countries.

•	Bonds. To the extent the fund or an underlying fund holds bonds, it will be exposed to the risks inherent in bond investments, principally interest rate risk, credit risk, and liquidity risk.

•	Derivatives. The underlying funds’ investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value may not increase or decrease as expected.

•	ETF Risk. To the extent the fund holds ETFs, it will be exposed to the risks inherent in certain ETF investments, such as passive strategy/index risk, index tracking risk, trading issues and fluctuation of net asset value and share premiums and discounts.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Performance

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll

SSgA Life Solutions Growth Fund	FUND SUMMARY	Ticker Symbol: sslgx

free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

Highest Quarterly	Lowest Quarterly
Results (2001-2010)	Results (2001-2010)	Year-to-Date Ended

June 30, 2003: 16.69%	December 31, 2008: (15.95)%	September 30, 2011: (8.44)%

Average Annual Total Returns
For the Periods Ending December 31, 2010:

Life Solutions Growth Fund	1 Year*	5 Years*	10 Years*

Return Before Taxes	10.69%	1.29%	2.34%
Return After Taxes on Distributions	9.99%	0.53%	1.78%
Return After Taxes on Distributions and Sale of Fund Shares	6.93%	0.72%	1.72%

S&P 500®Index	15.06%	2.29%	1.41%
Russell 3000® Index	16.93%	2.74%	2.16%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
MSCI® EAFE® Net Dividend Index	7.75%	2.46%	3.50%
Composite Market Index**	13.92%	3.72%	3.46%

*	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

**	Composite Market Index is composed of Russell 3000® Index (65%), Barclays Capital U.S. Aggregate Bond Index (15%), and MSCI® EAFE® Net Dividend Index (20%) and shows how the fund’s performance compares with the returns of a composite index that is weighted in the market sectors in which the Fund invests in amounts similar to the fund’s investment objectives.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Investment Advisor

SSgA Funds Management, Inc. serves as the investment advisor to the fund.

For important information about investment advisor, please turn to “Fund Management” beginning on page 91.

Michael Martel and Daniel Farley, CFA serve as portfolio managers of the fund. Each has managed the fund since 2003.

Purchase and Sale of Fund Shares

Purchase Minimums

To establish an account All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and other financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, individual retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers. You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Registered, Express,
Regular mail	Certified Mail

SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Other Financial Intermediaries. If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

For important information about purchase and sale of fund shares, please turn to “Shareholder Information” beginning on page 93.

Tax Information

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and

SSgA Life Solutions Growth Fund	FUND SUMMARY	Ticker Symbol: sslgx

distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

For important tax information, please turn to “Taxes” on page 99.

Payments to Brokers, Banks and Other Financial Intermediaries

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

For important information about financial intermediary compensation, please turn to “Distribution Arrangements” on page 100.

SSgA Life Solutions Income and Growth Fund	FUND SUMMARY	Ticker Symbol: sslix

Investment Objective

SSgA Life Solutions Income and Growth Fund seeks income and, secondarily, long term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.00%
Distribution and Shareholder Service (12b-1) Fees	0.13%
Other Expenses	11.53%
Acquired Fund Fee and Expenses (fees and expenses incurred indirectly by the fund as a result of an investment in shares of one or more acquired funds)	0.37%
Total Annual Fund Operating Expenses	12.03%
Fee Waivers and/or Expense Reimbursements	(11.21)%*
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.82%*

*	The fund’s investment advisor is contractually obligated until December 31, 2012 to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.45% of average daily net assets on an annual basis.

Total Annual Fund Operating Expenses include fees and expenses incurred indirectly by the fund as a result of its investments in underlying funds. Total Annual Fund Operating Expenses do not correlate to the expense ratio in the Financial Highlights because the ratio does not include the underlying funds’ fees and expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

$84	$2,466	$4,513	$8,454

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 73% of the average value of its portfolio.

Principal Investment Strategies

SSgA Life Solutions Income and Growth Fund is a fund-of-funds, and generally invests substantially all of its investable assets in shares of various combinations of other SSgA Funds and exchange traded funds that are advised or sponsored by the advisor or its affiliates, commonly referred to as “underlying funds.” Funds-of-funds are intended to allow investors to diversify their portfolio among different asset classes more than they otherwise could by investing in individual securities or shares of a single mutual fund.

To achieve its objective, the fund typically invests between 40% and 80% of its assets in underlying funds that invest principally bonds. The fund usually invests between 20% and 60% of its assets in underlying funds that invest principally in equities, including international equities, and up to 20% in money market funds. From time to time, some of the underlying funds may be exchange-traded funds.

In constructing the fund’s portfolio of securities, the fund’s investment advisor periodically establishes specific percentage targets for each asset class based on the advisor’s outlook for the economy and the financial markets. The advisor then selects one or more SSgA Funds for each asset class, and allocates fund assets based primarily on those percentage targets. The advisor periodically reallocates fund assets based on its reassessment of the economy and the financial markets. In certain circumstances, the fund may invest in securities other than shares of funds, for example to manage its cash balances.

The fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

Principal Risks

It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•	Risks Common to Funds Investing Principally in Debt Instruments.

•	Interest Rate Risk—The risk that interest rates will rise, causing the value of the fund’s assets to fall.

SSgA Life Solutions Income and Growth Fund	FUND SUMMARY	Ticker Symbol: sslix

•	Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument held by the fund will fail to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.

•	Prepayment Risk (when repayment of principal occurs before scheduled maturity) and Extension Risk (when rates of repayment of principal are slower than expected)—Applicable primarily to mortgage-related securities, the risks that the underlying loan obligations may be refinanced (repaid) faster or slower than expected, causing the fund to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

•	Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the fund.

•	Fund-of-funds. The investment performance of a fund-of-funds is directly related to the investment performance of the underlying funds and is subject to the risks of the investments of the underlying funds. A fund-of-funds may from time to time have more than one underlying fund that invests in some of the same industry sectors or individual securities, thus compounding the fund-of-funds’ exposure to those sectors or securities. A fund-of-fund pays directly its own expenses as well as indirectly the expenses of the underlying funds.

•	Sector. The fund or an underlying fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

•	Large-Capitalization Securities. The fund’s or its underlying funds’ emphasis on securities issued by large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges, and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods.

•	Medium-Capitalization Securities. The fund’s or its underlying funds’ investments in securities of companies with medium size capitalizations tend to be riskier than its investments in securities of companies with larger capitalizations because medium-capitalization companies typically have less seasoned management, fewer product lines, less access to liquidity than larger capitalization companies, and thus, tend to be more sensitive to economic downturns, and less certain growth prospects.

•	Small-Capitalization Securities. The fund’s or its underlying funds investments in small-capitalization companies typically present greater risks than investments in larger companies because small companies often have limited product lines and few managerial or financial resources. As a result, the performance of the fund may be more volatile than a fund that invests in large-cap stocks.

•	Foreign Securities, including Emerging Market Securities. To the extent the fund or an underlying fund holds securities of foreign issuers, financial information concerning those issuers may be unavailable or more limited than information generally available from U.S. issuers, and it may have difficulty selling the securities or protecting its investment. Foreign securities also tend to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates, and the inconvertibility of local currency into U.S. dollars. For emerging market equity securities, these risks tend to be greater than for securities of issuers located in more developed countries.

•	Derivatives. The underlying funds’ investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value may not increase or decrease as expected.

•	ETF Risk. To the extent the fund holds ETFs, it will be exposed to the risks inherent in certain ETF investments, such as passive strategy/index risk, index tracking risk, trading issues and fluctuation of net asset value and share premiums and discounts.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Performance

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll

SSgA Life Solutions Income and Growth Fund	FUND SUMMARY	Ticker Symbol: sslix

free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

Highest Quarterly	Lowest Quarterly
Results (2001-2010)	Results (2001-2010)	Year-to-Date Ended

June 30, 2003: 10.08%	September 30, 2001: (5.80)%	September 30, 2011: (0.76)%

Average Annual Total Returns
For the Periods Ending December 31, 2010:

SSgA Life Solutions
Income and Growth Fund	1 Year*	5 Years*	10 Years*

Return Before Taxes	8.81%	2.43%	3.33%
Return After Taxes on Distributions	6.61%	0.85%	2.01%
Return After Taxes on Distributions and Sale of Fund Shares	5.70%	1.18%	2.09%

S&P 500® Index	15.06%	2.29%	1.41%
Russell 3000® Index	16.93%	2.74%	2.16%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
MSCI® EAFE® Net Dividend Index	7.75%	2.46%	3.50%
Composite Market Index**	10.76%	5.03%	4.85%

*	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

**	Composite Market Index is composed of Russell 3000® Index (35%), Barclays Capital U.S. Aggregate Bond Index (60%), and MSCI® EAFE® Net Dividend Index (5%) and shows how the fund’s performance compares with the returns of a composite index that is weighted in the market sectors in which the Fund invests in amounts similar to the fund’s investment objectives.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Investment Advisor

SSgA Funds Management, Inc. serves as the investment advisor to the fund.

For important information about investment advisor, please turn to “Fund Management” beginning on page 91.

Michael Martel and Daniel Farley, CFA serve as portfolio managers of the fund. Each has managed the fund since 2003.

Purchase and Sale of Fund Shares

Purchase Minimums

To establish an account All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and other financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, individual retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers. You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Registered, Express,
Regular mail	Certified Mail

SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Other Financial Intermediaries. If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

For important information about purchase and sale of fund shares, please turn to “Shareholder Information” beginning on page 93.

SSgA Life Solutions Income and Growth Fund	FUND SUMMARY	Ticker Symbol: sslix

Tax Information

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

For important tax information, please turn to “Taxes” on page 99.

Payments to Brokers, Banks and Other Financial Intermediaries

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

For important information about financial intermediary compensation, please turn to “Distribution Arrangements” on page 100.

FUND OBJECTIVES,
STRATEGIES AND RISKS

SSgA Money Market Fund

Investment Objective

SSgA Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar-denominated securities.

There is no guarantee that the fund will achieve its objective. The fund’s objective may be changed without shareholder approval.

Investment Strategies and Risks

Principal Investment Strategies

SSgA Money Market Fund follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the fund’s investment advisor conducts its own credit analyses of potential investments and portfolio holdings, benefitting from a dedicated short-term credit research team. In addition, the fund follows regulatory requirements applicable to money market funds. Those requirements are intended to limit the risks of investing in a money market fund by requiring the fund generally to invest in high quality securities with short-term remaining maturities, and be diversified as to issuers, guarantors and other liquidity providers. All securities held by the fund are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates. The fund’s weighted average maturity may not exceed 60 days, and is typically much shorter.

The fund attempts to meet its investment objective by investing in, among other things:

•	Instruments of U.S. and foreign banks, including certificates of deposit, bank notes, banker’s acceptances and time deposits, such as, Eurodollar certificates of deposit, Eurodollar time deposits and “Yankee” Certificates of Deposit;

•	Commercial paper of U.S. and foreign companies;

•	Repurchase agreements collateralized with high quality securities and other assets;

•	Asset-backed securities;

•	Corporate obligations of U.S. and foreign companies; and

•	Obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank.

Principal Risks

Generally. The fund invests exclusively in money market instruments. As a result, the principal risks of investing in the fund are those risks that are described in “Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds—Risks Common to Funds Investing Principally in Debt Instruments,” below.

In addition, the fund is subject to the following risks:

Interest Rate Risk. During periods of rising interest rates, a fund’s yield generally is lower than prevailing market rates, causing the value of the fund to fall. In periods of falling interest rates, a fund’s yield generally is higher than prevailing market rates, causing the value of the fund to rise. Typically, the more distant the expected cash flow that the fund is to receive from a security, the more sensitive the market price of the security is to movements in interest rates. If a fund owns securities that have variable or floating interest rates, as interest rates fall, the income the fund receives from those securities also will fall.

Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a fund may default on its obligation to pay scheduled interest and repay principal. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower rated issuers have higher credit risks. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the fund, may default on its payment or repurchase obligation, as the case may be. Credit risk generally is inversely related to credit quality.

Liquidity Risk. Adverse market or economic conditions or investor perceptions may result in little or no trading activity in one or more particular securities, thus, making it difficult for a fund holding the securities to determine their values. A fund holding those securities may have to value them at prices that reflect unrealized losses, or if it elects to sell them, it may have to accept lower prices than the prices at which it is then valuing them. The fund also may not be able to sell the securities at any price.

Risk Associated with Maintaining a Stable Share Price. The ability of the fund to maintain a stable share price of $1.00 largely depends on the aggregate market value of the fund’s securities being substantially similar to the aggregate of the acquisition prices of those securities to the fund. To the extent that that aggregate market value materially varies from the aggregate of those acquisition prices, the fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests.

Low Short-Term Interest Rates. As short-term interest rates approach 0%, the fund may maintain substantial cash balances. The fund typically does not receive any income from uninvested cash. In addition, if instruments held by the fund pay interest at very low rates, the fund may generate insufficient income to pay its expenses. At such times, the fund may pay some or all of its expenses from fund assets, and generally the fund would not pay a daily dividend.

Concentrated Exposure to Financial Institutions. Many instruments in which the fund invests, including repurchase agreements, are issued or guaranteed as to principal or interest by banks, brokers and other financial institutions, or are collateralized by securities issued or guaranteed by those institutions. Although the fund attempts to invest only with high quality financial institutions, most financial institutions are dependent on other institutions to fulfill their obligations in the financial markets. Events that would adversely affect one financial institution or financial institutions generally also may have an adverse effect on the financial institution in which the fund invests or that serve as counterparties in transactions with the fund. Changes in the credit worthiness of any of these institutions may cause the fund a loss that affects its share price.

Foreign Securities. Although the fund only will invest in U.S. dollar-denominated instruments, some of those instruments may be issued, guaranteed or otherwise supported by foreign governments, corporations or financial institutions. Financial information concerning foreign entities generally is more limited than financial information generally available from U.S. issuers or not available. Moreover, the value of instruments of foreign issuers tends to be adversely affected by local or regional political and economic developments.

SSgA U.S. Government Money Market Fund

Investment Objective

SSgA U.S. Government Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the U.S. government or its instrumentalities with remaining maturities of one year or less.

There is no guarantee that the fund will achieve its objective.

Investment Strategies and Risks

Principal Investment Strategies

SSgA U.S. Government Money Market Fund typically invests at least 80% of its net assets (plus borrowings, if any) in obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments. The fund will not invest more than 5% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

The fund follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the fund’s investment advisor conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. In addition, the fund follows regulatory requirements applicable to money market funds. Those requirements are intended to limit the risks of investing in a money market fund by requiring the fund generally to invest in high quality securities with short-term remaining maturities, and be diversified as to issuers, guarantors and other liquidity providers. All securities held by the fund are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates. The fund’s weighted average maturity may not exceed 60 days, and is typically much shorter.

The fund attempts to meet its investment objective by investing in, among other things:

•	Obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, which are neither insured nor guaranteed by the U.S. Treasury; and

•	Repurchase agreements collateralized with high quality securities and other assets.

Principal Risks

Generally. The fund invests exclusively in money market instruments. As a result, the principal risks of investing in the fund are those risks that are described in “Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds—Risks Common to Funds Investing Principally in Debt Instruments,” below.

In addition, the fund is subject to the following risks:

Government Securities Risks. Securities of certain U.S. government agencies and instrumentalities are not guaranteed by the U.S. Treasury, and to the extent the fund owns such securities, it must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment. Because the fund emphasizes investment in U.S, government securities, and because U.S. government securities generally are perceived as having low risks compared to most other types of investments, the fund’s performance compared to money market funds that invest principally in other types of money market instruments may be lower.

Significant Exposure to U.S. Government Agencies and Financial Institutions. Although the fund attempts to invest substantially all of its assets in securities issued or guaranteed by U.S. government agencies and high quality instruments issued by financial institutions, events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies. Similarly, events that would affect the market value of instruments issued by one financial institution, including repurchase agreements, may adversely affect the market value of instruments issued by similarly situated financial institutions.

Risk Associated with Maintaining a Stable Share Price. The ability of the fund to maintain a stable share price of $1.00 largely depends on the aggregate market value of the fund’s securities being substantially similar to the aggregate of the acquisition prices of those securities to the fund. To the extent that that aggregate market value materially varies from the aggregate of those acquisition prices, the fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests.

Rapid Changes in Interest Rates. The values of most instruments held by the fund are adversely affected by changes in interests rates generally, especially increases in interest rates. Rapid changes in interest rates may cause significant requests to redeem funds shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests. Significant losses could impair the fund’s ability to maintain a stable share price of $1.00.

Low Short-Term Interest Rates. As short-term interest rates approach 0%, the fund may maintain substantial cash balances. The fund typically does not receive any income from uninvested cash. In addition, if instruments held by the fund pay interest at very low rates, the fund may generate insufficient income to pay its expenses. At such times, the fund may pay some or all of its expenses from fund assets, and generally the fund would not pay a daily dividend.

SSgA Tax Free Money Market Fund

Investment Objective

SSgA Tax Free Money Market Fund seeks to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.

There is no guarantee that the fund will achieve its objective.

Investment Strategies and Risks

Principal Investment Strategies

SSgA Tax Free Money Market Fund invests at least 80% of its net assets (plus borrowings, if any) in federal tax-exempt, high quality, short-term municipal securities of all types. The fund generally invests all of its assets in instruments exempt from ordinary federal income tax. The fund may not invest more than 20% of its net assets in federally taxable money market instruments, including securities issued by or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as certificates of deposit, commercial paper and repurchase agreements. The fund may buy or sell securities on a when-issued or forward commitment basis.

The fund follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the fund’s investment advisor conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. In addition, the fund follows regulatory requirements applicable to money market funds. Those requirements are intended to limit the risks of investing in a money market fund by requiring the fund generally to invest in high quality securities with short-term remaining maturities, and be diversified as to issuers, guarantors and other liquidity providers. All securities held by the fund are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates, or may be zero coupon securities. The fund’s weighted average maturity may not exceed 60 days, and is typically much shorter.

The fund attempts to meet its investment objective by investing in, among other things:

•	Securities issued by states, municipalities and their political subdivisions and agencies and certain territories and possessions of the U.S., including:

•	General obligation bonds and notes;

•	Revenue bonds and notes;

•	Commercial paper and other privately issued securities;

•	Tender option bonds;

•	Private activity bonds;

•	Industrial development bonds; and

•	Municipal lease contracts; and

•	Securities of other investment companies with similar investment guidelines.

Principal Risks

Generally. The fund invests exclusively in money market instruments. As a result, the principal risks of investing in the fund are those risks that are described in “Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds—Risks Common to Funds Investing Principally in Debt Instruments,” below.

In addition, the fund is subject to the following risks:

Risk Associated with Maintaining a Stable Share Price. The ability of the fund to maintain a stable share price of $1.00 largely depends on the aggregate market value of the fund’s securities being substantially similar to the aggregate of the acquisition prices of those securities to the fund. To the extent that that aggregate market value materially varies from the aggregate of those acquisition prices, the fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests.

Rapid Changes in Interest Rates. The values of most instruments held by the fund are adversely affected by changes in interests rates generally, especially increases in interest rates. Rapid changes in interest rates may cause significant requests to redeem funds shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests. Significant losses could impair the fund’s ability to maintain a stable share price of $1.00.

Municipal Obligations Risk. The municipal securities market in which the fund invests may be volatile and may be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Municipal revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Many municipal securities are issued to finance projects relating to education, health care, transportation and utilities. Conditions in those sectors may affect the overall municipal market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project or from assets. If an issuer of a municipal security does not comply with applicable tax requirements, interest paid on the security may become taxable and the security could decline in value.

Concentrated Exposure to Financial Institutions. Many instruments in which the fund invests, including repurchase agreements, are issued or guaranteed as to principal or interest by banks, brokers and other financial institutions, or are collateralized by securities issued or guaranteed by those institutions. Although the fund attempts to invest only with high quality financial institutions, most financial institutions are dependent on other institutions to fulfill their obligations in the financial markets. Events that would adversely affect one financial institution or financial institutions generally also may have an adverse effect on the financial institution in which the fund invests or that serve as counterparties in transactions with the fund. Changes in the credit worthiness of any of these institutions may cause the fund a loss that affects its share price.

Low Short-Term Interest Rates. As short-term interest rates approach 0%, the fund may maintain substantial cash balances. The fund typically does not receive any income from uninvested cash. In addition, if instruments held by the fund pay interest at very low rates, the fund may generate insufficient income to pay its expenses. At such times, the fund may pay some or all of its expenses from fund assets, and generally the fund would not pay a daily dividend.

SSgA Bond Market Fund

Investment Objective

SSgA Bond Market Fund seeks to maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Barclays Capital U.S. Aggregate Bond Index.

There is no guarantee that the fund will achieve its objective. The fund’s objective may be changed without shareholder approval.

Investment Strategies and Risks

Principal Investment Strategies

SSgA Bond Market Fund attempts to meet its objective by investing at least 80% of its net assets (plus borrowings, if any) in debt instruments. The fund’s portfolio typically consists of a core portfolio principally drawn from, and that is intended to reflect the overall risk characteristics of, the securities in the Barclays Capital U.S. Aggregate Bond Index, the fund’s benchmark. The fund then selects other securities, which may be inside or outside the benchmark, to overweight or underweight certain securities, industries and sectors represented in the benchmark. The fund also manages its duration (that is, the sensitivity of the fund’s portfolio as a whole to interest rate changes) generally by investing in futures and primarily to correspond to the benchmark. The fund actively trades its portfolio holdings in an effort to benefit from short-term yield disparities among different issues of fixed income securities, or otherwise to increase total return to the fund.

The fund invests primarily in debt instruments rated investment grade at the time of the investment or unrated but of equivalent quality. Such instruments may have fixed, zero coupon, variable or floating interest rate and typically are denominated in U.S. dollars. The fund may also invest in high yield bonds commonly referred to as “junk bonds.” High yield bonds, and to a lesser extent other types of bonds, may be purchased at a discount to their face value and thereby provide opportunities to the fund for capital appreciation. The fund attempts to meet its investment objective by investing in, among other things:

•	Mortgage-related securities (including collateralized mortgage obligations, or “CMOs”) issued by private issuers or issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, including mortgage-related securities issued by the Government National Mortgage Association, Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank;

•	Other asset-backed securities, including asset-backed commercial paper;

•	Repurchase agreements;

•	Commercial paper of U.S. and foreign companies;

•	Other obligations of U.S. and foreign companies (e.g., “Yankee” bonds), including public utilities;

•	Obligations of U.S. and foreign financial institutions;

•	Derivatives, including futures, options and swaps; and

•	Privately issued bank loans.

The fund may buy or sell securities on a forward-commitment, delayed-delivery or when-issued basis. These transactions involve the purchase or sale of securities by the fund at an established price with payment or delivery taking place in the future, and include transactions in “to be announced securities” and forward rolls with respect to mortgage-related securities.

For additional investment strategies pursued by the fund, see “Investment Strategies Common to the SSgA Funds.”

Active Trading. The fund may engage in active trading of its portfolio securities to achieve its principal investment strategies. Active trading will increase the fund’s transaction (brokerage) costs and may cause the fund to realize taxable gains, which could reduce the returns of those fund shareholders investing through a taxable account.

Principal Risks

Generally. The fund invests exclusively in bonds and other non-equity types of financial instruments. As a result, the principal risks of investing in the fund are those risks that are common to most bond funds and are described in “Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds—Risks Common to Funds Investing Principally in Debt Instruments,” below.

In addition, the fund is subject to the following risks:

Rapid Changes in Interest Rates. Rapid changes in interest rates may cause significant requests to redeem funds shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.

Significant Exposure to Government Agencies and Financial Institutions. Many instruments in which the fund invests are issued or guaranteed as to principal or interest by agencies of the U.S. government, and not the U.S. Treasury. Other instruments, including repurchase agreements, are issued by banks, brokers and other financial institutions, or are collateralized by securities issued or guaranteed by those institutions. Although the fund attempts to invest only with government agencies and high quality financial institutions, the financial strength of many agencies and financial institutions depends on other institutions fulfilling their obligations in the financial markets. Investors may lose confidence in the ability of a specific government agency or financial institution, or government agencies and financial institutions generally, to fulfill their obligations, thus causing the market value of instruments issued or guaranteed by them to fall.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related securities represent a participation in, or are secured by, mortgage loans. Other asset-backed securities are typically structured like mortgage-related securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage-related and other asset-backed securities, which typically provide the issuer with the right to prepay the security prior to maturity, may be prepaid, which may result in the fund having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage-related and other asset-backed securities may extend because of slower-than-expected principal payments. This may lock in a below-market interest rate, increase the security’s duration and volatility, and reduce the value of the security. As a result, mortgage-related and other asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage-related or other asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage-related or other asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral. Defaults on the underlying assets may impair the value of an asset-backed or mortgage-related security. Furthermore, there may be legal and practical limitations on the enforceability of any security interest granted with respect to those underlying assets, or the value of the underlying assets may be insufficient if the issuer defaults.

Non-Investment Grade Securities Risk. Securities rated below investment grade (that is, below BBB by S&P or Baa by Moody’s) may involve greater risks than securities in higher rating categories. Non-investment grade securities in which the fund generally invests are regarded as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, those characteristics generally are outweighed by large uncertainties or major risk exposures to adverse conditions. Those risks include: adverse changes in general economic conditions and in the industries in which their issuers are engaged; changes in the financial condition of their issuers; and price fluctuations in response to changes in interest rates. As a result, issuers of lower rated debt securities are subject to greater credit/default risk than issuers of investment grade securities. Those securities, however, generally are not as sensitive to interest rate changes as investment grade bonds.

Foreign Debt Securities. Some of the securities acquired by the fund may be issued, guaranteed or otherwise supported by foreign governments, corporations or financial institutions and denominated in foreign currencies. Financial information concerning foreign entities generally is more limited than the information available from U.S. issuers or not available. Non-U.S. bond markets in which the fund invests may have limited liquidity. The fund also may have a limited ability to protect its investment under foreign property and securities laws. Most foreign securities in which the fund may invest are “Yankee” bonds, that is, bonds of foreign issuers in which principal and interest are paid in U.S. dollars. Securities denominated in a currency other than the U.S. dollar may fall in value relative to U.S. dollar-denominated securities simply because of a change in exchange rate between that currency and the U.S. dollar. The value of foreign instruments as well as the foreign currency/U.S. dollar exchange rate tend to be adversely affected by local or regional political and economic developments.

Forward-Commitment, When-Issued, and Delayed-Delivery Securities. There can be no assurance that a security purchased in these transactions will be issued or that a security purchased or sold on a delayed delivery basis or through a forward commitment will be delivered. Also, the value of securities in these transactions on the delivery date may be more or less than the price paid by the fund to purchase the securities. In such a transaction, the value of the security may decrease if the price of the security declines below the purchase price appreciates above the sale price but will benefit if the converse occurs.

If deemed advisable as a matter of investment strategy, the fund may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to the fund on the settlement date. In these cases the fund may realize a taxable capital gain or loss. When the fund engages in when- issued, TBA or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Derivatives. The fund’s investments in derivative instruments are subject to a number of risks. Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold, may be terminated only subject to penalty and are subject to non-performance by the counterparty. In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected. Certain derivatives also create leverage in its portfolio, and thus, the fund could lose more than the principal amount it invested in the derivative.

SSgA Intermediate Fund

Investment Objective

SSgA Intermediate Fund seeks a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

There is no guarantee that the fund will achieve its objective.

Investment Strategies and Risks

Principal Investment Strategies

SSgA Intermediate Fund attempts to meet its objective by investing at least 80% of its net assets (plus borrowings, if any) in intermediate-term debt instruments.

The fund’s portfolio typically consists of a core portfolio principally drawn from securities in the Barclays Capital U.S. Intermediate Government/Credit Bond Index, the fund’s benchmark, as well as other securities that have been selected to overweight or underweight certain securities, industries and sectors represented in the benchmark. The fund also manages its duration (that is, the sensitivity of the fund’s portfolio as a whole to interest rate changes) generally by investing in futures and primarily to correspond to the benchmark. The fund actively trades its portfolio holdings in an effort to benefit from short-term yield disparities among different issues of fixed income securities, or otherwise to increase total return to the fund.

The fund invests primarily in debt instruments rated investment grade at the time of the investment or unrated but of equivalent quality. Within the investment grade category, the fund is not limited in the extent to which it may invest in securities that fall within a particular ratings level. Such instruments may have fixed, zero coupon, variable or floating interest rate and may be denominated in U.S. dollars. The fund attempts to meet its investment objective by investing in, among other things:

•	Mortgage-related securities (including collateralized mortgage obligations, or “CMOs”) issued by private issuers or issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, including mortgage-related securities issued by the Government National Mortgage Association, Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank;

•	Other asset-backed securities, including asset-backed commercial paper;

•	Obligations of U.S. and foreign corporations (e.g., “Yankee” bonds), including public utilities;

•	Obligations of U.S. and foreign financial institutions;

•	Repurchase agreements collateralized with high quality securities and other assets; and

•	Derivatives, including futures, options and swaps.

The fund may buy or sell securities on a forward-commitment, delayed-delivery or when-issued basis. These transactions involve the purchase or sale of securities by the fund at an established price with payment or delivery taking place in the future, and include transactions in “to be announced securities” and forward rolls with respect to mortgage-related securities.

For additional investment strategies pursued by the fund, see “Investment Strategies Common to the SSgA Funds.”

Active Trading. The fund may engage in active trading of its portfolio securities to achieve its principal investment strategies. Active trading will increase the fund’s transaction (brokerage) costs and may cause the fund to realize taxable gains, which could reduce the returns of those fund shareholders investing through a taxable account.

Principal Risks

Generally. The fund invests exclusively in bonds and other non-equity types of financial instruments. As a result, the principal risks of investing in the fund are those risks that are common to most bond funds and are described in “Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds—Risks Common to Funds Investing Principally in Debt Instruments,” below.

In addition, the fund is subject to the following risks:

Rapid Changes in Interest Rates. Rapid changes in interest rates may cause significant requests to redeem funds shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.

Significant Exposure to U.S. Government Agencies and Financial Institutions. Although the fund attempts to invest substantially all of its assets in securities issued or guaranteed by U.S. government agencies and high quality instruments issued by financial institutions, events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies. Similarly, events that would affect the market value of instruments issued by one financial institution, including repurchase agreements, may adversely affect the market value of instruments issued by similarly situated financial institutions.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related securities represent a participation in, or are secured by, mortgage loans. Other asset-backed securities are typically structured like mortgage-related securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage-related and other asset-backed securities, which typically provide the issuer with the right to prepay the security prior to maturity, may be prepaid, which may result in the fund having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage-related and other asset-backed securities may extend because of slower-than-expected principal payments. This may lock in a below-market interest rate, increase the security’s duration and volatility, and reduce the value of the security. As a result, mortgage-related and other asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage-related or other asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage-related or other asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral. Defaults on the underlying assets may impair the value of an asset-backed or mortgage-related security. Furthermore, there may be legal and practical limitations on the enforceability of any security interest granted with respect to those underlying assets, or the value of the underlying assets may be insufficient if the issuer defaults.

Foreign Debt Securities. Some of the securities acquired by the fund may be issued, guaranteed or otherwise supported by foreign governments, corporations or financial institutions and denominated in foreign currencies. Financial information concerning foreign entities generally is more limited than the information available from U.S. issuers or not available. Non-U.S. bond markets in which the fund invests may have limited liquidity. The fund also may have a limited ability to protect its investment under foreign property and securities laws. Most foreign securities in which the fund may invest are “Yankee” bonds, that is, bonds of foreign issuers in which principal and interest are paid in U.S. dollars. Securities denominated in a currency other than the U.S. dollar may fall in value relative to U.S. dollar-denominated securities simply because of a change in exchange rate between that currency and the U.S. dollar. The value of foreign instruments as well as the foreign currency/U.S. dollar exchange rate tend to be adversely affected by local or regional political and economic developments.

Forward-Commitment, When-Issued, and Delayed-Delivery Securities. There can be no assurance that a security purchased in these transactions will be issued or that a security purchased or sold on a delayed delivery basis or through a forward commitment will be delivered. Also, the value of securities in these transactions on the delivery date may be more or less than the price paid by the fund to purchase the securities. In such a transaction, the value of the security may decrease if the price of the security declines below the purchase price appreciates above the sale price but will benefit if the converse occurs.

If deemed advisable as a matter of investment strategy, the fund may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to the fund on the settlement date. In these cases the fund may realize a taxable capital gain or loss. When the fund engages in when- issued, TBA or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Derivatives. The fund’s investments in derivative instruments are subject to a number of risks. Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold, may be terminated only subject to penalty and are subject to non-performance by the counterparty. In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected. Certain derivatives also create leverage in its portfolio, and thus, the fund could lose more than the principal amount it invested in the derivative.

SSgA High Yield Bond Fund

Investment Objective

SSgA High Yield Bond Fund seeks to maximize total return by investing primarily in fixed-income securities, including, but not limited to, those represented by the Barclays Capital U.S. Corporate High-Yield Bond Index.

There is no guarantee that the fund will achieve its objective. The fund’s objective may be changed without shareholder approval.

Investment Strategies and Risks

Principal Investment Strategies

SSgA High Yield Bond Fund attempts to meet its objective by investing at least 80% of its net assets (plus borrowings, if any) in high yield, high risk (non-investment grade) debt securities, commonly knows as high yield or junk bonds. High yield bonds, and to a lesser extent other types of bonds, may be purchased at a discount to their face value and thereby provide opportunities to the fund for capital appreciation.

The fund’s portfolio typically consists of a core portfolio principally drawn from securities in the Barclays Capital U.S. High-Yield 2% Issuer Capped Index, the fund’s benchmark, as well as other securities that have been selected to overweight or underweight certain securities, industries and sectors represented in the benchmark. Intensive credit analysis of specific issuers is an important component of the fund’s securities selection process. The duration of the fund (that is, its sensitivity to changes in interest rates) is monitored against the benchmark.

The fund invests primarily in debt securities that have been publicly issued or privately placed, with fixed, zero coupon, payment-in-kind, variable or floating interest rates, and may be denominated in U.S. dollars or foreign currencies. The fund attempts to meet its investment objective by investing in, among other things:

•	Obligations of U.S. and foreign corporations (e.g., “Yankee” bonds);

•	Privately issued bank loans;

•	Equity securities, including warrants, preferred stock and common stock;

•	Asset-backed securities;

•	Derivatives, including credit default swaps; and

•	Repurchase agreements.

For additional investment strategies pursued by the fund, see “Investment Strategies Common to the SSgA Funds.”

Active Trading. The fund may engage in active trading of its portfolio securities to achieve its principal investment strategies. Active trading will increase the fund’s transaction costs (generally measured by interest rate spreads) and may cause the fund to realize taxable gains, which could reduce the returns of those fund shareholders investing through a taxable account.

Principal Risks

Generally. The fund invests primarily in bonds and other non-equity types of financial instruments, as well as certain equity securities. As a result, the principal risks of investing in the fund are those risks that are common to most bond funds and are described in “Risks, Generally—Risks Common to Funds Investing Principally in Debt Instruments,” below.

In addition, the fund is subject to the following risks:

Non-Investment Grade Securities Risk. Securities rated below investment grade (that is, below BBB by S&P or Baa by Moody’s) may involve greater risks than securities in higher rating categories. Non-investment grade securities in which the fund generally invests are regarded as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, those characteristics generally are outweighed by large uncertainties or major risk exposures to adverse conditions. Those risks include: adverse changes in general economic conditions and in the industries in which their issuers are engaged; changes in the financial condition of their issuers; and price fluctuations in response to changes in interest rates. As a result, issuers of lower rated debt securities are subject to greater credit/default risk than issuers of investment grade securities. Those securities, however, generally are not as sensitive to interest rate changes as investment grade bonds.

Rapid Changes in Interest Rates. Rapid changes in interest rates may cause significant requests to redeem funds shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.

Privately Negotiated Loans and Other Indebtedness. The fund may acquire interests in certain corporate loans and other forms of indebtedness that restrict the fund’s ability to sell those interests. As a result, the fund may not be able to sell those interests, or sell those interests for full value, when it otherwise may be advantageous to the fund to do so.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related securities represent a participation in, or are secured by, mortgage loans. Other asset-backed securities are typically structured like mortgage-related securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage-related and other asset-backed securities, which typically provide the issuer with the right to prepay the security prior to maturity, may be prepaid, which may result in the fund having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage-related and other asset-backed securities may extend because of slower-than-expected principal payments. This may lock in a below-market interest rate, increase the security’s duration and volatility, and reduce the value of the security. As a result, mortgage-related and other asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage-related or other asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage-related or other asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral. Defaults on the underlying assets may impair the value of an asset-backed or mortgage-related security. Furthermore, there may be legal and practical limitations on the enforceability of any security interest granted with respect to those underlying assets, or the value of the underlying assets may be insufficient if the issuer defaults.

In a forward roll transaction, the fund will sell a mortgage security to a bank or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Risks of mortgage-related security rolls include: (1) the risk of prepayment prior to maturity; (2) the possibility that the fund may not be entitled to receive interest and principal payments on the securities sold and that the proceeds of the sale may have to be invested in money market instruments (typically repurchase agreements) maturing not later than the expiration of the roll; and (3) the risk that the market value of the securities sold by the fund may decline below the price at which the fund is obligated to purchase the securities.

Foreign Debt Securities. Some of the securities acquired by the fund may be issued, guaranteed or otherwise supported by foreign governments, corporations or financial institutions and denominated in foreign currencies. Financial information concerning foreign entities generally is more limited than the information available from U.S. issuers or not available. Non-U.S. bond markets in which the fund invests may have limited liquidity. The fund also may have a limited ability to protect its investment under foreign property and securities laws. Most foreign securities in which the fund may invest are “Yankee” bonds, that is, bonds of foreign issuers in which principal and interest are paid in U.S. dollars. Securities denominated in a currency other than the U.S. dollar may fall in value relative to U.S. dollar-denominated securities simply because of a change in exchange rate between that currency and the U.S. dollar. The value of foreign instruments as well as the foreign currency/U.S. dollar exchange rate tend to be adversely affected by local or regional political and economic developments.

Equity Securities. To the extent the fund holds equities, the fund will be exposed to the risks inherent in equities. The share price of the fund may fall because of weakness in the stock markets, generally, weakness with respect to a particular industry in which it has significant holdings, or weakness associated with one or more specific companies in which it may have substantial investments. Moreover, the fund may not be able to sell some or all of its securities at desired prices.

Derivatives. The fund’s investments in derivative instruments are subject to a number of risks. Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold, may be terminated only subject to penalty and are subject to non-performance by the counterparty. In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected. Certain derivatives also create leverage in its portfolio, and thus, the fund could lose more than the principal amount it invested in the derivative.

SSgA Disciplined Equity Fund

Investment Objective

SSgA Disciplined Equity Fund seeks to provide total returns that exceed over time the S&P 500® Index through investment in equity securities.

There is no guarantee that the fund will achieve its objective.

Investment Strategies and Risks

Principal Investment Strategies

SSgA Disciplined Equity Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities. The fund attempts to meet its investment objective by investing primarily in common stocks.

The fund’s advisor employs a proprietary quantitative stock-selection model. This model is intended to reflect the risk characteristics of the S&P 500 Index, the fund’s benchmark, as well as determine the specific securities and quantities the fund purchases, holds and sells. In addition, it is intended to predict the relative attractiveness of securities from a specified investment universe based on the correlation of certain historical economic and financial factors (such as measures of growth potential, valuation and share price momentum) to past performance. It allows the advisor to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.

The model generates a core portfolio as well as the remaining portfolio securities. The core portfolio is drawn primarily from securities in the fund’s benchmark. The remaining securities are drawn from the fund’s investment universe and are determined by the model in order to overweight or underweight certain securities, industries and sectors represented in the benchmark. The fund’s investment universe is the securities in either the fund’s benchmark or the Russell 1000 Index. The fund periodically rebalances its portfolio to reflect movements in the underlying factors. The advisor regularly reexamines the model and, when necessary, makes updates or adjustments to the economic and financial factors considered. From time to time, the advisor will make a qualitative judgment and deviate from the model, but only if it believes that certain negative information measured by the model is not fully reflected in the model-generated portfolio.

For additional investment strategies pursued by the fund, see “Investment Strategies Common to the SSgA Funds.”

Active Trading. The fund may engage in active trading of its portfolio securities to achieve its principal investment strategies. Active trading will increase the fund’s transaction (brokerage) costs and may cause the fund to realize taxable gains, which could reduce the returns of those fund shareholders investing through a taxable account.

Principal Risks

Generally. The fund invests principally in equity securities. As a result, the principal risks of investing in the fund are those risks that are common to most equity funds and are described in “Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds—Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

Use of a Quantitative Strategy. A quantitative investment strategy, such as the strategy used by the fund, generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective. To control this risk, the fund’s investment advisor monitors and periodically back-tests its quantitative strategy, including the underlying factors and the relative weights given to such factors.

More Volatility than the Fund’s Benchmark. While presenting the opportunity for excess returns relative to the S&P 500® Index, the fund’s strategy may present a greater risk of loss and higher tracking error compared to a fund that follows a strict indexing strategy.

Large-Capitalization Securities. The fund’s emphasis on securities issued by large-capitalization companies makes it susceptible to the business risks of larger companies, which usually cannot respond to competitive challenges as quickly as smaller companies. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

Sector. The fund may at any one time have significant investments in one or more specific industry sectors to the extent that the fund’s benchmark is concentrated in specific industry sectors, although the fund does not have a policy to concentrate in any specific industry sector. To the extent that the fund has significant investments in a specific sector, it is subject to risk of loss as a result of adverse economic, business or other developments to that sector in addition to general market risks.

Derivatives. The fund’s investments in derivative instruments are subject to a number of risks. Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold, may be terminated only subject to penalty and are subject to non-performance by the counterparty. In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected. Certain derivatives also create leverage in its portfolio, and thus, the fund could lose more than the principal amount it invested in the derivative.

SSgA Small Cap Fund

Investment Objective

SSgA Small Cap Fund seeks to maximize the total return through investment in equity securities.

There is no guarantee that the fund will achieve its objective. The fund’s objective may be changed without shareholder approval.

Investment Strategies and Risks

Principal Investment Strategies

SSgA Small Cap Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities of companies in the Russell 2000® Index, the fund’s benchmark. The fund may from time to time invest up to 20% of its assets in equity securities not included in the Russell 2000® Index. The equity securities invested in by the fund are comprised primarily of common stocks and may include IPOs.

To manage the fund’s portfolio, the fund’s advisor employs a proprietary quantitative multi-factor stock -selection model. The model evaluates the relative attractiveness of each eligible security based on the correlation of certain historical economic and financial factors (such as measures of growth potential, valuation, quality and share price momentum), and other quantitative metrics to past performance, and then rank them in the order of their attractiveness as fund investments. The model determines the specific securities that the fund invests in, the quantity of a security held by the fund and whether to overweight or underweight certain securities, industries or sectors relative to the benchmark based on an evaluation of a security’s relative return and risk attractiveness.

The fund periodically rebalances its portfolio to reflect movements in the underlying factors used by the model and changes predicted by the model. The model may periodically adjust the quantitative metrics used based on an evaluation of macroeconomic conditions. The advisor also regularly reexamines the model and may make updates and adjustments to the economic and financial conditions and other quantitative metrics considered, and to the weightings among them.

From time to time, the advisor may make a qualitative judgment and deviate from the model, but only for events that are not quantifiable by the model.

The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment advisor, in order to manage its cash. The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, and the fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

For additional investment strategies pursued by the fund, see “Investment Strategies Common to the SSgA Funds.”

Active Trading. The fund may engage in active trading of its portfolio securities to achieve its principal investment strategies. Active trading will increase the fund’s transaction (brokerage) costs and may cause the fund to realize taxable gains, which could reduce the returns of those fund shareholders investing through a taxable account.

Principal Risks

Generally. The fund invests principally in equity securities. As a result, the principal risks of investing in the fund are those risks that are common to most equity funds and are described in “Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds—Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

Use of a Quantitative Strategy. A quantitative investment strategy, such as the strategy used by the fund, generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective. To control this risk, the fund’s investment advisor monitors and periodically back-tests its quantitative strategy, including the underlying factors and the relative weights given to such factors.

Small-Capitalization Securities. Investments in small-capitalization companies typically present greater risks than investments in larger companies because small companies often have limited product lines and few managerial or financial resources. As a result, the performance of the fund may be more volatile than a fund that invests in large-cap stocks.

More Volatility than the Fund’s Benchmark. While presenting the opportunity for excess returns relative to the Russell 2000 Index, the fund’s strategy may present a greater risk of loss and higher tracking error compared to a fund that follows a strict indexing strategy.

Value Stocks. Certain stocks in which the fund may invest may be inexpensive relative to their earnings or assets compared to other types of stocks. These stocks, commonly referred to a “value stocks,” may react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks, such as growth stocks. Value stocks, however, may continue to be inexpensive for long periods of time and they may never realize their full value, as measured by earnings ratios and other common financial calculations.

Sector. The fund may at any one time have significant investments in one or more specific industry sectors to the extent that the fund’s benchmark is concentrated in specific industry sectors, although the fund does not have a policy to concentrate in any specific industry sector. To the extent that the fund has significant investments in a specific sector, it is subject to risk of loss as a result of adverse economic, business or other developments to that sector in addition to general market risks.

Derivatives. The fund’s investments in derivative instruments are subject to a number of risks. Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold, may be terminated only subject to penalty and are subject to non-performance by the counterparty. In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected. Certain derivatives also create leverage in its portfolio, and thus, the fund could lose more than the principal amount it invested in the derivative.

SSgA Tuckerman Active REIT Fund

Investment Objective

SSgA Tuckerman Active REIT Fund seeks to provide income and capital growth by investing primarily in publicly traded securities issued by real estate investment trusts.

There is no guarantee that the fund will achieve its objective. The fund’s objective may be changed without shareholder approval.

Investment Strategies and Risks

Principal Investment Strategies

SSgA Tuckerman Active REIT Fund invests at least 80% of its net assets (plus borrowings, if any) in real estate investment trusts, or REITs. A REIT is a trust or similar entity that primarily invests in or operates real estate or companies involved in the real estate industry. REITs may not have diversified holdings. The fund is non-diversified, that is, compared with other funds, the fund may invest a greater percentage of its assets in a particular issuer.

The fund attempts to meet its objective through the active selection of REITs, primarily from those securities in the Dow Jones U.S. Select REIT® Index, and across different types (for example, REITs that specialize in healthcare facilities, office properties or residential rental properties) and regions based on the fundamental research of the fund’s investment subadvisor. The fund invests with a relatively long-term horizon, and attempts to minimize turnover, while focusing on relative valuations, balance sheet strength and high growth rates.

In addition to REIT securities, the fund may invest up to 20% of its assets in non-REIT real estate securities, as well as equity and fixed income securities of non-real estate companies.

For additional investment strategies pursued by the fund, see “Investment Strategies Common to the SSgA Funds.”

Principal Risks

Investing in this fund may involve more risks, and consequently, the fund may have a more volatile share price than a fund investing primarily in a diversified portfolio of equity securities of large, established U.S. corporations.

Generally. The fund invests principally in equity securities, albeit equity securities relating to investments in real estate. As a result, the principal risks of investing in the fund are those risks that are common to most equity funds and are described in “Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds—Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

Non-Diversified Investments. As a non-diversified fund, the fund may be more volatile than other funds. The fund may invest a larger percentage of its assets in securities of one or several issuers than a diversified fund, and thus, the performance of those issuers may have a substantial impact on the fund’s share price.

Real Estate Securities. The fund’s investments in companies that hold or manage real estate, including real estate investment trust (or REITs) are subject to many of the risks associated with direct ownership of real estate. The value of real estate (and real estate securities) may be affected by changes in general and local economic conditions, increases in property taxes and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks. Many REITs do not have diversified holdings, making them more sensitive to changes in specific real estate markets.

SSgA IAM SHARES Fund

Investment Objective

SSgA IAM SHARES Fund seeks to maximize total return primarily through investments in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace Workers (“IAMAW”) or affiliated labor unions or have not been identified as having non-union sentiment.

There is no guarantee that the fund will achieve its objective. The fund’s objective may be changed without shareholder approval.

Investment Strategies and Risks

Principal Investment Strategies

SSgA IAM SHARES Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities of companies (“IAM Companies”) that:

Have entered into collective bargaining agreements with the IAMAW or affiliated labor unions, or

Are listed in the S&P 500® Index, and have not been identified by the IAMAW or affiliated labor unions as having non-union sentiment.

As of August 31, 2011, there were approximately 370 companies whose equity securities were publicly traded and met one or both of those requirements. IAM Companies tend to be diverse geographically and by industry sector. The fund may invest up to 20% of its net assets in securities of non-IAM Companies that have not been deemed to have non-union sentiment by the IAMAW.

The fund’s investment strategy is driven by a quantitative investment process that manages portfolio exposure to fundamental attributes in a multifactor risk model environment. These attributes include industry allocations as well as factors such as size, style, growth expectations and valuation ratios. This model attempts to create a portfolio reflecting risk and return characteristics that are similar to those of the S&P 500 Index.

IAM Companies are diverse both geographically and by industry. The portfolio management team will rebalance the fund periodically in order to maintain its relative exposure to IAM Companies, as well as to account for any changes to the universe of IAM Companies. While the fund seeks a high correlation with the S&P 500® Index returns, the fund will not fully replicate the S&P 500® Index, therefore, the Fund’s returns will likely vary from those of the S&P 500® Index. The fund attempts to meet its investment objective by investing primarily in, among other things, domestic common stocks and related securities, which may include securities convertible into common stocks, and initial public offerings of securities (IPOs).

For additional investment strategies pursued by the fund, see “Investment Strategies Common to the SSgA Funds.”

Principal Risks

Generally. The fund invests principally in equity securities. As a result, the principal risks of investing in the fund are those risks that are common to most equity funds and are described in “Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds—Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

Use of a Quantitative Strategy. A quantitative investment strategy, such as the strategy used by the fund, generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective. To control this risk, the fund’s investment advisor monitors and periodically back-tests its quantitative strategy, including the underlying factors and the relative weights given to such factors.

Large-Capitalization Securities. The fund’s emphasis on securities issued by large-capitalization companies makes it susceptible to the business risks of larger companies, which usually cannot respond to competitive challenges as quickly as smaller companies. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

More Volatility than the Fund’s Benchmark. While presenting the opportunity for excess returns relative to the S&P 500® Index, the fund’s strategy may present a greater risk of loss and higher tracking error compared to a fund that follows a strict indexing strategy.

Derivatives. The fund’s investments in derivative instruments are subject to a number of risks. Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold, may be terminated only subject to penalty and are subject to non-performance by the counterparty. In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected. Certain derivatives also create leverage in its portfolio, and thus, the fund could lose more than the principal amount it invested in the derivative.

Sector. The fund may at any one time have significant investments in one or more specific industry sectors to the extent that the IAM Companies are concentrated in specific industry sectors, although the fund does not have a policy to concentrate in any specific industry sector. To the extent that the fund has significant investments in a specific sector, it is subject to risk of loss as a result of adverse economic, business or other developments to that sector in addition to general market risks.

SSgA Enhanced Small Cap Fund

Investment Objective

SSgA Enhanced Small Cap Fund seeks to maximize total return through investment primarily in small capitalization equity securities.

There is no guarantee that the fund will achieve its objective. The fund’s objective may be changed without shareholder approval.

Investment Strategies and Risks

Principal Investment Strategies

SSgA Enhanced Small Cap Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities of small capitalization companies. A small capitalization company is a company with a market capitalization no larger than the company with the largest capitalization contained in the Russell 2000 Index. The equity securities invested in by the fund are comprised primarily of common stocks and may include IPOs.

To manage the fund’s portfolio, the fund’s advisor employs a proprietary quantitative multi-factor stock-selection model to select securities that maintain similar sector and industry weightings as the fund’s benchmark, while controlling risk exposure of the fund relative to the fund’s benchmark. The securities selected by the model include a core portfolio drawn from securities in the fund’s benchmark and intended to reflect the risk characteristics of the fund’s benchmark, and certain additional securities of small capitalization companies identified by the model in order to overweight or underweight certain securities, industries and sectors represented in the fund’s benchmark. The model evaluates the relative attractiveness of securities of small capitalization companies based on the correlation of certain historical economic and financial factors (such as measures of growth potential, valuation, quality and share price momentum) to past performance and then rank the securities in the order of their attractiveness as fund investments. The model determines the specific securities that the fund invests in, the quantity of a security held by the fund and whether to overweight or underweight certain securities, industries or sectors relative to the benchmark based on an evaluation of a security’s relative return and risk attractiveness.

The fund periodically rebalances its portfolio to reflect movements in the underlying factors used by the model and changes predicted by the model. The advisor regularly reexamines the model and may make updates or adjustments to the economic and financial factors considered.

From time to time, the advisor may make a qualitative judgment and deviate from the model, but only for events that are not quantifiable by the model.

The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment advisor, in order to manage its cash. The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, and the fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

For additional investment strategies pursued by the fund, see “Investment Strategies Common to the SSgA Funds.”

Active Trading. The fund may engage in active trading of its portfolio securities to achieve its principal investment strategies. Active trading will increase the fund’s transaction (brokerage) costs and may cause the fund to realize taxable gains, which could reduce the returns of those fund shareholders investing through a taxable account.

Principal Risks

Generally. The fund invests principally in equity securities. As a result, the principal risks of investing in the fund are those risks that are common to most equity funds and are described in “Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds—Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

Use of a Quantitative Strategy. A quantitative investment strategy, such as the strategy used by the fund, generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective. To control this risk, the fund’s investment advisor monitors and periodically back-tests its quantitative strategy, including the underlying factors and the relative weights given to such factors.

More Volatility than the Fund’s Benchmark. While presenting the opportunity for excess returns relative to the Russell 2000 Index, the fund’s strategy may present a greater risk of loss and higher tracking error compared to a fund that follows a strict indexing strategy.

Small-Capitalization Securities. Investments in small-capitalization companies typically present greater risks than investments in larger companies because small companies often have limited product lines and few managerial or financial resources. As a result, the performance of the fund may be more volatile than a fund that invests in large-cap stocks.

Sector. The fund may at any one time have significant investments in one or more specific industry sectors to the extent that the fund’s benchmark is concentrated in specific industry sectors, although the fund does not have a policy to concentrate in any specific industry sector. To the extent that the fund has significant investments in a specific sector, it is subject to risk of loss as a result of adverse economic, business or other developments to that sector in addition to general market risks. Provided that in no event will a fund purchase a security if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

Derivatives. The fund’s investments in derivative instruments are subject to a number of risks. Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold, may be terminated only subject to penalty and are subject to non-performance by the counterparty. In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected. Certain derivatives also create leverage in its portfolio, and thus, the fund could lose more than the principal amount it invested in the derivative.

SSgA Directional Core Equity Fund

Investment Objective

SSgA Directional Core Equity Fund seeks to achieve long term capital appreciation throughout the course of an economic cycle by investing primarily in large and medium capitalization equity securities which, in the opinion of the fund’s investment advisor, have underlying valuation or business fundamentals that indicate prospects for growth, while selling short the equity securities of companies that, in the opinion of the fund’s investment advisor, have deteriorating business fundamentals and/or valuations.

There is no guarantee that the fund will achieve its objective. The fund’s objective may be changed without shareholder approval.

Investment Strategies and Risks

Principal Investment Strategies

SSgA Directional Core Equity Fund invests at least 80% of its net assets (plus borrowings, if any) in equity securities, such as common stocks. The fund anticipates, but cannot guarantee, that at any given time:

•	Long positions (that is, securities the fund owns securities outright) equal approximately 95% of the fund’s net assets with 5% in cash reserves;

•	The replacement cost of all securities sold short by the fund (a short sale is a sale of a security that the fund has borrowed with the intent to buy it back at a lower price) will equal approximately 30% of the fund’s net assets at any time; and

•	The proceeds of its short sales and cash reserves on hand will generally cover the fund’s liability from short sales.

The combination of long and short positions is intended to produce long term capital appreciation with down side protection. In the event the fund’s short position increases substantially from its intended proportion of the fund’s net assets, the fund will attempt to use available cash and proceeds from the liquidation of long positions to replace enough of the securities sold short to bring the long and short positions back toward the intended proportions. If the fund’s long position should increase substantially, the fund will sell additional securities short for the same purpose of restoring the intended proportions.

The fund’s advisor employs a proprietary quantitative stock-selection model to generate a portfolio drawn from the 1,250 largest U.S. companies by market capitalization. This model is intended to reflect the risk characteristics of the Russell 1000® Index, the fund’s benchmark, as well as determine the specific securities and quantities the fund purchases, holds, and sells, on both the long and short side. In addition, it is intended to predict the relative attractiveness (or in the case of short sales, unattractiveness) of securities from a specified investment universe based on the correlation of certain historical economic and financial factors (such as measures of relative valuations, the quality of company’s earnings, cash flows, and investor sentiment) to past performance. Additionally the model may also incorporate an element to evaluate the macroeconomic environment for a portion of the model determined by prevailing market conditions This element allows a disciplined approach to seek to be adaptive to the macroeconomic environment and respond to changing conditions.

The quantitative model allows the advisor to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments. The quantity of a security held both in the long portfolio and short portfolio is determined by the stock-selection model in evaluating a securities relative return and risk attractiveness. Overweight and underweight positions in certain securities, industries, and sectors relative to the benchmark are a direct result of this process. Securities held as short positions generally are those that are the least attractive as predicted by the model.

The fund periodically rebalances its portfolio to reflect changes predicted by model. The advisor from time to time will reexamine the model and make adjustments to the economic and financial factors considered.

In seeking long-term capital appreciation, the fund invests primarily in equity securities of large- and medium-sized companies that have reasonable prospects for long-term growth, and sell short the equity securities of those companies that have deteriorating business fundamentals and/or valuations. Large capitalization companies include the companies represented at the time of investment in the Russell 1000® Index, and medium capitalization companies include companies represented at the time of investment in the Russell Midcap® Index. The fund also may invest in U.S. government securities, real estate securities (such as securities issued by companies engaged in the business of managing or developing real estate, such as real estate investment trusts (REITs)), illiquid securities and futures, options and other derivative instruments.

For additional investment strategies pursued by the fund, see “Investment Strategies Common to the SSgA Funds.”

Active Trading. The fund may engage in active trading of its portfolio securities to achieve its principal investment strategies. Active trading will increase the fund’s transaction (brokerage) costs and may cause the fund to realize taxable gains, which could reduce the returns of those fund shareholders investing through a taxable account.

Principal Risks

Investing in this fund may involve more risks, and consequently, the fund may have a more volatile share price, than a long-only fund that holds primarily a diversified portfolio of U.S. equity securities.

Generally. The fund invests principally in equity securities. As a result, the principal risks of investing in the fund are those risks that are common to most equity funds and are described in “Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds—Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

The Fund’s Short Strategy. When the fund is engaging in a short sale, the fund sells a security that it does not own, typically a security borrowed from a broker or dealer. To close out its short sale, that is, to repay the loan of the borrowed security, the fund must purchase the security prior to the date on which delivery to the broker or dealer is required. As a result, the making of a short sale exposes the fund to the risk of liability for the market value of the security that is sold (which increases as the market value of the underlying security increases) in addition to the costs associated with establishing, maintaining and closing out the short position. When engaging in short sales, the fund may be required to pledge assets to the broker or take other action to cover its obligation. Such pledges have the practical effect of limiting the amount of leverage that can be created through engaging in short sales.

Use of a Quantitative Strategy. A quantitative investment strategy, such as the strategy used by the fund, generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective. To control this risk, the fund’s investment advisor monitors and periodically back-tests its quantitative strategy, including the underlying factors and the relative weights given to such factors.

Sector. The fund may at any one time have significant investments in one or more specific industry sectors to the extent that the Russell 1000® Index or the Russell Midcap® Index is concentrated in specific industry sectors, although the fund does not have a policy to concentrate in any specific industry sector. To the extent that the fund has significant investments in a specific sector, it is subject to risk of loss as a result of adverse economic, business or other developments to that sector in addition to general market risks.

Real Estate Securities. The fund’s investments in companies that hold or manage real estate, including real estate investment trust (or REITs) are subject to many of the risks associated with direct ownership of real estate. The value of real estate (and real estate securities) may be affected by changes in general and local economic conditions, increases in property taxes and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks. Many REITs do not have diversified holdings, making them more sensitive to changes in specific real estate markets.

Derivatives. The fund’s investments in derivative instruments are subject to a number of risks. Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold, may be terminated only subject to penalty and are subject to non-performance by the counterparty. In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected. Certain derivatives also create leverage in its portfolio, and thus, the fund could lose more than the principal amount it invested in the derivative.

SSgA Emerging Markets Fund

Investment Objective

SSgA Emerging Markets Fund seeks to provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.

There is no guarantee that the fund will achieve its objective.

Investment Strategies and Risks

Principal Investment Strategies

The fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities issued by companies domiciled or doing a substantial portion of their business in countries determined by the fund’s advisor to have a developing or emerging economy or securities market. An emerging market is any market included in the MSCI Emerging Markets Index, the fund’s benchmark.

The fund’s advisor employs a proprietary quantitative model to assist in country and stock selection, which the advisor believes are the keys to achieving the fund’s objective. This model is intended to help determine the relative attractiveness of the countries and securities within the fund’s investment universe. In addition, the model assists the advisor in controlling the fund’s exposure to risks relative to the fund’s benchmark. The model is based on the historical relationships of certain economic and financial factors applicable to issuers and/or countries (such as measures of value, sentiment and share price momentum) to past performance.

The model allows the advisor to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments. The fund periodically rebalances its portfolio to reflect movements in the underlying factors. The advisor regularly reexamines the model and, when necessary, makes updates or adjustments to the economic and financial factors considered. From time to time, the advisor will make a qualitative judgment to deviate from the model, but only if it believes that certain information measured by the model is not fully reflected in.

The fund may invest in common and preferred equity securities, publicly traded in the U.S. or in foreign countries in developed or emerging markets, and occasionally securities convertible into common stocks, initial public offerings, equity swaps, structured equity notes, equity linked notes, American Depository Receipts, and participation certificates.

For additional investment strategies pursued by the fund, see “Investment Strategies Common to the SSgA Funds.”

Principal Risks

Investing in this fund may involve more risk, and consequently, the fund may have a more volatile share price, than a fund investing primarily in equity securities of large, established U.S. corporations.

Use of a Quantitative Strategy. A quantitative investment strategy, such as the strategy used by the fund, generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective. To control this risk, the fund’s investment advisor monitors and periodically back-tests its quantitative strategy, including the underlying factors and the relative weights given to such factors.

Foreign Securities, including Emerging Markets Equity Securities. To the extent the fund holds foreign securities, financial information concerning those entities may be more limited than information generally available from U.S. issuers or not available. Non-U.S. equity markets in which the fund invests may have limited liquidity, and be subject to complex rules, arbitrary rules or both. The fund also may have a limited ability to protect its investment under foreign property and securities laws, and may have difficulty from time to time converting local currency into U.S. dollars. Moreover, the value of foreign instruments tends to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates. For emerging market equity securities, these risks tend to be greater than for securities of issuers located in more developed countries. The events that lead to those greater risks include political instability, immature economic and financial institutions, local economies typically dependent on one or several natural resources, local property and securities laws that lack clarity or certainty, generally limited market liquidity, local ownership rules, currency exchange restrictions and restrictions on the repatriation of investment income and capital. Certain emerging markets are closed in whole or part to the direct purchase of equity securities by foreigners. In these markets, the fund may be able to invest in equity securities solely or primarily through foreign government authorized pooled investment vehicles. These securities could be more expensive because of additional management fees charged by the underlying pools. In addition, such pools may have restrictions on redemptions, limiting the liquidity of the investment.

Sector. The fund may at any one time have significant investments in one or more specific industry sectors to the extent that the fund’s benchmark is concentrated in specific industry sectors, although the fund does not have a policy to concentrate in any specific industry sector. To the extent that the fund has significant investments in a specific sector, it is subject to risk of loss as a result of adverse economic, business or other developments to that sector in addition to general market risks.

American Depositary Receipts (ADRs) and Global Depositary Receipts. ADRs and GDRs are certificates that represent ownership of a specific number of shares of a non-U.S. issuer and which trade on a U.S. exchange. ADRs held by the fund have the same currency and economic risks as the underlying shares they represent. They also are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

Derivatives. The fund’s investments in derivative instruments are subject to a number of risks. Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold, may be terminated only subject to penalty and are subject to non-performance by the counterparty. In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected. Certain derivatives also create leverage in its portfolio, and thus, the fund could lose more than the principal amount it invested in the derivative.

Participation Certificates. From time to time, the fund may invest in participation certificates, that is, an interest in a pool of assets that provides the holder of the interest the economic rights of the underlying assets but generally not the voting rights, if any. Participation certificates typically are used by the fund to provide exposure to a non-U.S. market in an efficient manner and provide exposure to markets that may restrict foreign ownership. Investments in participation certificates involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. Participation certificates are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the fund. Participation certificates constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, the counterparty, and the fund is relying on the creditworthiness of such counterparty and has no rights under a participation certificate against the issuer of the underlying security. The holder of a participation certificate generally will be entitled to receive from the issuing bank or broker-dealer any dividends paid in connection with the underlying security; however, the holder of the participation certificate does not have voting rights, as the holder would if it owned the underlying security directly.

SSgA International Stock Selection Fund

Investment Objective

SSgA International Stock Selection Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

There is no guarantee that the fund will achieve its objective. The fund’s objective may be changed without shareholder approval.

Investment Strategies and Risks

Principal Investment Strategies

SSgA International Stock Selection Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities of foreign issuers, such as common stocks, issued by companies in the countries and industries represented in the MSCI EAFE Index, the fund’s benchmark. The fund’s portfolio is expected to have characteristics similar to the MSCI EAFE Index.

The fund’s advisor employs a proprietary quantitative stock-selection model. This model is intended to reflect the risk characteristics of the fund’s benchmark, as well as determine the specific securities and quantities the fund purchases, holds and sells. In addition, it is intended to predict the relative attractiveness of securities from a specified investment universe based on the correlation of certain historical economic and financial factors applicable to issuers and/or countries (such as measures of growth potential, quality and valuation) to past performance. Additionally the model may also incorporate an element to evaluate the macroeconomic environment for a portion of the model determined by prevailing market conditions. This element allows a disciplined approach to seek to be adaptive to the macroeconomic environment and respond to changing conditions. The quantitative model allows the advisor to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.

The model generates a portfolio that is drawn primarily from securities in the fund’s benchmark. The remaining securities are drawn from the fund’s investment universe and are determined by the model in order to overweight or underweight certain countries, securities, industries and sectors represented in the benchmark. The fund’s investment universe is the securities in MSCI EAFE Universe, which is broader than the fund’s benchmark. The fund periodically rebalances its portfolio to reflect movements in the underlying factors. The advisor regularly reexamines the model and, when necessary, makes updates or adjustments to the economic and financial factors considered.

The fund attempts to meet its investment objective by investing primarily in, among other things, common stocks and, to help manage cash, index futures.

For additional investment strategies pursued by the fund, see “Investment Strategies Common to the SSgA Funds.”

Active Trading. The fund may engage in active trading of its portfolio securities to achieve its principal investment strategies. Active trading will increase the fund’s transaction (brokerage) costs and may cause the fund to realize taxable gains, which could reduce the returns of those fund shareholders investing through a taxable account.

Principal Risks

Generally. The fund invests principally in equity securities. As a result, the principal risks of investing in the fund are those risks that are common to most equity funds and are described in “Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds—Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

Use of a Quantitative Strategy. A quantitative investment strategy, such as the strategy used by the fund, generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective. To control this risk, the fund’s investment advisor monitors and periodically back-tests its quantitative strategy, including the underlying factors and the relative weights given to such factors.

Foreign Equity Securities. To the extent the fund holds foreign securities, financial information concerning those entities may be more limited than information generally available from U.S. issuers or not available. Non-U.S. equity markets in which the fund invests may have limited liquidity, and be subject to complex rules, arbitrary rules or both. The fund also may have a limited ability to protect its investment under foreign property and securities laws. Moreover, the value of foreign instruments tends to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates.

Foreign Securities, including Emerging Market Securities. To the extent the fund holds securities of foreign issuers, financial information concerning those issuers may be unavailable or more limited than information generally available from U.S. issuers, and it may have difficulty selling the securities or protecting its investment. Foreign securities also tend to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates, and the inconvertibility of local currency into U.S. dollars. For emerging market equity securities, these risks tend to be greater than for securities of issuers located in more developed countries. The events that lead to those greater risks include political instability, immature economic and financial institutions, local economies typically dependent on one or several natural resources, local property and securities laws that lack clarity or certainty, generally limited market liquidity, local ownership rules, currency exchange restrictions and restrictions on the repatriation of investment income and capital. Certain emerging markets are closed in whole or part to the direct purchase of equity securities by foreigners. In these markets, the fund may be able to invest in equity securities solely or primarily through foreign government authorized pooled investment vehicles. These securities could be more expensive because of additional management fees charged by the underlying pools. In addition, such pools may have restrictions on redemptions, limiting the liquidity of the investment.

Foreign Debt Securities. Some of the securities acquired by the fund may be issued, guaranteed or otherwise supported by foreign governments, corporations or financial institutions and denominated in foreign currencies. Financial information concerning foreign entities generally is more limited than the information available from U.S. issuers or not available. Non-U.S. bond markets in which the fund invests may have limited liquidity. The fund also may have a limited ability to protect its investment under foreign property and securities laws. Most foreign securities in which the fund may invest are “Yankee” bonds, that is, bonds of foreign issuers in which principal and interest are paid in U.S. dollars. Securities denominated in a currency other than the U.S. dollar may fall in value relative to U.S. dollar-denominated securities simply because of a change in exchange rate between that currency and the U.S. dollar. The value of foreign instruments as well as the foreign currency/U.S. dollar exchange rate tend to be adversely affected by local or regional political and economic developments.

Sector. The fund may at any one time have significant investments in one or more specific industry sectors to the extent that the MSCI EAFE Index is concentrated in specific industry sectors, although the fund does not have a policy to concentrate in any specific industry sector. To the extent that the fund has significant investments in a specific sector, it is subject to risk of loss as a result of adverse economic, business or other developments to that sector in addition to general market risks.

Derivatives. The fund’s investments in derivative instruments are subject to a number of risks. Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold, may be terminated only subject to penalty and are subject to non-performance by the counterparty. In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected. Certain derivatives also create leverage in its portfolio, and thus, the fund could lose more than the principal amount it invested in the derivative.

SSgA Life Solutions Balanced Fund

Investment Objective

SSgA Life Solutions Balanced Fund seeks a balance of growth of capital and income.

There is no guarantee that the fund will achieve its objective. The fund’s objective may be changed without shareholder approval.

Investment Strategies and Risks

Principal Investment Strategies

SSgA Life Solutions Balanced Fund is a fund-of-funds. The fund attempts to meet its objective by investing substantially all of its investable assets in shares of various combinations of other SSgA Funds and exchange traded funds that are advised or sponsored by the advisor or its affiliates, commonly referred to as “underlying funds.” Funds-of-funds are intended to allow investors to diversify their portfolio among different asset classes (examples of asset classes are large-cap growth, small-cap value, corporate bonds and government bonds) more than they otherwise could by investing in individual securities or shares of a single mutual fund. Diversification generally is believed to reduce portfolio volatility while maintaining average investment returns.

To achieve its objective, the fund typically invests between 40% and 80% of its assets in underlying funds that invest principally in equity securities, including international equities. The fund usually invests between 20% and 60% of its assets in underlying funds that invest principally in bonds, and up to 20% in money market funds. The share prices of most of the underlying funds are based on the market values of the securities held by the underlying funds. The share prices of exchange traded funds are determined based on the market prices of their shares rather than the market prices of their portfolio holdings.

In constructing the fund’s portfolio of securities, the advisor periodically establishes specific percentage targets for each asset class based on the advisor’s outlook for the economy and the financial markets. The advisor then selects one or more SSgA Funds for each asset class, and allocates fund assets based primarily on those percentage targets. The advisor periodically reallocates fund assets based on its reassessment of the economy and the financial markets. In certain circumstances, the fund may invest in securities other than shares of funds, for example to manage its cash balances.

For additional investment strategies pursued by the fund, see “Investment Strategies Common to the SSgA Funds.”

Principal Risks

Generally. The fund invests principally in shares of other SSgA Funds. As a result, the principal risks of investing in the fund are those risks that are common to the underlying funds, including equity funds, are described in “Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds-Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

Fund-of-funds. A fund-of-funds, such as the fund, may from time to time have more than one underlying fund that invest in some of the same industry sectors or individual securities, thus compounding the fund’s exposure to those sectors or securities. The investment performance of a fund-of-funds is directly related to the investment performance of the underlying funds. A fund-of-fund pays directly its own expenses as well as indirectly the expenses of the underlying funds.

Sector. The fund may at any one time have significant investments in one or more specific industry sectors, although the fund does not have a policy to concentrate in any specific industry sector. To the extent that the fund or the underlying fund has significant investments in a specific sector, the fund is subject to risk of loss as a result of adverse economic, business or other developments to that sector in addition to general market risks.

Large-Capitalization Securities. The fund’s or its underlying funds’ emphasis on securities issued by large-capitalization companies makes it susceptible to the business risks of larger companies, which usually cannot respond to competitive challenges as quickly as smaller companies. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

Medium-Capitalization Securities. The fund’s or its underlying funds’ investments in securities of companies with medium size capitalizations tend to be riskier than its investments in securities of companies with larger capitalizations. Medium-capitalization companies typically have less seasoned management, fewer product lines and less access to liquidity than larger capitalization companies, and thus, tend to be more sensitive to economic downturns. In addition, growth prospects of medium-capitalization companies tend to be less certain than larger capitalization companies, and the dividends paid on medium-capitalization stocks are frequently negligible. The prices of medium-capitalization stocks have, on occasion, fluctuated in the opposite direction of the prices of larger capitalization stocks or the general stock market.

Small-Capitalization Securities. The fund’s or its underlying funds’ investments in small-capitalization companies tend to expose the fund to greater risks than if the fund invested in large companies because small companies often have limited product lines and few managerial or financial resources. As a result, the performance of the fund may be more volatile than a fund that invests in large cap stocks.

Bonds. To the extent the fund or its underlying funds hold bonds, the fund will be exposed to the risks inherent in bond investments, principally interest rate risk, credit risk, prepayment and extension risks, and liquidity risk. During periods of rising interest rates, a bond’s yield generally is lower than prevailing market rates, causing the value of the bond to fall. Credit risk is the risk that an issuer or guarantor of the bond may default on its obligation to pay scheduled interest and repay principal. Prepayment and extension risks are the risks that a bond may be paid before or after the date the fund expects it to be repaid, causing the fund to lose interest payments that the fund had otherwise expected. Liquidity risk is the risk that adverse market or economic conditions or investor perceptions may result in little or no trading activity in one or more particular securities, thus, making it difficult for a fund holding those securities to determine their values.

Foreign Securities. To the extent the fund or its underlying funds holds foreign securities, financial information concerning those entities may be more limited than information generally available from U.S. issuers or not available. Non-U.S. equity markets in which they invest may have limited liquidity, and be subject to complex rules, arbitrary rules or both. They also may have a limited ability to protect its investment under foreign property and securities laws. Moreover, the value of foreign instruments tends to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates.

Derivatives. The underlying funds’ investments in derivative instruments are subject to a number of risks. Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold, may be terminated only subject to penalty and may be subject to non-performance by the counterparty. In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected. Certain derivatives also allow them to leverage their portfolios, and thus, could lose more than the principal amount it invested in those derivatives.

ETF Risk. To the extent the fund holds ETFs, it will be exposed to the risks inherent in certain ETF investments, such as passive strategy/index risk, index tracking risk, trading issues and fluctuation of net asset value and share premiums and discounts.

Passive Strategy/Index Risk: Underlying ETFs managed with a passive investment strategy attempt to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the underlying ETF may hold constituent securities of the index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the underlying ETF’s return to be lower than if the underlying ETF employed an active strategy.

Index Tracking Risk: While the adviser of the underlying ETF seeks to track the performance of the underlying ETF’s index as closely as possible (i.e., achieve a high degree of correlation with the index), the underlying ETF’s return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the underlying ETF’s adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Trading Issues. Although the shares of the underlying ETFs are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of an underlying ETF will continue to be met or will remain unchanged or that the shares of the underlying ETF will trade with any volume, or at all, on any stock exchange.

Fluctuation of Net Asset Value; Share Premiums and Discounts. The net asset value of the shares of underlying ETFs will generally fluctuate with changes in the market value of the underlying ETF’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in the underlying ETF’s net asset value and supply and demand of shares of the underlying ETF on the Exchange. It cannot be predicted whether shares of the underlying ETF will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares of the underlying ETF will be closely related to, but not identical to, the same forces influencing the prices of the securities of an index trading individually or in the aggregate at any point in time. The market prices of shares of underlying ETFs may deviate significantly from the net asset value of the shares of underlying ETFs during periods of market volatility. However, given that shares of underlying ETFs can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the adviser, and sub-Adviser as applicable, to the underlying ETF believes that large discounts or premiums to the net asset value of shares of underlying ETFs should not be sustained over long periods. While the creation/redemption feature is designed to make it likely that shares of underlying ETFs normally will trade close to the underlying ETF’s net asset value, disruptions to creations and redemptions may result in trading prices that differ significantly from such underlying ETF’s net asset value. If an investor purchases shares of underlying ETFs at a time when the market price is at a premium to the net asset value of the Shares or sells at a time when the market price is at a discount to the net asset value of the shares of an underlying ETF, then the investor may sustain losses.

SSgA Life Solutions Growth Fund

Investment Objective

SSgA Life Solutions Growth Fund seeks long term growth of capital.

There is no guarantee that the fund will achieve its objective. The fund’s objective may be changed without shareholder approval.

Investment Strategies and Risks

Principal Investment Strategies

SSgA Life Solutions Growth Fund is a fund-of-funds. The fund attempts to meet its objective by investing substantially all of its investable assets in shares of various combinations of other SSgA Funds and exchange traded funds that are advised or sponsored by the advisor or its affiliates, commonly referred to as “underlying funds.” Funds-of-funds are intended to allow investors to diversify their portfolio among different asset classes (examples of asset classes are large-cap growth, small-cap value, corporate bonds and government bonds) more than they otherwise could by investing in individual securities or shares of a single mutual fund. Diversification generally is believed to reduce portfolio volatility while maintaining average investment returns.

To achieve its objective, the fund typically invests between 60% and 100% of its assets in underlying funds that invest principally in equity securities, including international equities. The fund usually invests its remaining assets in underlying funds that invest principally in bonds, including money market funds. The share prices of most of the underlying funds are based on the market values of the securities held by the underlying funds. The share prices of exchange traded funds are determined based on the market prices of their shares rather than the market prices of their portfolio holdings.

In constructing the fund’s portfolio of securities, the advisor periodically establishes specific percentage targets for each asset class based on the advisor’s outlook for the economy and the financial markets. The advisor then selects one or more SSgA Funds for each asset class, and allocates fund assets based primarily on those percentage targets. The advisor periodically reallocates fund assets based on its reassessment of the economy and the financial markets. In certain circumstances, the fund may invest in specific securities other than shares of funds, for example to manage its cash balances.

For additional investment strategies pursued by the fund, see “Investment Strategies Common to the SSgA Funds.”

Principal Risks

Generally. The fund invests principally in shares of other SSgA Funds. As a result, the principal risks of investing in the fund are those risks that are common to the underlying funds, including equity funds, are described in “Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds-Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

Fund-of-funds. A fund-of-funds, such as the fund, may from time to time have more than one underlying fund that invest in some of the same industry sectors or individual securities, thus compounding the fund’s exposure to those sectors or securities. The investment performance of a fund-of-funds is directly related to the investment performance of the underlying funds. A fund-of-fund pays directly its own expenses as well as indirectly the expenses of the underlying funds.

Sector. The fund may at any one time have significant investments in one or more specific industry sectors, although the fund does not have a policy to concentrate in any specific industry sector. To the extent that the fund or the underlying fund has significant investments in a specific sector, the fund is subject to risk of loss as a result of adverse economic, business or other developments to that sector in addition to general market risks.

Large-Capitalization Securities. The fund’s or its underlying funds’ emphasis on securities issued by large-capitalization companies makes it susceptible to the business risks of larger companies, which usually cannot respond to competitive challenges as quickly as smaller companies. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

Medium-Capitalization Securities. The fund’s or its underlying funds’ investments in securities of companies with medium size capitalizations tend to be riskier than its investments in securities of companies with larger capitalizations. Medium-capitalization companies typically have less seasoned management, fewer product lines and less access to liquidity than larger capitalization companies, and thus, tend to be more sensitive to economic downturns. In addition, growth prospects of medium-capitalization companies tend to be less certain than larger capitalization companies, and the dividends paid on medium-capitalization stocks are frequently negligible. The prices of medium-capitalization stocks have, on occasion, fluctuated in the opposite direction of the prices of larger capitalization stocks or the general stock market.

Small-Capitalization Securities. The fund’s or its underlying funds’ investments in small-capitalization companies tend to expose the fund to greater risks than if the fund invested in large companies because small companies often have limited product lines and few managerial or financial resources. As a result, the performance of the fund may be more volatile than a fund that invests in large cap stocks.

Foreign Securities. To the extent the fund or its underlying funds holds foreign securities, financial information concerning those entities may be more limited than information generally available from U.S. issuers or not available. Non-U.S. equity markets in which they invest may have limited liquidity, and be subject to complex rules, arbitrary rules or both. They also may have a limited ability to protect its investment under foreign property and securities laws.

Moreover, the value of foreign instruments tends to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates.

Bonds. To the extent the fund or its underlying funds hold bonds, the fund will be exposed to the risks inherent in bond investments, principally interest rate risk, credit risk, prepayment and extension risks, and liquidity risk. During periods of rising interest rates, a bond’s yield generally is lower than prevailing market rates, causing the value of the bond to fall. Credit risk is the risk that an issuer or guarantor of the bond may default on its obligation to pay scheduled interest and repay principal. Prepayment and extension risks are the risks that a bond may be paid before or after the date the fund expects it to be repaid, causing the fund to lose interest payments that the fund had otherwise expected. Liquidity risk is the risk that adverse market or economic conditions or investor perceptions may result in little or no trading activity in one or more particular securities, thus, making it difficult for a fund holding those securities to determine their values.

Derivatives. The underlying funds’ investments in derivative instruments are subject to a number of risks. Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold, may be terminated only subject to penalty and may be subject to non-performance by the counterparty. In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected. Certain derivatives also allow them to leverage their portfolios, and thus, could lose more than the principal amount it invested in those derivatives.

ETF Risk. To the extent the fund holds ETFs, it will be exposed to the risks inherent in certain ETF investments, such as passive strategy/index risk, index tracking risk, trading issues and fluctuation of net asset value and share premiums and discounts.

Passive Strategy/Index Risk: Underlying ETFs managed with a passive investment strategy attempt to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the underlying ETF may hold constituent securities of the index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the underlying ETF’s return to be lower than if the underlying ETF employed an active strategy.

Index Tracking Risk: While the adviser of the underlying ETF seeks to track the performance of the underlying ETF’s index as closely as possible (i.e., achieve a high degree of correlation with the index), the underlying ETF’s return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the underlying ETF’s adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Trading Issues. Although the shares of the underlying ETFs are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of an underlying ETF will continue to be met or will remain unchanged or that the shares of the underlying ETF will trade with any volume, or at all, on any stock exchange.

Fluctuation of Net Asset Value; Share Premiums and Discounts. The net asset value of the shares of underlying ETFs will generally fluctuate with changes in the market value of the underlying ETF’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in the underlying ETF’s net asset value and supply and demand of shares of the underlying ETF on the Exchange. It cannot be predicted whether shares of the underlying ETF will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares of the underlying ETF will be closely related to, but not identical to, the same forces influencing the prices of the securities of an index trading individually or in the aggregate at any point in time. The market prices of shares of underlying ETFs may deviate significantly from the net asset value of the shares of underlying ETFs during periods of market volatility. However, given that shares of underlying ETFs can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the adviser, and sub-Adviser as applicable, to the underlying ETF believes that large discounts or premiums to the net asset value of shares of underlying ETFs should not be sustained over long periods. While the creation/redemption feature is designed to make it likely that shares of underlying ETFs normally will trade close to the underlying ETF’s net asset value, disruptions to creations and redemptions may result in trading prices that differ significantly from such underlying ETF’s net asset value. If an investor purchases shares of underlying ETFs at a time when the market price is at a premium to the net asset value of the Shares or sells at a time when the market price is at a discount to the net asset value of the shares of an underlying ETF, then the investor may sustain losses.

SSgA Life Solutions Income and Growth Fund

Investment Objective

SSgA Life Solutions Income and Growth Fund seeks income and, secondarily, long term growth of capital.

There is no guarantee that the fund will achieve its objective. The fund’s objective may be changed without shareholder approval.

Investment Strategies and Risks

Principal Investment Strategies

SSgA Life Solutions Income and Growth Fund is a fund-of-funds. The fund attempts to meet its objective by investing substantially all of its investable assets in shares of various combinations of other SSgA Funds and exchange traded funds that are advised or sponsored by the advisor or its affiliates, commonly referred to as “underlying funds.” Funds-of-funds are intended to allow investors to diversify their portfolio among different asset classes (examples of asset classes are large-cap growth, small-cap value, corporate bonds and government bonds) more than they otherwise could by investing in individual securities or shares of a single mutual fund. Diversification generally is believed to reduce portfolio volatility while maintaining average investment returns.

To achieve its objective, the fund typically invests between 40% and 80% of its assets in underlying funds that invest principally in bonds. The fund usually invests between 20% and 60% of its assets in underlying funds that invest principally in equities, including international securities and up to 20% in money market funds. The share prices of most of the underlying funds are based on the market values of the securities held by the underlying funds. The share prices of exchange traded funds are determined based on the market prices of their shares rather than the market prices of their portfolio holdings.

In constructing the fund’s portfolio of securities, the advisor periodically establishes specific percentage targets for each asset class based on the advisor’s outlook for the economy and the financial markets. The advisor then selects one or more SSgA Funds for each asset class, and allocates fund assets based primarily on those percentage targets. The advisor periodically reallocates fund assets based on its reassessment of the economy and the financial markets. In certain circumstances, the fund may invest in specific securities other than shares of funds, for example to manage its cash balances.

For additional investment strategies pursued by the fund, see “Investment Strategies Common to the SSgA Funds.”

Principal Risks

Generally. The fund invests principally in shares of other SSgA Funds. As a result, the principal risks of investing in the fund are those risks that are common to the underlying funds, including bond and equity funds, are described in “Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds—Risks Common to Funds Investing Principally in Debt Instruments,” below.

In addition, the fund is subject to the following risks:

Fund-of-funds. A fund-of-funds, such as the fund, may from time to time have more than one underlying fund that invest in some of the same industry sectors or individual securities, thus compounding the fund’s exposure to those sectors or securities. The investment performance of a fund-of-funds is directly related to the investment performance of the underlying funds. A fund-of-fund pays directly its own expenses as well as indirectly the expenses of the underlying funds.

Sector. The fund may at any one time have significant investments in one or more specific industry sectors, although the fund does not have a policy to concentrate in any specific industry sector. To the extent that the fund or the underlying fund has significant investments in a specific sector, the fund is subject to risk of loss as a result of adverse economic, business or other developments to that sector in addition to general market risks.

Large-Capitalization Securities. The fund’s or its underlying funds’ emphasis on securities issued by large-capitalization companies makes it susceptible to the business risks of larger companies, which usually cannot respond to competitive challenges as quickly as smaller companies. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

Medium-Capitalization Securities. The fund’s or its underlying funds’ investments in securities of companies with medium size capitalizations tend to be riskier than its investments in securities of companies with larger capitalizations. Medium-capitalization companies typically have less seasoned management, fewer product lines and less access to liquidity than larger capitalization companies, and thus, tend to be more sensitive to economic downturns. In addition, growth prospects of medium-capitalization companies tend to be less certain than larger capitalization companies, and the dividends paid on medium-capitalization stocks are frequently negligible. The prices of medium-capitalization stocks have, on occasion, fluctuated in the opposite direction of the prices of larger capitalization stocks or the general stock market.

Small-Capitalization Securities. The fund’s or its underlying funds’ investments in small-capitalization companies tend to expose the fund to greater risks than if the fund invested in large companies because small companies often have limited product lines and few managerial or financial resources. As a result, the performance of the fund may be more volatile than a fund that invests in large cap stocks.

Foreign Securities. To the extent the fund or its underlying funds holds foreign securities, financial information concerning those entities may be more limited than information generally available from U.S. issuers or not available. Non-U.S. equity markets in which they invest may have limited liquidity, and be subject to complex rules, arbitrary rules or both. They also may have a limited ability to protect its investment under foreign property and securities laws. Moreover, the value of foreign instruments tends to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates.

Derivatives. The underlying funds’ investments in derivative instruments are subject to a number of risks. Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold, may be terminated only subject to penalty and may be subject to non-performance by the counterparty. In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected. Certain derivatives also allow them to leverage their portfolios, and thus, could lose more than the principal amount it invested in those derivatives.

ETF Risk. To the extent the fund holds ETFs, it will be exposed to the risks inherent in certain ETF investments, such as passive strategy/index risk, index tracking risk, trading issues and fluctuation of net asset value and share premiums and discounts.

Passive Strategy/Index Risk: Underlying ETFs managed with a passive investment strategy attempt to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the underlying ETF may hold constituent securities of the index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the underlying ETF’s return to be lower than if the underlying ETF employed an active strategy.

Index Tracking Risk: While the adviser of the underlying ETF seeks to track the performance of the underlying ETF’s index as closely as possible (i.e., achieve a high degree of correlation with the index), the underlying ETF’s return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the underlying ETF’s adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Trading Issues. Although the shares of the underlying ETFs are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of an underlying ETF will continue to be met or will remain unchanged or that the shares of the underlying ETF will trade with any volume, or at all, on any stock exchange.

Fluctuation of Net Asset Value; Share Premiums and Discounts. The net asset value of the shares of underlying ETFs will generally fluctuate with changes in the market value of the underlying ETF’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in the underlying ETF’s net asset value and supply and demand of shares of the underlying ETF on the Exchange. It cannot be predicted whether shares of the underlying ETF will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares of the underlying ETF will be closely related to, but not identical to, the same forces influencing the prices of the securities of an index trading individually or in the aggregate at any point in time. The market prices of shares of underlying ETFs may deviate significantly from the net asset value of the shares of underlying ETFs during periods of market volatility. However, given that shares of underlying ETFs can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the adviser, and sub-Adviser as applicable, to the underlying ETF believes that large discounts or premiums to the net asset value of shares of underlying ETFs should not be sustained over long periods. While the creation/redemption feature is designed to make it likely that shares of underlying ETFs normally will trade close to the underlying ETF’s net asset value, disruptions to creations and redemptions may result in trading prices that differ significantly from such underlying ETF’s net asset value. If an investor purchases shares of underlying ETFs at a time when the market price is at a premium to the net asset value of the Shares or sells at a time when the market price is at a discount to the net asset value of the shares of an underlying ETF, then the investor may sustain losses.

Investment Strategies Common to the SSgA Funds

Securities Lending (not applicable to Money Market Funds). To earn additional income, a fund may lend its securities to brokers, dealers and other institutional investors in an amount not to exceed one third (33 1/3%) of the value of its total assets via a securities lending program through the securities lending agent, State Street Bank and Trust Company, an affiliate of the fund’s investment advisor. When the fund lends its securities, it typically receives back collateral in the form of cash or high quality securities. Cash collateral typically is invested by the fund in a money market fund managed by the fund’s investment advisor or one of its affiliates, with the fund splitting the income received from the money market fund with the securities lending agent, an affiliate of the fund’s investment advisor. Collateral in the form of securities typically is held by the fund’s custodian, and the fund receives a premium for loaning its securities. That premium also is split with the securities lending agent. The fund returns the collateral when its lent securities are returned, or, in the event the lent securities are not returned, the collateral is retained or sold by the fund to compensate it for its loss.

Should a borrower of securities fail financially, a fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a fund that accepts cash collateral also will bear the risk of any decline in value of securities acquired with cash collateral, including shares of money market funds that intend to maintain a stable share price.

Cash Management (not applicable to Money Market Funds). Some of the assets of a fund generally are cash or cash equivalent instruments, including money market funds managed by the fund’s investment advisor or one of its affiliates. Such cash and cash equivalent instruments are used by the fund to satisfy anticipated redemptions of fund shares, or they represent the proceeds from the sale of fund assets. Except when the fund employs temporary defensive positions or anticipates significant fund redemptions, it is not the policy of the fund to maintain a significant portion of its assets as cash or cash equivalent instruments.

Temporary Defensive Positions. From time to time, a fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When taking a defensive position, the fund may not achieve its investment objective.

Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds

Risks Common to Funds Investing Principally in Equity Securities

The following are risks that are common to most equity funds, including the SSgA Funds’ domestic and international equity funds, and the SSgA funds-of-funds to the extent that they invest in equity funds:

Market, Industry and Specific Holdings. The share price of a fund may fall because of weakness in the stock markets, generally, weakness with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments. The stock markets generally may decline because of adverse economic and financial developments in the U.S. and abroad. Industry or company earnings may deteriorate because of a variety of factors, including maturing product lines, changes in technologies, new competition and changes in management. Such weaknesses typically lead to changes in investor expectations of future earnings and a lack of confidence in current stock prices. Downward pressures on stock prices accelerate if institutional investors, who comprise a substantial portion of the market, also lose confidence in current prices.

Liquidity. Adverse market or economic conditions may result in limited or no trading market for certain securities held by a fund. Under these conditions it may be difficult for the fund to determine the market price or, alternatively, fair value, of those securities if the fund must sell those securities on short notice, such as to meet redemption requests from fund shareholders.

Risks Common to Funds Investing Principally in Debt Instruments

The following are risks that are common to most bond funds, including the SSgA Funds’ fixed income and money market funds, and the SSgA funds-of-funds to the extent that they invest in bond funds:

Interest Rate Risk. During periods of rising interest rates, a fund’s yield generally is lower than prevailing market rates, causing the value of the fund to fall. In periods of falling interest rates, a fund’s yield generally is higher than prevailing market rates, causing the value of the fund to rise. Typically, the more distant the expected cash flow that the fund is to receive from a security, the more sensitive the market price of the security is to movements in interest rates. If a fund owns securities that have variable or floating interest rates, as interest rates fall, the income the fund receives from those securities also will fall.

Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a fund may default on its obligation to pay scheduled interest and repay principal. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower rated issuers have higher credit risks. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the fund, may default on its payment or repurchase obligation, as the case may be. Credit risk generally is inversely related to credit quality.

Prepayment Risk and Extension Risk. Prepayment risk and extension risk apply primarily to asset-backed and mortgage-related securities and certain municipal securities.

Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If the fund has purchased a security at a premium, any repayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Repayment of loans underlying certain securities tends to accelerate during periods of declining interest rates.

Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by a fund later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Liquidity Risk. Adverse market or economic conditions or investor perceptions may result in little or no trading activity in one or more particular securities, thus, making it difficult for a fund holding the securities to determine their values. A fund holding those securities may have to value them at prices that reflect unrealized losses, or if it elects to sell them, it may have to accept lower prices than the prices at which it is then valuing them. The fund also may not be able to sell the securities at any price.

Portfolio Holdings

Information about each fund’s 10 largest holdings generally is posted on the SSgA Funds’ website, www.ssgafunds.com, within 30 days following the end of each month. Additional information is included in the SSgA Funds’ periodic filings with the Securities and Exchange Commission. Those reports are available free of charge on the Securities and Exchange Commission’s EDGAR database or the Securities and Exchange Commission’s website at www.sec.gov. A description of the SSgA Funds’ policies with respect to the disclosure of its portfolio securities is available in the Statement of Additional Information and on the SSgA Funds’ website at www.ssgafunds.com.

FUND MANAGEMENT

Investment Advisor/Subadvisor

SSgA Funds’ Investment Advisor. SSgA Funds Management, Inc. (the “Advisor” or “SSgA FM”), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900, serves as the investment advisor to each fund and as such, directs the management of each fund’s investment portfolio as well as its business affairs. As of October 31, 2011, SSgA FM had assets under management of over $222.7 billion. SSgA FM is a subsidiary of State Street Corporation (“State Street Corp.”), and together with other subsidiaries, comprise State Street Global Advisors (“SSgA”), the investment management arm of State Street Corp.

SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East, and as of October 31, 2011, has over $2.0 trillion under management.

State Street Bank and Trust Company, also a subsidiary of State Street Corp., is a 200-year old pioneer and leader in the world of financial services, and one of the largest providers of securities processing and record keeping services for U.S. mutual funds and pension funds.

Investment Subadvisor to SSgA Tuckerman Active REIT Fund. The Tuckerman Group, LLC (“Tuckerman”), 4 International Drive, Suite 230, Rye Brook, NY 10773, serves as the investment subadvisor to SSgA FM with respect to SSgA Tuckerman Active REIT Fund, and as such directs the management of that fund’s investment portfolio. With respect to SSgA Tuckerman Active REIT Fund, SSgA FM provides reporting, operational and compliance services, as well as general oversight of that fund’s investment subadvisor. As of October 31, 2011, Tuckerman had assets under management of over $8.4 billion. Tuckerman is part of State Street Global Alliance LLC, a strategic venture partnership jointly owned by SSgA and Stichting Pensionenfonds ABP (a Dutch pension Fund). Tuckerman focuses on real estate investments and strategic advisory services for institutional and individual clients through a series of specialized programs. Its capabilities include direct, private real estate investments as well as management of public real estate securities portfolios, such as real estate investment trusts. Tuckerman brings to its clients years of considerable investment, development (ground-up and value added), asset management, leasing and capital market experience.

Investment Management Fees

The total management fee paid by each fund, as a percentage of average net assets, for the previous fiscal year appears in the “Annual Fund Operating Expenses” table included in the “Fees and Expenses of the Fund” section for that fund. The management fee rates shown do not reflect the effects of any waivers or reimbursements by the Advisor.

The Advisor may reimburse expenses to or waive the management fee of an SSgA money market fund in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that any of the SSgA money market funds will be able to avoid a negative yield.

A discussion of the basis for the Board of Trustees of the SSgA Funds approval of the investment advisory agreement is contained in the SSgA Funds’ Annual Report to shareholders for the fiscal year ended August 31, 2011.

For its services as the Advisor, each fund in this Prospectus pays an annual management fee, calculated daily and paid monthly, that is equal to a certain percentage of its average daily net assets (see the table below). For the year ended August 31, 2011, the effective management fee paid, reflecting certain fee waivers and expense reimbursements, is shown below for each fund.

	Annual Management Fees
	(% of Average Daily Net Assets)
	Management Fee	Management Fee
	Before Waivers	After Waivers
SSgA Fund	or Reimbursements	or Reimbursements[1]

Money Market	0.25%	0.18%
U.S. Government Money Market	0.25%	0.02%
Tax Free Money Market	0.25%	0.00%
Bond Market	0.30%	0.00%
Intermediate	0.30%	0.00%
High Yield Bond	0.30%	0.23%
Disciplined Equity	0.25%	0.00%
Enhanced Small Cap	0.45%	0.00%
Small Cap	0.75%	0.00%
IAM SHARES	0.25%	0.25%
Tuckerman Active REIT	0.65%	0.39% [2]
Directional Core Equity	1.25%	0.00%
Emerging Markets	0.75%	0.74%
International Stock Selection	0.75%	0.57%

[1]	Includes waivers and reimbursements that the fund’s investment advisor is contractually obligated to make as well as any voluntary waivers and reimbursements that may be revised or cancelled at any time without notice.

[2]	The advisor pays the sub-advisor an annual management fee of 0.30% of the fund’s average daily net assets on a monthly basis. This sub-advisory fee is based on half the total management fee paid to the advisor, net of reimbursements.

The Life Solutions Funds will not be charged a fee by the Advisor. However, each Life Solutions Fund, as a shareholder in the underlying funds, will bear its proportionate share of any investment advisory fees and other expenses paid by the underlying funds.

Portfolio Management

Each of the SSgA Funds is managed by a team of investment professionals. SSgA FM uses a team approach to encourage the flow of investment ideas. Each portfolio management team is overseen by the SSgA Investment Committee. The table below shows the investment experience of the portfolio managers for each SSgA Fund (other than the SSgA money market funds). The SSgA Funds’ Statement of Additional Information provides additional information about the portfolio managers’

compensation, other accounts managed, and ownership of securities in the SSgA Funds that they manage.

SSgA Fund	Portfolio Manager(s)	Experience

SSgA Bond Market Fund SSgA Intermediate Fund	Matthew D. Pappas	Investment professional for 15 years, the last 9 years with SSgA FM or its affiliates.

	Catherine Ann Powers, CFA	Investment professional for 28 years, the last year within SSgA FM or its affiliates. She is head of Alpha Strategies, North America.

SSgA High Yield Bond Fund	Jeffrey Megar, CFA	Investment professional for 15 years, the last 4 years with SSgA FM or its affiliates.

	Catherine Ann Powers, CFA	Investment professional for 28 years, the last year within SSgA FM or its affiliates. She is head of Alpha Strategies, North America.

SSgA Small Cap Fund	Anna Lester	Investment professional for 13 years, the last 6 years with SSgA FM or its affiliates.

	Marc Reinganum	Investment professional for 32 years, the last 2 years with SSgA FM or its affiliates.

SSgA Directional Core Equity Fund	J. Lee Montag	Investment professional for 14 years, the last 4 years with SSgA FM or its affiliates.

	Marc Reinganum	Investment professional for 32 years, the last 2 years with SSgA FM or its affiliates.

SSgA Enhanced Small Cap Fund SSgA Disciplined Equity Fund	Scott Conlon, CFA	Investment professional for 13 years, the last 6 years with SSgA FM or its affiliates.

	John O’Connell	Investment professional for 18 years, the last 11 years with SSgA FM or its affiliates.

SSgA IAM SHARES Fund	Karl Schneider	Investment professional for 15 years, the last 15 years with SSgA FM or its affiliates.

	John A. Tucker	Investment professional for 23 years, the last 23 years with SSgA FM or its affiliates. He is head of the U.S. Equity Markets in SSgA’s Global Structured Products Group.

SSgA Tuckerman Active REIT Fund	Amos J. Rogers III	Investment professional for 21 years, the last 8 years with Tuckerman or its affiliates. He leads SSgA’s real estate investment business.

	Sophia Banar	Investment professional for 7 years, the last 7 years with Tuckerman or its affiliates.

SSgA Emerging Markets Fund	Chris Laine	Investment professional for 17 years, the last 4 years with SSgA FM or its affiliates.

SSgA International Stock Selection Fund	Stuart Hall, CFA	Investment professional for 11 years, the last 7 years with SSgA FM or its affiliates.

	Didier Rosenfeld, CFA	Investment professional for 13 years, the last 11 years with SSgA FM or its affiliates. He leads SSgA’s Global Quantitative Active Equity Team.

SSgA Life Solutions Balanced Fund SSgA Life Solutions Growth Fund SSgA Life Solutions Income and Growth Fund	Michael Martel	Investment professional for 19 years, the last 19 years with SSgA FM or its affiliates.

	Daniel Farley, CFA	Investment professional for 19 years, the last 19 years with SSgA FM or its affiliates. He is Global Head of Investments for SSgA’s Multi Asset Class Solutions Team.

SHAREHOLDER INFORMATION

Pricing of Fund Shares

The price of each SSgA Fund share is based on the net asset value (“NAV”) of the fund and the method or methods used to value fund assets as described in the following table. Share prices are determined each day that the New York Stock Exchange is open for regular trading at times also described in the following table.

Time Fund’s Share Price
SSgA Fund	Valuation Method(s) Used	Determined (Eastern time)

SSgA Money Market Fund* SSgA U.S. Government Money Market Fund*	Amortized Cost	5 p.m.

SSgA Tax Free Money Market Fund*	Amortized Cost	Close of the New York Stock Exchange (ordinarily 4 p.m.)

SSgA Bond Funds SSgA Domestic Equity Funds SSgA International Equity Funds	Market value (generally determined at the closing time of the market on which they are traded)	Close of the New York Stock Exchange (ordinarily 4 p.m.)

Fair value (when market quotations are not readily available or subsequent events suggest the market quotation no longer is reliable)

Amortized cost (for debt securities maturing within 60 days)

SSgA Funds of Funds	Published net asset values of underlying funds	Close of the New York Stock Exchange (ordinarily 4 p.m.)

The SSgA Funds and their service providers have a legal obligation to collect from you certain personal information about you at the time you open an account to verify your identity and the source of your payment. If you do not provide this information, you may not be able to open an account with the SSgA Funds. If the SSgA Funds believe that it has uncovered criminal activity, the SSgA Funds and their service providers may close your account and take any action they deem reasonable or required by law. The SSgA Funds reserve the right to reject any purchase order.

Investing in SSgA Fund Shares

This section of the prospectus explains the basics of doing business with the SSgA Funds. Carefully read each topic. The policies set forth below regarding the purchase, redemption and exchange of SSgA Fund shares are in addition to the “Purchase and Sale of Fund Shares” section contained in the “Fund Summary” portion of this Prospectus. The SSgA Funds reserve the right to change the following policies, without notice to shareholders; except that any modification or termination of the exchange privileges set forth herein will be preceded by 60 days’ advance notice to shareholders. Please call or check online for current information.

Purchasing Shares

The SSgA Funds reserve the right, without notice, to increase or decrease the minimum amount required to open or maintain a fund account, or to add to an existing fund account. Investment minimums may differ for certain categories of investors.

Minimum Purchase Amounts

Minimum and Initial Investments. Please see “Fund Summaries-Purchase and Sale of Fund Shares” for the relevant minimum amount of your initial or additional investment in a specific SSgA Fund.

Holdings in Related Accounts. Holdings of related customer accounts may be aggregated for purposes of determining the minimum investment amount. Related customer accounts are accounts registered in the same name and include accounts held by the same investment or retirement plan, financial institution, broker, dealer or intermediary.

How to Initiate a Purchase Request

If you currently do not have an account with the SSgA Funds and you would like to establish a new account, you must submit a New Account Application. To open certain types of accounts, such as IRAs, you will be required to submit an account-specific application. If you intend to add certain

* The SSgA money market funds reserve the right to accept orders to purchase or redeem shares on any day that is not a business day and the Federal Reserve or National Securities Clearing Corporation remains open. These funds also may establish special hours on those days to determine each fund’s NAV.

investor services offered by the SSgA Funds, such as automatic transfers and withdrawals, and check-writing on money market funds, you also will be required to submit a Service Option Form. See Service Options. If you are opening an account through a financial intermediary, such as a bank or broker, the financial intermediary should have the documents that you will need.

Account Applications and Other Documents. You may find many of the forms necessary to open an account online or by calling or writing to the SSgA Funds. See Contacting the SSgA Funds.

Opening Accounts and Purchasing By Telephone. You may call the SSgA Funds to begin the account registration process or request that the account-opening forms be sent to you. You may also call the SSgA Funds to request a purchase of shares. See Contacting the SSgA Funds.

Opening Accounts and Purchasing By Mail. You may send the SSgA Funds your account registration form and check to open a new account. To add to an existing account, you may send your check with a written request. You also may send a written request to the SSgA Funds to make an exchange. For the SSgA Funds’ addresses, see Contacting the SSgA Funds.

Be sure to check Exchanging Shares and Frequent-Trading Limits.

How to Pay for a Purchase

By Wire. Please call the SSgA Funds for instructions and policies on purchasing shares by wire. See Contacting the SSgA Funds. All wires should be in U.S. dollars and immediately available funds.

By Check. You may send a check to make initial or additional purchases to your fund account. (Make your check payable to “SSgA Funds” and include the appropriate fund name and account number (e.g, “SSgA Emerging Markets Fund—a/c #xxx”).])

By Exchange. You may purchase shares of an SSgA Fund, provided the Funds’ minimum investment is met, using the proceeds from the simultaneous redemption of shares of another SSgA Fund of the same class. You may initiate an exchange by telephone, or by mail. See Exchanging Shares.

In-Kind Purchase of SSgA Fund Shares. The SSgA Funds may permit you to purchase SSgA Fund shares through the exchange of other securities that you own. The market value of any securities exchanged, plus any cash, must be at least $25 million. Please contact the SSgA Funds for more information, including additional restrictions. See Contacting the SSgA Funds.

Trade Dates-Purchases

The trade date for any purchase request received in good order will depend on the day and time the SSgA Funds receive your request, the manner in which you are paying, and the type of fund you are purchasing. Your purchase will be executed using the net asset value, or NAV, as calculated on the trade date. Each SSgA Fund’s NAV is calculated only on business days, that is, those days that the New York Stock Exchange (NYSE) is open for regular trading.

For Purchases by Check, Exchange or Wire into all Funds other than SSgA Money Market Funds: If the purchase request is received by the SSgA Funds on a business day before the close of regular trading on the NYSE (ordinarily 4 p.m., Eastern time), the trade date will be the same day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a non-business day, the trade date will be the next business day.

For Purchases by Check, Exchange or Wire Into Money Market Funds: For SSgA Tax Free Money Market Fund, if the purchase request is received by the SSgA Funds on a business day before the close of regular trading on the NYSE (ordinarily 4 p.m., Eastern time), the trade date will be the same day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a non-business day, the trade date will be the next business day.

For SSgA Money Market Fund and SSgA U.S. Government Money Market Fund, if the purchase request is received by the SSgA Funds on a business day before 5 p.m. Eastern time, the trade date will be the same day. If the purchase request is received on a business day after 5 p.m. Eastern time, or on a non-business day, the trade date will be the next business day.

The time on a business day that your purchase order is received may impact your right to receive a dividend declared on such business day, please see Dividends and Distributions—Dividend Policy Upon Purchase below.

If you elect to purchase SSgA money market fund shares by wire, the funds must receive payment by the close of the Federal Reserve (ordinarily 6 p.m. Eastern time).

The SSgA money market funds may elect to accept purchase orders on any day that the NYSE is not open for regular trading but the Federal Reserve or National Securities Clearing Corporation is. On those days, the funds also may adopt special hours of operation and cut-off times for accepting purchase orders. The SSgA money market funds will post advanced notice at www.ssgafunds.com of when the funds will make that election, as well as any special hours and cut-off times.

If your purchase request is not accurate and complete, it may be rejected.

For further information about purchase transactions, consult our website at www.ssgafunds.com or see Contacting the SSgA Funds.

Other Purchase Policies You Should Know

Check Purchases. All checks used to purchase SSgA Fund shares must be drawn on a U.S. bank and in U.S. dollars. The SSgA Funds will not accept any third-party check used for an initial purchase of fund shares, or any check drawn on a credit card account for any purpose.

New Accounts. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, the SSgA Funds reserve the right, without notice, to close your account or take such other steps as we deem reasonable.

Refused or rejected purchase requests. The SSgA Funds reserve the right to stop selling fund shares or to reject any purchase request at any time and without notice, including purchases requested by exchange from another SSgA Fund. This right also includes the right to reject any purchase request because of a history of frequent trading by the investor or because the purchase may negatively affect a fund’s operation or performance.

Large Purchases of SSgA Money Market Funds. If you intend to purchase shares of SSgA Money Market Fund in excess of $25 million, or shares of SSgA U.S. Government Money Market Fund or SSgA Tax Free Money Market Fund in excess of $5 million, you must notify the SSgA Funds at least one business day before the intended purchase date. The SSgA Funds reserve the right to reject purchase orders in the absence of adequate notification of a purchase order in excess of the amounts stated above.

Purchases Through Pension Plans. If you are purchasing SSgA Fund shares through a pension or other participation plan, you should contact your plan administrator for further information on purchases.

Redeeming Shares

By Telephone. You may call the SSgA Funds to request a redemption of shares. See Contacting the SSgA Funds.

By Mail. You may send a written request to the SSgA Funds to redeem from a fund account or to make an exchange. See Contacting the SSgA Funds.

Be sure to check Exchanging Shares and Frequent-Trading Limits.

Trade Date-Redemptions

The trade date for any redemption request received in good order will depend on the day and time the SSgA Funds receive your request and the manner in which you are redeeming.

All SSgA Funds other than the SSgA Money Market Funds. Your redemption will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day).

SSgA Money Market Fund and SSgA U.S. Government Money Market Fund. Redemption requests must be received prior to 5 p.m. Eastern time. The shares will be redeemed using that day’s NAV, and the proceeds ordinarily will be wired the same day according to pre-designated instructions. On Federal Reserve holidays, redemption proceeds ordinarily will be sent the next business day. On days on which the Bond Market Association recommends an early or complete closure of the bond markets, redemption proceeds may be sent the next business day.

SSgA Tax Fee Money Market Fund. Redemption requests must be received prior to 12 noon Eastern time for redemptions to be processed using that day’s NAV and the proceeds ordinarily will be wired the same day. Redemption instructions received after 12 noon and before the close of the NYSE (ordinarily 4 p.m. Eastern time) will receive that day’s closing price and the proceeds ordinarily wired the following business day.

The time on a business day that your redemption order is received may impact your right to receive a dividend declared on such business day, please see Dividends and Distributions—Dividend Payment Policy Upon Redemption below.

How to Receive Redemption Proceeds

By Electronic Bank Transfer. You may have the proceeds of a fund redemption sent directly to a designated bank account. To establish the electronic bank transfer option on an account, you must designate a bank account by completing a special form or filling out the appropriate section of your account registration form. After the option is set up on your account, you can redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal Plan) or from time to time. Your redemption request can be initiated by telephone, or by mail.

By Wire. When redeeming shares of an SSgA Fund, you may instruct the SSgA Funds to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Shares will be redeemed from the account on the day that the redemption instructions are received and the proceeds wire will normally be sent the next day, but may take up to seven business days. The wire redemption option is not automatic; you must designate a bank account by completing a special form or filling out the appropriate section of your account registration form. The SSgA Funds typically do not charge you a fee for wiring redemption proceeds, although it reserves the right to do so. Your bank may charge a fee for receiving a wire. You are encouraged to check with your bank before initiating any transaction.

By Exchange. You may have the proceeds of an SSgA Fund redemption invested directly into shares of another SSgA Fund of the same class. You may initiate an exchange by telephone, or by mail.

By Check. You may have the proceeds of an SSgA Funds redemption paid by check and sent to the address shown on the SSgA Funds registration record. The SSgA Funds will mail you a redemption check, generally payable to all registered account owners, normally by the next business day of your trade date.

Check Writing Service (SSgA money market funds only). If you have authorized the check writing feature on the application and have completed the signature card, you may redeem shares of your account by check, provided that the appropriate signatures are on the check. The minimum check amount is $500. There is a charge of $5 the first time you order checks for the SSgA money market funds. You may write an unlimited number of checks provided that the account minimum of $1,000 per SSgA money market fund is maintained.

Other Redemption Policies that You Should Know

Redemptions within 15 Days of Purchase. If you purchased SSgA Fund shares by check or an automatic investment program and you elect to redeem shares within 15 days of the purchase, you may experience delays in receiving redemption proceeds. In this case, the SSgA Funds generally will postpone sending redemption proceeds until it can verify that the check or automatic investment program investment has been collected, but in no event will this delay exceed 15 days. There will be no such delay for redemptions following purchases paid by federal funds wire or by bank cashier’s check, certified check or treasurer’s check.

Address Changes. If your address of record has been changed within 60 days of the redemption request, the request must be in writing and bear a medallion guarantee.

Significant/Unusual Economic or Market Activity. During periods of significant or unusual economic or market activity, you may encounter delays attempting to give instructions by phone.

Minimum Account Size. The minimum account size for a shareholder of any SSgA Fund offered in this Prospectus is $500. You will receive 60 days’ notice that your account will be closed unless an investment is made to increase the account balance to the required minimum. Failure to bring your account balance to the required minimum may result in the fund closing your account at the NAV next determined on the day the account is closed, and mailing the proceeds to you at the address shown on the fund’s records.

In-Kind Redemptions. The SSgA Funds may pay any portion of the amount of the redemption proceeds in excess of $15 million by a distribution in kind of readily marketable securities from the portfolio of the SSgA Fund in lieu of cash. You will incur brokerage charges and may incur other fees on the sale of these portfolio securities. In addition, you will be subject to the market risks associated with such securities until such time as you choose to dispose of the security.

Large Redemptions. Requests for redemptions over $50,000 must be in writing and bear a medallion guarantee.

Suspension of Shareholder Redemptions. The SSgA Funds reserve the right to suspend the right of shareholder redemption or postpone the date of payment for more than 7 days to the extent permitted by law.

Exchanging Shares

An exchange occurs when you use the proceeds from the redemption of shares of one SSgA Fund to simultaneously purchase shares of a different SSgA Fund. The account holding the original shares must be registered in the same name as the account holding the new shares received in the exchange. You may make exchange requests by telephone, or by mail. See Purchasing Shares and Redeeming Shares. Each exchange request must be for shares of an SSgA Fund and meet the Funds minimum investment amount for a new account or with a value of $100 or more for existing accounts. To exchange into an SSgA Fund you must otherwise be eligible to purchase shares of the fund into which you are exchanging.

If the NYSE is open for trading (generally until 4 p.m. Eastern time, on a business day) at the time an exchange request is received in good order, the trade date generally will be the same day. Please note that the SSgA Funds reserve the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason; provided, that shareholders will be provided 60 days’ advance notice of any modification or termination of the exchange privilege.

Frequent-Trading Limits

Frequent, short-term trading, abusive trading practices and market timing (together, “Excessive Trading”), often in response to short-term fluctuations in the market, are not knowingly permitted by the SSgA Funds. Excessive Trading into and out of an SSgA Fund may harm the fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all fund shareholders, including long-term investors who do not generate such costs.

The Board of Trustees of the SSgA Funds has adopted a “Market Timing/Excessive Trading Policy” (the “Policy”) to discourage Excessive Trading. Under the Policy, the SSgA Funds reserve the right to reject any exchanges or purchase orders or to suspend redemptions by any shareholder engaging in Excessive Trading activities.

As a means to protect the funds and their shareholders from Excessive Trading:

The SSgA Funds’ transfer agent compiles, monitors and reports account-level information on underlying shareholder activity using two proprietary systems, which are implemented on a risk-based approach designed to identify trading that could adversely impact the SSgA Funds;

The SSgA Funds’ distributor has obtained information from each financial intermediary holding shares in an omnibus account with the SSgA Funds regarding whether the intermediary has adopted and maintains procedures that are reasonably designed to protect the funds against harmful short-term trading; and

With respect to SSgA Funds that invest in securities that trade on foreign markets, pursuant to the SSgA Funds’ fair valuation procedures, pricing adjustments may be made based on information received from a third-party, multi-factor fair valuation pricing service.

Under the Policy, Excessive Trading includes certain “Round Trip” transactions (a purchase or exchange and redemption or exchange within the same SSgA Fund, excluding the SSgA money market funds), and uses the following notification process:

If the SSgA Funds discover that an investor or a client of an intermediary has engaged in Excessive Trading, the SSgA

Fund’s distributor may send a notice to the account owner or intermediary informing them that the account issued a warning and future Excessive Trading may result in further action including suspension or termination of the account;

If the same account engages in another Round Trip following the issuance of a warning, the SSgA Funds’ distributor will instruct SSgA Funds’ transfer agent or intermediary to stop all future purchases on the account for a period of 90 days which will prevent the account from effecting further purchases of the SSgA Fund;

At the end of 90 days from the date the Stop Purchase instruction was placed on the account, the Stop Purchase instruction will be removed and the account will be eligible to accept additional purchases; and

If, after the Stop Purchase instruction has been removed, the account continues to engage in Excessive Trading, the SSgA Funds’ distributor will take appropriate action, which may include issuing additional alert notices, placing further Stop Trading instruction(s) on the account or directing immediate account closure.

Notwithstanding the foregoing notification process, the SSgA Funds may take any reasonable action that they deem necessary or appropriate in support of the SSgA Funds’ Policy without providing prior notification to the account holder. Such action may include rejecting any purchase, in whole or in part, including, without limitation, by a person whose trading activity in fund shares may be deemed harmful to the SSgA Funds. While the SSgA Funds attempt to discourage Excessive Trading, there can be no guarantee that it will be able to identify investors who are engaging in Excessive Trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The SSgA Funds recognize that it may not always be able to detect or prevent Excessive Trading or other activity that may disadvantage the funds or its shareholders.

An SSgA Fund shareholder’s right to purchase shares through an automatic investment plan or redeem shares in full (or in part through a systematic withdrawal plan) are unaffected by these restrictions.

Service Options

Dividend Option. You may set up your SSgA Fund account to reinvest any dividend or capital gains distribution that you receive as a fund shareholder into the same or a different SSgA Fund, or have any dividend or capital gain paid by check, by wire or by check to a special payee.

Automatic Withdrawal Plan-By Check. If your account balance is over $10,000, you may request periodic cash withdrawals automatically be paid to you or any person you designate. No interest will accrue on the amounts represented by the uncashed distributions or redemption checks.

Automatic Withdrawal Plan-By Bank Transfer. You may make automatic withdrawals of $100 or more by completing the appropriate sections of the application. This option allows you to designate future withdrawal dates and amounts as long as your account balance is over $10,000. Proceeds from such withdrawals will be transmitted to the investor’s bank two business days after the trade is placed or executed automatically.

Telephone Redemptions and Exchanges. You may set up your SSgA Fund account so that if you request over the telephone to redeem SSgA Fund shares, the redemption proceeds will automatically be wired to a designated bank account. You also may set up your account to permit the SSgA Funds to act on your telephonic instructions to exchange SSgA Funds shares or to establish a systematic exchange plan. You may choose the date, the frequency (monthly, quarterly or annually) of systematic exchanges of your shares in one SSgA Fund to another SSgA Fund.

Automatic Investment Plan. Once the initial investment has been accepted, you may make subsequent investments of $100 or more monthly, quarterly or annually by direct deposit by debiting your bank checking account. Once this option has been established, you may call the SSgA Funds to make additional automatic purchases, to change the amount of the existing automatic purchase, or to stop it.

Check-writing Service (the SSgA money market funds only). If you have authorized the check writing feature on the application and have completed the signature card, you may redeem shares in your account by check, provided that the appropriate signatures are on the check. The minimum check amount is $500. There is an initial service charge of $5 for the SSgA money market fund to establish this feature, and you may write an unlimited number of checks provided that the account minimum of $1,000 per SSgA money market fund is maintained.

Account Transfers

To effect a change in account registration (for example, to add a new joint owner), a shareholder of an SSgA Fund may request to open a new account in the same SSgA Fund (referred to as a “transfer”). To effect a transfer, the SSgA Funds require a completed and signed new account application, including all necessary additional documents required by the form, and a letter of instruction. The letter of instruction must include the name of the SSgA Fund and the original account number, and must be signed by all registered owners of the original account and include a medallion guarantee.

Responsibility for Fraud

The SSgA Funds will not be responsible for any account losses because of fraud if we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private, and immediately review any account statements that we provide to you. It is important that you contact the SSgA Funds immediately about any transactions or changes to your account that you believe to be unauthorized.

Investing in the SSgA Funds Through a Financial Intermediary

You may purchase or sell shares of most of the SSgA Funds through a financial intermediary, such as a bank, broker, or investment advisor. Please consult your financial intermediary to determine which, if any, shares are available through that firm and to learn about other rules that may apply.

Right to Change Policies

In addition to the rights expressly stated elsewhere in this prospectus, the SSgA Funds reserve the right, without notice, to:

•	Alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, service, or privilege at any time;

•	Accept initial purchases by telephone;

•	Freeze any account and/or suspend account services if the SSgA Funds has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners, or if we reasonably believe a fraudulent transaction may occur or has occurred;

•	Temporarily freeze any account and/or suspend account services upon initial notification to the SSgA Funds of the death of the shareholder until the SSgA Funds receive required documentation in good order;

•	Alter, impose, discontinue, or waive any redemption fee, account service fee, or other fees charged to a group of shareholders; and

•	Redeem an account or suspend account privileges, without the owner’s permission to do so, in cases of threatening conduct or activity the SSgA Funds believe to be suspicious, fraudulent, or illegal.

Changes may affect any or all investors. These actions will be taken when, at the sole discretion of the SSgA FM management, we reasonably believe they are deemed to be in the best interest of the SSgA Fund.

Dividends and Distributions

Each SSgA Fund intends to declare and pay dividends as noted in the following table:

Dividends
SSgA Fund	Declared	Dividends Paid

SSgA Money Market Funds	Daily	Last business day of each month

SSgA Bond Market Fund	Monthly	Monthly

SSgA Intermediate Fund SSgA High Yield Bond Fund SSgA Tuckerman Active REIT Fund SSgA IAM SHARES Fund	Quarterly	Quarterly

SSgA Disciplined Equity Fund All other SSgA Funds	Annually	Annually

Capital gains, if any, are usually distributed in October. Excess dividends and capital gains, if any, generally are distributed in December.

When an SSgA Fund (other than an SSgA money market fund) pays a dividend or capital gains, the NAV per share is reduced by the amount of the payment. Income dividends and capital gains distributions will be paid in additional shares on the record date unless you have elected to receive them in cash.

Distribution Options. You can choose from four different distribution options as indicated on the application:

•	Reinvestment Option—Dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on the application, this option will be automatically assigned.

•	Income-Earned Option—Capital gain distributions will be automatically reinvested, but a check, direct deposit or wire will be sent for each dividend distribution.

•	Cash Option—A check, wire or direct deposit will be sent for each dividend and capital gain distribution.

•	Direct Dividends Option—Dividends and capital gain distributions will be automatically invested in another identically registered SSgA Fund.

Dividend Policy Upon Purchase.

All SSgA Funds (except SSgA money market funds). Purchases made by check, Federal Wire or exchange from an existing SSgA Fund will earn dividends if they are invested in the fund prior to the record date of the dividend or capital gain.

SSgA Money Market Fund and SSgA U.S. Government Money Market Fund: Purchase orders in good form accepted by the fund’s transfer agent and payments received by 5 p.m. Eastern time will earn the dividend on the date of purchase. All other purchases (including by check or ACH) will earn dividends on the business day after the payment has been received.

SSgA Tax Free Money Market Fund: Purchase orders in good form received by the fund’s transfer agent and payment received by the close of the Federal Reserve:

•	By 12 p.m. Eastern time will earn the dividend declared on the date of purchase; and

•	After 12 p.m. Eastern time but before the close of the New York Stock Exchange will earn the dividend declared on the next business date of purchase.

Dividend Payment Policy Upon Redemption. All written requests and redemption proceeds that are sent by check or ACH (versus wire) will receive that day’s dividend.

SSgA Money Market Fund and SSgA U.S. Government Money Market Fund: Dividends will not be paid on shares on the date of redemption if the proceeds are sent the same day by wire. Dividends will be paid on shares on the date of redemption if the proceeds are sent by any other form (including check or ACH).

SSgA Tax Free Money Market Fund: No dividends will be paid on shares redeemed if the redemption request is received by the Transfer Agent by 12 p.m. Eastern time and the proceeds are sent by wire. Redemptions that are received after 12 p.m. Eastern time but before the close of the New York Stock Exchange will earn the dividends for that trade date.

Taxes

The tax discussion in this Prospectus is only a summary of certain U.S. federal income tax issues generally affecting the SSgA Funds and their shareholders. The following assumes any fund shares will be capital assets in the hands of a shareholder. Circumstances among investors may vary, so you are encouraged to discuss investment in the SSgA Funds with your tax advisor.

This document does not address considerations applicable to foreign shareholders. Foreign shareholders should consult their own tax advisors as to if and how U.S. federal income taxes and U.S. federal withholding requirements apply to them.

For mutual funds generally, dividends from net investment income (other than qualified dividend income, as described below) and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. For each SSgA Fund that invests primarily in debt instruments, including money market funds, the fund expects that distributions will consist primarily of ordinary income.

Under current U.S. federal income tax law (in effect for taxable years beginning on or before December 31, 2012), distributions of earnings from qualifying dividends received by any SSgA Funds from domestic corporations and qualified foreign corporations will be taxable to non-corporate shareholders at the same rate as long-term capital gains, which is currently 15%, instead of at the ordinary income rate, provided certain requirements are satisfied. For each SSgA Fund that invests primarily in debt instruments, including money market funds, the fund does not expect a significant portion of fund distributions to be derived from qualified dividend income.

Distributions, whether received as cash or reinvested in additional shares, may be subject to federal income taxes. Dividends and distributions may also be subject to state or local taxes. Depending on the tax rules in the state in which you live, a portion of the dividends paid by the fund attributable to direct obligations of the U.S. Treasury and certain agencies may be exempt from state and local taxes.

Selling or exchanging your fund shares is a taxable event and may result in capital gain or loss. A capital gain or capital loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds. Any capital loss incurred on the sale or exchange of fund shares held for six months or less will be treated as a long-term loss to the extent of long-term capital gain dividends received with respect to such shares. Additionally, any loss realized on a sale, redemption or exchange of shares of a fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with substantially identical shares within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions. The wash sale rules are not applicable with respect to money market fund shares.

You will be notified after each calendar year of the amount of income, dividends and net capital gains distributed. You will also be advised of the percentage of the dividends from the fund, if any, that are exempt from federal income tax and the portion, if any, of those dividends that is a tax preference item for purposes of the alternative minimum tax. If you purchase shares of the SSgA Funds through a financial intermediary, that entity will provide this information to you.

Each fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the fund’s failure to qualify as a regulated investment company would result in fund level taxation and therefore, a reduction in income available for distribution.

Each fund is required to withhold a legally determined portion, currently 28%, of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the fund with the shareholder’s correct taxpayer identification number and certification that the shareholder is not subject to backup withholding in the manner prescribed by the Code and the Treasury Regulations thereunder (as on a Form W-9). This is not an additional tax but can be credited against your tax liability. Shareholders that invest in a fund through a tax-deferred account, such as a qualified retirement plan, generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investing through such an account.

With respect to the money market funds, no capital gain or loss for a shareholder is anticipated because those funds seek to maintain a stable share price of $1.00. With that exception, if you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution, which will also reduce the share price of the fund.

With respect to SSgA Tax Free Money Market Fund, distributions by the fund that are designated as “exempt-interest dividends” generally may be excluded from a shareholder’s gross income for federal income tax purposes. However, such income may still be subject to state or local taxation. The fund intends to distribute tax-exempt income. Distributions not designated by the fund as “exempt-interest dividends” generally will be taxable to shareholders as described above.

SSgA Tax Free Money Market Fund also may purchase certain private activity securities whose interest is subject to the federal alternative minimum tax for individuals. If the fund purchases such securities, investors who are subject to the alternative minimum tax will be required to report a portion of the fund’s dividends as a tax preference item in determining their federal income tax.

Foreign Income Taxes. Investment income received by the SSgA Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source. The U.S. has entered into tax treaties with many foreign countries which would entitle the SSgA Funds to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a fund in advance since the amount of the assets to be invested within various countries is not known.

If more than 50% in value of a fund’s total assets at the close of any taxable year consists of securities of foreign corporations, the SSgA Funds may file an election with the Internal Revenue Service (the “Foreign Election”) that may permit you to take a credit (or a deduction) for foreign income taxes paid by the funds. Such a fund may be subject to certain holding period requirements with respect to securities held to take advantage of this credit. If the Foreign Election is made by a fund, you would be required to include in your gross income both dividends received from the fund and your share of foreign income taxes paid by the fund. Provided certain requirements are satisfied, you would be entitled to treat the foreign income taxes paid by the funds as a credit against your U.S. federal income taxes, subject to the limitations set forth in the Internal Revenue Code with respect to the foreign tax credit generally. Alternatively, you could treat the foreign income taxes withheld as an itemized deduction from adjusted gross income in computing taxable income rather than as a tax credit. It is anticipated that certain SSgA Funds will qualify to make the Foreign Election; however, such funds cannot be certain that they will be eligible to make such an election or that you will be eligible for the foreign tax credit.

Cost Basis Reporting. Effective January 1, 2012, Department of the Treasury regulations mandate cost basis reporting to shareholders and the IRS for redemptions of Fund shares acquired on or after January 1, 2012 (“Post Effective Date Shares”). If you acquire and hold shares directly through the Funds and not through a Financial Intermediary, BFDS will use a default average cost basis methodology for tracking and reporting your cost basis on Post Effective Date Shares, unless you request, in writing, another cost basis reporting methodology. Information regarding the methods available for cost-basis reporting are included in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

Distribution Plan. The SSgA Funds have adopted a distribution plan (commonly known as a “12b-1 Plan”), under which each SSgA Fund may pay distribution and other fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of fund assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Payments under the plan to the SSgA Funds’ distributor by an SSgA Fund are not permitted to exceed .25% of the fund’s average annual net assets. Payments to financial intermediaries providing shareholder services to the SSgA Funds are not permitted by the distribution plan to exceed .20% of average annual net assets. Any payments that are required to be made to the SSgA Funds’ distributor or a financial intermediary that cannot be made because of the .25% limitation may be carried forward and paid in the following two fiscal years so long as the distribution plan is in effect. The SSgA Funds are offered without imposition of a front-end sales load or contingent deferred sales load. Long-term shareholders of an SSgA Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority.

Additional Compensation to Financial Intermediaries. SSgA FM or the SSgA Funds’ distributor, or one of their affiliates, out of its own resources and without additional cost to the SSgA Funds or their shareholders, may make additional cash payments, as described below, to financial intermediaries who sell shares of the SSgA Funds. Such payments and compensation may be in addition to the fees paid by the SSgA Funds in accordance with the distribution plan. These additional cash payments generally are made monthly to financial intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to financial intermediaries for inclusion of an SSgA Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the financial intermediary provides shareholder services to fund shareholders. Additional cash payments to financial intermediaries will vary. For more information regarding these arrangements, please see “Distribution and Shareholder Servicing” in the Statement of Additional Information.

From time to time, SSgA FM or the SSgA Funds’ distributor, or one of their affiliates, also may pay non-cash compensation to the sales representatives of financial intermediaries. Examples of such compensation include the following: ordinary and usual gratuities, tickets and other business entertainment; and/or sponsorship of regional or national events of financial intermediaries. The cost of all or a portion of such non-cash compensation may be borne indirectly by the SSgA Funds as expense reimbursement payments to the SSgA Funds’ distributor under the distribution plan.

Third-Party Transactions. The SSgA Funds have authorized certain financial intermediaries to accept purchase, redemption and exchange orders on the SSgA Funds’ behalf. The financial intermediary is responsible for the timely delivery of any order to the SSgA Funds. Therefore, orders received for an SSgA Fund by a financial intermediary that has been authorized to accept orders on the fund’s behalf (or other intermediaries designated by the intermediary) prior to the time the fund’s share price is determined will be deemed accepted by the fund the same day and will be executed at that day’s closing share price. The SSgA Funds are not responsible for the failure of a financial intermediary to process a transaction for an investor in a timely manner.

If you are purchasing, selling, exchanging or holding SSgA Fund shares through a program of services offered by a financial intermediary, you may be required by the intermediary to pay additional fees. You should contact the intermediary for information concerning what additional fees, if any, may be charged.

FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand each SSgA Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single SSgA Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in an SSgA Fund (assuming reinvestment of all dividends and distributions). The financial highlights were audited by Deloitte & Touche LLP, whose reports, along with the SSgA Funds’ financial statements, are included in the annual reports, which are available upon request by calling State Street Global Markets LLC at (800) 647-7327 or on the SSgA Funds’ website at www.ssgafunds.com.

For a Share Outstanding Throughout Each Period.

	$	$	$		$	$
	Net Asset Value,	Net	Net Realized		Total from	Distributions
	Beginning of	Investment	and Unrealized		Investment	from Net
	Period	Income (Loss)(a)	Gain (Loss)		Operations	Investment Income
Money Market Fund

August 31, 2011	1.0000	.0001	—	(b)	.0001	(.0001)
August 31, 2010	1.0000	.0002	—	(b)	.0002	(.0002)
August 31, 2009	1.0000	.0080	.0006		.0086	(.0084)
August 31, 2008	1.0000	.0339	.0004		.0343	(.0343)
August 31, 2007	1.0000	.0497	—		.0497	(.0497)

U.S. Government Money Market Fund

August 31, 2011	1.0000	—	—		—	—
August 31, 2010	1.0000	— (b)	—		— (b)	— (b)
August 31, 2009	1.0000	.0028	.0012		.0040	(.0040)
August 31, 2008	1.0000	.0308	—		.0308	(.0308)
August 31, 2007	1.0000	.0489	—		.0489	(.0489)

Tax Free Money Market Fund

August 31, 2011	1.0000	—	—		—	—
August 31, 2010	1.0000	—	—	(b)	— (b)	—
August 31, 2009	1.0000	.0137	(.0036)		.0101	(.0101)
August 31, 2008	1.0000	.0250	(.0017)		.0233	(.0233)
August 31, 2007	1.0000	.0310	—	(b)	.0310	(.0310)

(a)	Average daily shares outstanding were used for this calculation.
(b)	Less than $.0001 per share.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005% per share.
(d)	Includes expenses related to the U.S. Treasury Guarantee Program.
(e)	Less than .005% of average net assets.

					%	%	%
$		$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Distributions	$	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income
from Net	Total	End of	Total	End of Period	Net Assets,	Net Assets,	to Average
Realized Gain	Distributions	Period	Return	(000)	Net(c)	Gross	Net Assets(c)

—	(.0001)	1.0000	.01	6,635,185	.31	.38	.01
—	(.0002)	1.0000	.02	7,019,663	.32	.39	.02
(.0002)	(.0086)	1.0000	.86	8,599,276	.41 (d)	.41	.80
—	(.0343)	1.0000	3.48	7,407,992	.39	.39	3.39
—	(.0497)	1.0000	5.08	7,774,602	.40	.42	4.97

—	—	1.0000	—	4,469,541	.16	.39	—
—	— (b)	1.0000	—	3,491,968	.20	.37	— (e)
—	(.0040)	1.0000	.40	4,308,697	.35	.38	.28
—	(.0308)	1.0000	3.12	2,148,495	.37	.37	3.04
—	(.0489)	1.0000	5.00	1,607,878	.42	.42	4.89

—	—	1.0000	—	71,973	.20	.69	—
—	—	1.0000	—	105,569	.24	.59	—
—	(.0101)	1.0000	1.01	96,563	.53 (d)	.55	1.36
—	(.0233)	1.0000	2.35	342,319	.46	.46	2.49
—	(.0310)	1.0000	3.14	463,266	.52	.53	3.09

	$	$	$		$	$	$
	Net Asset Value,	Net	Net Realized		Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized		Investment	from Net	from Net
	Period	Income (Loss)(a)	Gain (Loss)		Operations	Investment Income	Realized Gain
Bond Market Fund

Institutional Class
August 31, 2011	8.86	.31	.12		.43	(.31)	—
August 31, 2010	8.39	.33	.47		.80	(.33)	—
August 31, 2009	8.17	.35	.23		.58	(.36)	—
August 31, 2008	9.14	.44	(.99)		(.55)	(.42)	—
August 31, 2007	9.78	.49	(.63)		(.14)	(.50)	— (b)

Intermediate Fund

August 31, 2011	9.00	.21	.16		.37	(.21)	—
August 31, 2010	8.59	.24	.41		.65	(.24)	—
August 31, 2009	8.34	.26	.26		.52	(.27)	—
August 31, 2008	9.00	.38	(.64)		(.26)	(.40)	—
August 31, 2007	9.62	.47	(.63)		(.16)	(.46)	—

High Yield Bond Fund

August 31, 2011	7.84	.58	.06		.64	(.58)	—
August 31, 2010	7.12	.73	.74		1.47	(.75)	—
August 31, 2009	7.60	.64	(.48)		.16	(.64)	—
August 31, 2008	8.27	.61	(.68)		(.07)	(.60)	—
August 31, 2007	8.31	.60	(.04	)(d)	.56	(.60)	—

Disciplined Equity Fund

August 31, 2011	7.79	.14	1.42		1.56	(.15)	—
August 31, 2010	7.72	.11	.07		.18	(.11)	—
August 31, 2009	9.99	.17	(2.25)		(2.08)	(.19)	—
August 31, 2008	11.83	.19	(1.85)		(1.66)	(.18)	—
August 31, 2007	10.38	.16	1.46		1.62	(.17)	—

Small Cap Fund

Institutional Class
August 31, 2011	15.80	(.05)	5.14		5.09	—	—
August 31, 2010	15.31	(.02)	.51		.49	—	—
August 31, 2009	22.14	(.06)	(6.77)		(6.83)	—	—
August 31, 2008	30.06	(.08)	(4.75)		(4.83)	(.03)	(3.06)
August 31, 2007	29.32	.03	2.24		2.27	—	(1.53)

(a)	Average daily shares outstanding were used for this calculation.
(b)	Less than $.005 per share.
(c)	May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangement had an impact of less than .005% per share.
(d)	Includes redemption fees less than $.005 per share.

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
$	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
Total	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Distributions	Period	Return	(000)	Net(c)	Gross	Net Assets(c)	Turnover Rate

(.31)	8.98	5.00	43,483	.50	1.08	3.51	447
(.33)	8.86	9.79	45,903	.50	1.08	3.89	502
(.36)	8.39	7.39	41,151	.50	1.08	4.41	408
(.42)	8.17	(6.14)	52,456	.50	.78	4.96	287
(.50)	9.14	(1.64)	276,017	.50	.61	4.93	368

(.21)	9.16	4.15	38,596	.60	1.13	2.30	533
(.24)	9.00	7.75	38,628	.60	1.15	2.78	538
(.27)	8.59	6.42	41,308	.60	1.84	3.19	414
(.40)	8.34	(2.94)	38,497	.60	1.06	4.42	330
(.46)	9.00	(1.78)	53,499	.60	.87	4.73	511

(.58)	7.90	8.16	78,626	.75	.83	7.02	294
(.75)	7.84	21.46	51,398	.75	1.01	9.43	294
(.64)	7.12	3.65	51,856	.75	1.06	10.20	289
(.60)	7.60	(.87)	50,365	.75	1.02	7.66	106
(.60)	8.27	6.85	33,919	.75	.99	7.01	95

(.15)	9.20	20.08	6,664	.65	3.12	1.47	64
(.11)	7.79	2.26	6,871	.82	.89	1.29	83
(.19)	7.72	(20.56)	98,794	.63	.63	2.47	118
(.18)	9.99	(14.13)	150,365	.51	.51	1.69	70
(.17)	11.83	15.66	248,028	.45	.45	1.38	53

—	20.89	32.22	9,115	1.25	3.38	(.24)	179
—	15.80	3.20	8,562	1.53	3.36	(.10)	240
—	15.31	(30.85)	10,906	1.81	2.70	(.39)	235
(3.09)	22.14	(17.93)	25,927	1.38	1.38	(.35)	159
(1.53)	30.06	7.70	105,292	1.11	1.11	.08	125

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)	Gain (Loss)	Operations	Investment Income	Realized Gain
Tuckerman Active REIT Fund

August 31, 2011	9.49	.14	1.60	1.74	(.16)	—
August 31, 2010	7.48	.21	2.06	2.27	(.26)	—
August 31, 2009	14.00	.28	(5.80)	(5.52)	(.27)	(.73)
August 31, 2008	19.58	.26	(1.31)	(1.05)	(.24)	(4.29)
August 31, 2007	20.55	.19	.50	.69	(.27)	(1.39)

IAM SHARES Fund

August 31, 2011	8.07	.15	1.30	1.45	(.15)	—
August 31, 2010	7.88	.14	.18	.32	(.13)	—
August 31, 2009	9.89	.17	(1.99)	(1.82)	(.19)	—
August 31, 2008	11.37	.19	(1.49)	(1.30)	(.18)	—
August 31, 2007	9.98	.17	1.39	1.56	(.17)	—

Enhanced Small Cap Fund

August 31, 2011	7.95	.07	2.17	2.24	(.05)	—
August 31, 2010	7.42	.05	.54	.59	(.06)	—
August 31, 2009	10.01	.06	(2.56)	(2.50)	(.09)	—
August 31, 2008	11.79	.08	(1.38)	(1.30)	(.06)	(.42)
August 31, 2007	11.72	.10	.77	.87	(.04)	(.76)

Directional Core Equity Fund

August 31, 2011	8.91	(.04)	1.29	1.25	—	—
August 31, 2010	9.15	(.04)	(.20)	(.24)	—	—
August 31, 2009	10.14	(.04)	(.75)	(.79)	(.20)	—
August 31, 2008	12.09	.09	(1.90)	(1.81)	(.14)	—
August 31, 2007	11.54	.20	.56	.76	(.09)	(.12)

(a)	Average daily shares outstanding were used for this calculation.
(b)	The annualized net expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the Advisor.
(c)	May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005% per share.

				%		%	%
	$		$	Ratio of Expenses		Ratio of Expenses	Ratio of Net
$	Net Asset Value,	%	Net Assets,	to Average		to Average	Investment Income	%
Total	End of	Total	End of Period	Net Assets,		Net Assets,	to Average	Portfolio
Distributions	Period	Return	(000)	Net(c)		Gross	Net Assets(c)	Turnover Rate

(.16)	11.07	18.41	58,135	1.00		1.26	1.29	12
(.26)	9.49	30.77	59,738	1.00		1.31	2.46	36
(1.00)	7.48	(39.82)	75,511	1.00		1.29	3.88	55
(4.53)	14.00	(6.47)	158,284	1.00		1.10	1.73	35
(1.66)	19.58	2.98	136,286	1.00		1.06	.89	32

(.15)	9.37	17.99	152,343	.48		.48	1.54	—
(.13)	8.07	4.01	128,928	.53		.53	1.62	2
(.19)	7.88	(18.15)	123,953	.54		.54	2.39	5
(.18)	9.89	(11.52)	199,951	.46		.46	1.80	2
(.17)	11.37	15.74	229,937	.45		.45	1.56	6

(.05)	10.14	28.19	27,311	.75		1.44	.69	57
(.06)	7.95	8.01	26,130	.75		1.58	.62	77
(.09)	7.42	(24.91)	27,314	.75		1.48	.85	101
(.48)	10.01	(11.54)	41,988	.75		1.09	.78	93
(.80)	11.79	7.49	42,724	.75		1.15	.81	49

—	10.16	14.03	2,065	1.88	(b)	7.12	(.36)	141
—	8.91	(2.62)	3,773	1.94	(b)	5.53	(.47)	197
(.20)	9.15	(7.63)	5,175	1.85	(b)	4.39	(.52)	185
(.14)	10.14	(15.10)	9,849	1.86	(b)	2.74	.79	114
(.21)	12.09	6.65	41,815	1.72	(b)	2.16	1.59	185

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total	Distributions	Distributions	$
	Beginning of	Investment	and Unrealized	from Investment	from Net	from Net	Total
	Period	Income (Loss)(a)	Gain (Loss)	Operations	Investment Income	Realized Gain	Distributions
Emerging Markets Fund

Institutional Class
August 31, 2011	19.20	.29	1.70	1.99	(.38)	—	(.38)
August 31, 2010	16.61	.17	2.81	2.98	(.39)	—	(.39)
August 31, 2009	22.72	.27	(4.71)	(4.44)	—	(1.67)	(1.67)
August 31, 2008	28.86	.40	(3.59)	(3.19)	(.92)	(2.03)	(2.95)
August 31, 2007	21.18	.33	8.79	9.12	(.33)	(1.11)	(1.44)

International Stock Selection Fund

Institutional Class
August 31, 2011	8.81	.23	.46	0.69	(.26)	—	(.26)
August 31, 2010	9.24	.18	(.33)	(0.15)	(.28)	—	(.28)
August 31, 2009	11.79	.24	(2.57)	(2.33)	(.22)	—	(.22)
August 31, 2008	14.71	.27	(2.52)	(2.25)	(.33)	(.34)	(.67)
August 31, 2007	12.88	.33	2.05	2.38	(.19)	(.36)	(.55)

(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.
(c)	Less than $.005 per share.

$				%	%	%
Redemption Fees	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
added to	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
Additional	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Paid-in Capital	Period	Return	(000)	Net(b)	Gross	Nest Assets(b)	Turnover Rate

—	20.81	10.25	1,451,810	1.25	1.26	1.29	50
—	19.20	17.98	1,328,720	1.24	1.24	.87	63
—	16.61	(16.50)	1,453,575	1.20	1.21	1.99	61
—	22.72	(13.53)	1,949,537	1.24	1.25	1.39	42
— (c)	28.86	45.69	2,582,843	1.25	1.27	1.35	39

—	9.24	7.61	766,126	1.00	1.19	2.27	77
—	8.81	(1.85)	1,055,967	1.00	1.17	1.95	83
—	9.24	(19.46)	1,525,020	1.00	1.16	3.04	122
—	11.79	(16.20)	1,823,516	1.00	1.19	1.94	75
— (c)	14.71	19.07	3,168,823	1.00	1.18	2.29	54

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total	Distributions	Distributions
	Beginning of	Investment	and Unrealized	from Investment	from Net	from Net
	Period	Income (Loss)(a)(b)	Gain (Loss)	Operations	Investment Income	Realized Gain
Life Solutions Balanced Fund

Institutional Class
August 31, 2011	10.47	.25	1.05	1.30	(.26)	—
August 31, 2010	10.30	.23	.15	.38	(.21)	—
August 31, 2009	11.52	.22	(1.15)	(.93)	(.29)	—
August 31, 2008	13.18	.53	(1.64)	(1.11)	(.55)	—
August 31, 2007	12.66	.44	.50	.94	(.42)	—

Life Solutions Growth Fund

Institutional Class
August 31, 2011	9.96	.26	1.16	1.42	(.20)	—
August 31, 2010	9.95	.17	.04	.21	(.20)	—
August 31, 2009	11.82	.20	(1.89)	(1.69)	(.18)	—
August 31, 2008	13.77	.64	(2.01)	(1.37)	(.58)	—
August 31, 2007	12.79	.37	.97	1.34	(.36)	—

Life Solutions Income and Growth Fund

Institutional Class
August 31, 2011	10.41	.27	.80	1.07	(.64)	—
August 31, 2010	10.16	.33	.21	.54	(.29)	—
August 31, 2009	11.04	.28	(.55)	(.27)	(.59)	(.01)
August 31, 2008	12.51	.50	(1.29)	(.79)	(.52)	(.16)
August 31, 2007	12.42	.47	.06	.53	(.44)	—

(a)	Average daily shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Funds is affected by the timing of the declaration of dividends by the Underlying Funds in which the Funds invest.
(c)	The calculation includes only those expenses charged directly to the Funds and does not include expenses charged to the Underlying Funds in which the Funds invest.
(d)	May reflect amounts waived and /or reimbursed by the investment advisor and for certain funds, custody credit arrangements.

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
$	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
Total	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Distributions	Period	Return	(000)	Net(c)(d)	Gross(c)	Net Assets(c)(d)	Turnover Rate

(.26)	11.51	12.48	33,315	.45	.59	2.11	37
(.21)	10.47	3.66	25,565	.45	.74	2.18	74
(.29)	10.30	(7.79)	24,411	.45	.78	2.37	73
(.55)	11.52	(8.73)	27,962	.44	.45	4.27	94
(.42)	13.18	7.51	58,036	.33	.33	3.31	31

(.20)	11.18	14.31	1,841	.45	4.53	2.25	50
(.20)	9.96	2.05	4,583	.45	3.15	1.59	73
(.18)	9.95	(14.12)	5,282	.45	2.30	2.21	82
(.58)	11.82	(10.38)	11,379	.45	.72	4.97	75
(.36)	13.77	10.53	37,358	.45	.45	2.74	30

(.64)	10.84	10.52	886	.45	11.66	2.54	73
(.29)	10.41	5.39	878	.45	5.37	3.13	89
(.61)	10.16	(1.73)	3,268	.45	3.52	2.99	81
(.68)	11.04	(6.59)	7,604	.45	1.10	4.33	99
(.44)	12.51	4.30	19,939	.45	.70	3.67	32

Contacting the SSgA Funds

Online:	www.ssgafunds.com	24 hours a day, 7 days a week

Phone:	800-647-7327	Monday–Friday 8am–5pm EST

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail

SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

ADDITIONAL INFORMATION ABOUT THE SSgA FUNDS

For more information about the SSgA Funds, the following documents are available without charge:

Annual and Semi-Annual Reports. Additional information about the SSgA Funds’ investments is available in the SSgA Funds’ most recent annual and semi-annual reports to shareholders. In each fund’s annual report (other than reports of money market funds), you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

Statement of Additional Information. The Statement of Additional Information provides more detailed information about the SSgA Funds, including information about the SSgA Funds’ policies with respect to selective disclosure of each fund’s portfolio holdings.

The annual report and the Statement of Additional Information for the fund are incorporated into this Prospectus by reference. You may obtain free copies of the most recent annual report, semi-annual report or the Statement of Additional Information of the fund, and may request other information or make other inquiries, by contacting:

State Street Global Markets LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 997-7327

The Prospectus, Statement of Additional Information and annual and semi-annual reports to shareholders also are available, free of charge, on the SSgA Funds’ website at www.ssgafunds.com.

You may review and copy information about the SSgA Funds (including the Statement of Additional Information) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the Securities and Exchange Commission at (202) 551-8090. Reports and other information about the SSgA Funds are available on the EDGAR Database on the Securities and Exchange Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds’ SEC File No. 811-05430

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